                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-08859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                         SEASONS VARIABLE ANNUITY (J-1580-PRO.1 (R-7/04)) PROSPECTUS DATED AUGUST 2, 2004
--------------------------------------------------------------------------------

The date of the Prospectus has been changed to April 29, 2005.

All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to April 29, 2005.

THE FOLLOWING IS ADDED TO THE GLOSSARY IN THE PROSPECTUS:

Fixed Account - An account that we may offer in which you may invest money and earn a fixed rate of return.

Market Close - The close of the New York Stock Exchange, usually 1:00 p.m. Pacific Time.

Trust - Refers to the Seasons Series Trust.

Underlying Funds - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.

THE FOLLOWING REPLACES THE SECTION ENTITLED TRANSFERS DURING THE ACCUMULATION PHASE ON PAGE 14 IN THE PROSPECTUS:

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.




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                                  Page 1 of 4

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U. S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U. S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

        (1)     the number of transfers made in a defined period;

        (2)     the dollar amount of the transfer;

        (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

        (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

        (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

        (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair


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                                   Page 2 of 4
and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

THE FOLLOWING REPLACES THE SECTION ENTITLED GENERAL ACCOUNT ON PAGE 26 IN THE
PROSPECTUS:

Money allocated to any Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

THE FOLLOWING REPLACES THE SECTION ENTITLED PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT ON PAGE 27 IN THE PROSPECTUS:

Payments in Connection with Distribution of the Contract

    Payments to Broker-Dealers

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only that may be up to a maximum 6.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives


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
about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

    Payments We Receive

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

THE FOLLOWING REPLACES THE SECTION ENTITLED LEGAL PROCEEDINGS ON PAGE 28 IN THE
PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Date: April 29, 2005



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                                   Page 4 of 4

                                 [SEASONS LOGO]

                                   PROSPECTUS

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                 August 2, 2004

The annuity contract has several investment choices - fixed account options which offer interest rates guaranteed by AIG SunAmerica Life for different periods of time and Variable Portfolios:

                                GROWTH STRATEGY
    (WHICH INVESTS IN STOCK PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH
                 PORTFOLIO AND MULTI-MANAGED GROWTH PORTFOLIO)
                            MODERATE GROWTH STRATEGY
    (WHICH INVESTS IN STOCK PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH
             PORTFOLIO AND MULTI-MANAGED MODERATE GROWTH PORTFOLIO)
                            BALANCED GROWTH STRATEGY
    (WHICH INVESTS IN STOCK PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH
              PORTFOLIO AND MULTI-MANAGED INCOME/EQUITY PORTFOLIO)
                          CONSERVATIVE GROWTH STRATEGY
    (WHICH INVESTS IN STOCK PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH
                 PORTFOLIO AND MULTI-MANAGED INCOME PORTFOLIO)

                  which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

                       PUTNAM INVESTMENT MANAGEMENT, INC.
                         T. ROWE PRICE ASSOCIATES, INC.
                         JANUS CAPITAL MANAGEMENT LLC.
                     AIG SUNAMERICA ASSET MANAGEMENT CORP.
                       WELLINGTON MANAGEMENT COMPANY, LLP

You can put your money into any one or all of the Variable Portfolios and/or fixed account options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 2, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN
DOCUMENTS BY REFERENCE

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003 and its quarterly report on Form 10-Q for the quarter ended March 31, 2004 are incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AIG SunAmerica Life and its general account, the Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

      AIG SunAmerica Life Life Assurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE
COMMISSION POSITION ON
INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS

GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
    Maximum Owner Transaction Expenses......................    6
    Separate Account Annual Expenses........................    6
    Portfolio Expenses......................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    7
THE SEASONS VARIABLE ANNUITY................................    8
PURCHASING A SEASONS VARIABLE ANNUITY.......................    9
    Allocation of Purchase Payments.........................    9
    Accumulation Units......................................   10
    Free Look...............................................   10
    Exchange Offers.........................................   10
INVESTMENT OPTIONS..........................................   11
    Variable Portfolios.....................................   11
      Seasons Strategies....................................   11
      Seasons Strategy Rebalancing..........................   13
    Fixed Account Options...................................   13
    Transfers During the Accumulation Phase.................   14
    Dollar Cost Averaging Program...........................   15
    Return Plus Program.....................................   16
    Voting Rights...........................................   16
    Substitution............................................   16
ACCESS TO YOUR MONEY........................................   17
    Systematic Withdrawal Program...........................   18
    Minimum Contract Value..................................   18
    Qualified Contract Owners...............................   18
DEATH BENEFIT...............................................   18
    Death of the Annuitant..................................   19
EXPENSES....................................................   19
    Separate Account Charges................................   19
    Withdrawal Charges......................................   19
    Investment Charges......................................   20
    Contract Maintenance Fee................................   20
    Transfer Fee............................................   20
    Premium Tax.............................................   20
    Income Taxes............................................   20
    Reduction or Elimination of Charges and Expenses and
     Additional Amounts Credited............................   20
INCOME OPTIONS..............................................   21
    Annuity Date............................................   21
    Income Options..........................................   21
    Allocation of Income Payments...........................   22
    Fixed or Variable Income Payments.......................   22
    Income Payments.........................................   22
    Transfers During the Income Phase.......................   23
    Deferment of Payments...................................   23
TAXES.......................................................   23
    Annuity Contracts in General............................   23
    Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   24
    Tax Treatment of Distributions--Qualified Contracts.....   24
    Minimum Distributions...................................   24
    Tax Treatment of Death Benefits.........................   25
    Contracts Owned by a Trust or Corporation...............   25
    Gifts, Pledges and/or Assignments of a Contract.........   26
    Diversification and Investor Control....................   26
PERFORMANCE.................................................   26
OTHER INFORMATION...........................................   26
    AIG SunAmerica Life.....................................   26
    The Separate Account....................................   27
    The General Account.....................................   27
    Payments in Connection with Distribution of the
     Contract...............................................   27
    Administration..........................................   28
    Legal Proceedings.......................................   28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............   28
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   29
APPENDIX A--CONDENSED FINANCIALS............................  A-1
APPENDIX B--MARKET VALUE ADJUSTMENT.........................  B-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--AIG SunAmerica Life Assurance Company (AIG SunAmerica Life), we, us, the insurer that issues this contract. Only "AIG SunAmerica Life" is the capitalized term in the prospectus.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 90th birthday or tenth contract anniversary, whichever is later.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

SEASONS STRATEGY (IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each Seasons Strategy has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Seasons Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in any combination of the four pre-allocated Strategies ("Variable Portfolios") and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. Your will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawals charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)...   7%

TRANSFER FEE
No charge for the first 4 transfers each contract year; thereafter, the fee is $25 ($10 in Pennsylvania and Texas) per transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
$35 ($30 in North Dakota) which is currently waived if contract value $50,000 or more

FOOTNOTE TO FEE TABLES:

(1) Withdrawal Charge Schedule
 (as a percentage of each Purchase Payment)
 Years:..............    1     2     3     4     5     6     7    8+
                         7%    6%    6%    5%    4%    3%    2%    0%

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

Mortality and Expense Risk Fees..............  1.25%
Distribution Expense Charge..................  0.15%
                                               -----
Total Separate Account Annual Expenses.......  1.40%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIO OF THE TRUST BEFORE ANY WAIVER OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUST'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED TRUST PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING.

PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
underlying portfolios of the Trust,
including management fees, other
expenses and 12b-1 fees, if
applicable).......................      0.96%     1.04%

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses and expenses for the underlying portfolios of the Trust.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trust are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 1.04%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $952    $1,376    $1,726     $2,826

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $247     $761     $1,301     $2,776

(3) If you do not surrender your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $252     $776     $1,326     $2,826

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 0.96%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $944    $1,351    $1,685     $2,746

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $239     $736     $1,260     $2,696

(3) If you do not surrender your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $244     $751     $1,285     $2,746

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. We converted the contract administration fee to a percentage (0.05%). The actual impact of the administration charge may differ from the percentage and which is currently waived for contract values over $50,000. The Examples assume separate account expenses as indicated and that no transfer fees were imposed. Premium taxes are not reflected but may be applicable. Additional information on the portfolio company fees can be found in the Trust prospectus located behind this prospectus.
2. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         CONDENSED FINANCIALS APPEAR IN APPENDIX A OF THIS PROSPECTUS.

THE SEASONS VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. The flexibility and diversification offered by this annuity can help you reach your retirement savings goals. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. If you allocate money to the Variable Portfolios, the amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The Contract may also offer several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on Seasons Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life Assurance Company (AIG SunAmerica Life, The Company, us, we) issues the Seasons Variable Annuity. When you purchase a Seasons Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase. This variable annuity may not be available for sale in your state. Please check with your financial representative regarding availability.

PURCHASING A SEASONS VARIABLE ANNUITY
--------------------------------------------------------------------------------

A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                               MINIMUM
                       MINIMUM INITIAL        SUBSEQUENT
                       PURCHASE PAYMENT    PURCHASE PAYMENT
                       ----------------    ----------------
Qualified                   $2,000               $500
Non-qualified               $5,000               $500

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $50.

We may refuse any Purchase Payment. In general, we will not issue a contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 90.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we discover a misstatement of age with respect to the contract issue age and any age-driven features in the contract, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

This contract is no longer available for purchase by new policyowners.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and Variable Portfolios according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are credited based upon the Accumulation Unit Value (AUV) next determined after receipt. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units. We base the number of Annuity Units you receive on the unit value of the Variable Portfolios as of the day we receive your money, if we receive it before 1 p.m. Pacific Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Time.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day. When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Portfolio by the value of the Accumulation Unit for that Seasons Strategy.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You want your money to be invested in the Moderate Growth Strategy. We determine that the value of an Accumulation Unit for the Moderate Growth Strategy is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.252 Accumulation Units for the Moderate Growth Strategy.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Unless otherwise required by state law, you will receive back the value of the money allocated to the Variable Portfolios on the day we receive your request plus any Purchase Payment in the fixed account options. This value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

Certain states (and under all contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those contracts, we reserve the right to put your money in the 1-year fixed account option during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments, or (2) the value of your contract. At the end of the free look period, we reallocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with the applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract offers Variable Portfolios which we call Strategies and fixed account options. We designed the contract to meet your varying investment needs over time.

SEASONS STRATEGIES

The contract offers multi-manager variable investment Seasons Strategies, each with a different investment objective. We designed the Seasons Strategies to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

Each Seasons Strategy invests in three of the six underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the Strategy.

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), which is affiliated with AIG SunAmerica Life manages Seasons Series Trust. AIG SAAMCo engaged sub-advisers to provide investment advice for certain investment portfolios.

The underlying investment portfolios of Seasons Series Trust include the Asset
Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios"). Seasons Series Trust contains other underlying investment portfolios in addition to those listed here which are not available for investment under this contract.

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Management LLC., a balanced component managed by AIG SAAMCo and a fixed income component managed by Wellington Management Company, LLP. The Growth Strategy and the Moderate Growth Strategy also have an aggressive growth component which AIG SAAMCo manages. The percentage that any one of these components represents in the Multi-Managed Portfolio varies in accordance with the investment objective.

YOU SHOULD READ THE PROSPECTUS FOR SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS AND IS ATTACHED TO THIS PROSPECTUS.

Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each Seasons Strategy has a neutral asset allocation mix of stocks, bonds and cash. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each Seasons Strategy. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each Seasons Strategy; and

     - the percentage allocation in which each Seasons Strategy invests.


GROWTH STRATEGY                                                      MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its assets           GOAL: Growth of capital through investments in equities,
  primarily to stocks. This Strategy may be best suited for          with a secondary objective of conservation of principal by
  those with longer periods to invest.                               allocating more of its assets to bonds than the Growth
                                                                     Strategy. This Strategy may be best suited for those nearing
  Target Asset Allocation:                                           retirement years but still earning income.
      Stocks 80%             Bonds 15%             Cash 5%           Target Asset Allocation:
  [GROWTH CHART]                                                         Stocks 70%              Bonds 25%              Cash 5%
                                                                     [MODERATE GROWTH CHART]


BALANCED GROWTH STRATEGY                                             CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by investing            GOAL: Capital preservation while maintaining some
  in a more balanced weighting of stocks and bonds, with a           potential for growth over the long term. This Strategy may be
  secondary objective of seeking a high total return. This           best suited for those with lower investment risk tolerance.
  Strategy may be best suited for those approaching retirement
  and with less tolerance for investment risk.                       Target Asset Allocation:
  Target Asset Allocation:                                               Stocks 42%              Bonds 53%              Cash 5%
      Stocks 55%             Bonds 40%             Cash 5%           [CONSERVATIVE GROWTH CHART]
  [BALANCED GROWTH CHART]

SEASONS STRATEGY REBALANCING

Each Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. In order to maintain the mix of investment portfolios consistent with each Strategy's objective, each Strategy within your contract will be rebalanced each quarter. On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any Strategy more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such Strategy. Rebalancing a Strategy may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns. Transfers made as a result of rebalancing a Strategy are not counted against your four free transfers per year.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX B SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $500 per transfer. If less than $500 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com)or in writing by mail or facsimile. We allow 4 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 4 free transfers per contract year.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

     - the number of transfers made in a defined period;

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests that are required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, WAIVE OR TERMINATE THIS TRANSFER PROVISION AT ANY TIME.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") Program allows you to systematically transfer a set percentage or amount from any Variable Portfolio or the one year fixed account option (source accounts) to another Variable Portfolio (target account). You can also select to transfer the entire value in a Variable Portfolio or the one year fixed investment option in a stated number of transfers. Transfers may occur on such periodic schedules such as monthly or weekly. You can change the amount or frequency to available options at any time by notifying us in writing. The minimum transfer amount is $500, unless you use the DCAFAs (see below). Fixed Account options are not available as target accounts for the DCA program.

We may also offer DCAFAs for a specified time period exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into DCAFAs, we transfer all your money allocated to that account into the Variable Portfolios you select over the selected time period at an offered frequency of your choosing.

You may terminate your DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers under this program do not count against your four free transfers per year.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

THERE IS NO FEE FOR PARTICIPATING IN THE DCA PROGRAM. WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

     EXAMPLE:

     Assume that you want to gradually move $750 each month from the Conservative Growth Strategy to the Growth Strategy over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

MONTHS     ACCUMULATION UNIT    UNITS PURCHASED
-------    -----------------    ---------------
 1              $ 7.50                100
 2              $ 5.00                150
 3              $10.00                 75
 4              $ 7.50                100
 5              $ 5.00                150
 6              $ 7.50                100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

RETURN PLUS PROGRAM

The Return Plus Program allows you to invest in one or more of the Variable Portfolios without putting the amount of your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options (other than the DCA fixed accounts) and the Variable Portfolios you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program.

The Return Plus Program is only available if we are offering multi-year FAGPs. We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Strategy, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Seasons Series Trust shares. However, when the underlying investment portfolios of the Seasons Series Trust solicit proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolios. We may move assets and/or re-direct future premium allocations from one Variable Portfolios to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolios is no longer an appropriate investment for the contract, for reason such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolios offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolios choices.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due at the time the free withdrawals were taken if your free withdrawal had not been free.

Generally, each contract year you may withdraw up to 10% of your Purchase Payments which are subject to a withdrawal charge free of any withdrawal charge. This is the free withdrawal amount.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are invested for less than 7 years and withdrawn will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After that free withdrawal your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000) B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment (6%) [B X C = $6,000]
D = Your full surrender value ($74,000)

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

Under most circumstances, the minimum partial withdrawals amount is $1,000. We require that the value left in any Seasons Strategy or fixed account be at least $500, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Seasons Strategy and fixed account option in which your contract is invested.

Washington residents should consult their financial adviser for additional information.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted;

(3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of the free withdrawal amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase of your contract, we will pay a death benefit to your Beneficiary. If you die during the Income Phase, your beneficiary will receive any remaining guaranteed income payments in accordance with the income options you choose. SEE INCOME OPTIONS BELOW.

If you should die prior to reaching age 75 or, in the case of joint owners, if an owner should die prior to the youngest owner reaching age 75, the death benefit will be equal to the greater of:

     1. Contract Value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Total Purchase Payments less withdrawals, applicable charges, market value adjustments and taxes, accumulated at 3% from the date your contract was issued until the date of death, plus any Purchase Payments received, less any withdrawals, applicable charges, market value adjustments and taxes made or charged, after the date of death.

If the contract was issued after your 75th birthday or if you should die after you reach age 75, or, in the case of joint owners, if the contract was issued after both owners' 75th birthday or if an owner dies after the youngest owner reaches age 75, the death benefit will be the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Total Purchase Payments received by us before age 75 (in the case of joint owners, before the younger owner reaches age 75) less any withdrawals, applicable charges, market value adjustments and taxes, accumulated at 3% from the date your contract was issued until your 75th birthday (or, if there is a joint owner, the 75th Birthday of the youngest owner), plus any subsequent Purchase Payments received, less any withdrawals, applicable charges, market value adjustments and taxes made or charged, after your 75th birthday.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

The death benefit must be paid within 5 years of the date of death, unless the Beneficiary elects to have the death benefit payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of your death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value.

The death benefit will be calculated and paid out when we receive all required paperwork and satisfactory proof of death. We consider satisfactory proof of death one of the following: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us.

DEATH OF THE ANNUITANT

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts separate account charges in the amount of 1.40%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. These charges compensate the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

The contract provides a Free Withdrawal Amount every year. SEE ACCESS TO YOUR MONEY ABOVE. If you take money out in excess of the Free Withdrawal Amount, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for seven complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      YEAR          1    2    3    4    5    6    7    8
-----------------  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal
  Charge.........  7%   6%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We will not assess a withdrawal charge upon election to receive income payments from your contract.

Withdrawals made prior to age 59 1/2 may result in tax penalties SEE TAXES
BELOW.

INVESTMENT CHARGES

Charges are deducted from the assets of the investment portfolios underlying the STRATEGIES for the advisory and other expenses of the portfolios. SEE FEE TABLES ABOVE. FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE ATTACHED TRUST PROSPECTUS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We will deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit four free transfers between investment options, every contract year. We charge you $25 for each transfer over four in any one year ($10 in Pennsylvania and Texas). We deduct the transfer fee from the Seasons Strategy and/or fixed account option from which you request the transfer SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges where applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group;

amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except to the extent discussed under Option 5, once you begin receiving income payments you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before the Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard Income Options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity factors set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the Survivor die before all of the guaranteed payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

ALLOCATION OF INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of your Variable Portfolios.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments will vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolios also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

You may transfer money among the Variable Portfolios during the Income Phase. Transfers are subject to the same limitations as transfers during the Accumulation Phase. However, you may not transfer money from the fixed account into the Variable Portfolios or from the Variable Portfolios into the fixed accounts during the Income Phase. SEE EXPENSES ABOVE.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income payments.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the Variable Portfolios. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We may show performance of each Variable Portfolio in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information for additional information regarding the methods used to calculate performance data.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corporation, and the AIG Advisors Group. (comprising six wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include, fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed for AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 7.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. SEE EXPENSES, ABOVE.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.60% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company. A purported class action captioned NIKITA Mehta. as Trustee of the N.D. Mehta Living. Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are incorporated herein by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Income Payments.............................................    4
Annuity Unit Values.........................................    5
Taxes.......................................................    8
Distribution of Contracts...................................   13
Financial Statements........................................   13

APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------

                                                               ONE MONTH
                       INCEPTION   FISCAL YEAR   FISCAL YEAR     ENDED     FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                          TO          ENDED         ENDED        MONTH        ENDED         ENDED         ENDED         ENDED
     STRATEGIES         3/31/98      3/31/99       3/31/00      4/30/00      4/30/01       4/30/02       4/30/03       4/30/04
---------------------  ---------   -----------   -----------   ---------   -----------   -----------   -----------   -----------
--------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date: 4/15/97)
  Beginning AUV......     $10.00        $13.09        $15.89      $21.30       $20.24       $17.060       $14.397        $12.770
  End AUV............     $13.09        $15.89        $21.30      $20.24       $17.06       $14.397       $12.770        $14.964
  Ending Number of
     AUs.............  3,950,133     7,643,378     8,130,517   8,249,540    7,812,757     6,819,437     5,299,344      4,931,461
--------------------------------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 4/15/97)
  Beginning AUV......     $10.00        $12.76        $15.09      $19.48       $18.61       $16.298       $14.197        $12.885
  End AUV............     $12.76        $15.09        $19.48      $18.61       $16.30       $14.197       $12.885        $14.803
  Ending Number of
     AUs.............  3,639,458     7,968,543     8,508,732   8,649,412    8,525,921     7,608,915     6,095,326      5,578,924
--------------------------------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 4/15/97)
  Beginning AUV......     $10.00        $12.44        $14.05      $16.68       $16.11       $14.985       $13.731        $12.924
  End AUV............     $12.44        $14.05        $16.68      $16.11       $14.99       $13.731       $12.924        $14.471
  Ending Number of
     AUs.............  2,789,702     6,957,319     7,049,356   7,030,568    6,773,402     6,208,464     5,236,458      4,812,477
--------------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 4/15/97)
  Beginning AUV......     $10.00        $12.06        $13.21      $14.89       $14.50       $14.137       $13.445        $13.071
  End AUV............     $12.06        $13.21        $14.89      $14.50       $14.14       $13.445       $13.071        $14.295
  Ending Number of
     AUs.............  1,536,220     5,313,501     5,332,213   5,350,653    5,064,829     4,841,527     4,251,657      3,723,265
--------------------------------------------------------------------------------------------------------------------------------

     AUV-Accumulation Unit Value

     AU-Accumulation Units

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                    [(1+I/(1+J+L)][to the power of N/12] - 1

where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is              = [(1+I/(1+J+0.005)][to the power of N/12] - 1
                               = [(1.05)/(1.04+0.005)][to the power of 18/12] -
                               1
                               = (1.004785)[to the power of 1.5] - 1
                               = 1.007186 - 1
                               = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is    = [(1+I)/(1+J+0.005)][to the power of N/12] - 1
                     = [(1.05)/(1.06+0.005)][to the power of 18/12] - 1
                     = (0.985915)[to the power of 1.5] - 1
                     = 0.978948 - 1
                     = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                        $4,000 X (-0.021052) = - $84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is    = [(1+I)/(I+J+0.005)][to the power of N/12] - 1
                     = [(1.05)/(1.04+0.005)][to the power of 18/12] - 1
                     = (1.004785)[to the power of 1.5] - 1
                     = 1.007186 - 1
                     = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is    = [(1+I)/(I+J+0.005)][to the power of N/12] - 1
                     = [(1.05)/(1.06+0.005)][to the power of 18/12] - 1
                     = (0.985916)[to the power of 1.5] - 1
                     = 0.978949 - 1
                     = -0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                               $3,760 X (-0.021052) = - $79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

Please forward a copy (without charge) of the Seasons Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ---------------  Signed: -----------------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                            (Seasons Select II LOGO)

                                   PROSPECTUS
                                 April 29, 2005

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices - fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life for different periods of time, and Variable Portfolios:

        SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                              SEASONS STRATEGIES
        LARGE CAP GROWTH                            FOCUS GROWTH                                  GROWTH STRATEGY
       LARGE CAP COMPOSITE                    FOCUS GROWTH AND INCOME                 (WHICH INVESTS IN STOCK PORTFOLIO, ASSET
         LARGE CAP VALUE                            FOCUS VALUE                     ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND
         MID CAP GROWTH                            FOCUS TECHNET                          MULTI-MANAGED GROWTH PORTFOLIO)
          MID CAP VALUE                SEASONS MANAGED ALLOCATION PORTFOLIOS                  MODERATE GROWTH STRATEGY
            SMALL CAP                            ALLOCATION GROWTH                    (WHICH INVESTS IN STOCK PORTFOLIO, ASSET
      INTERNATIONAL EQUITY                   ALLOCATION MODERATE GROWTH             ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND
    DIVERSIFIED FIXED INCOME                    ALLOCATION MODERATE                   MULTI-MANAGED MODERATE GROWTH PORTFOLIO)
     STRATEGIC FIXED INCOME                     ALLOCATION BALANCED                           BALANCED GROWTH STRATEGY
         CASH MANAGEMENT                                                              (WHICH INVESTS IN STOCK PORTFOLIO, ASSET
                                                                                    ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND
                                                                                       MULTI-MANAGED INCOME/EQUITY PORTFOLIO)
                                                                                            CONSERVATIVE GROWTH STRATEGY
                                                                                      (WHICH INVESTS IN STOCK PORTFOLIO, ASSET
                                                                                    ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND
                                                                                          MULTI-MANAGED INCOME PORTFOLIO)

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

        SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                              SEASONS STRATEGIES
   AIG GLOBAL INVESTMENT CORP.         AIG SUNAMERICA ASSET MANAGEMENT CORP.           AIG SUNAMERICA ASSET MANAGEMENT CORP.
 AIG SUNAMERICA ASSET MANAGEMENT    AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.           JANUS CAPITAL MANAGEMENT LLC.
              CORP.                                 BAMCO, INC.                          PUTNAM INVESTMENT MANAGEMENT, INC.
     BANC OF AMERICA CAPITAL            CREDIT SWISS ASSET MANAGEMENT, INC.                T. ROWE PRICE ASSOCIATES, INC.
         MANAGEMENT, LLC                    RCM CAPITAL MANAGEMENT, LLC                  WELLINGTON MANAGEMENT COMPANY, LLP
     FRANKLIN ADVISERS, INC.                   HARRIS ASSOCIATES L.P.                  SEASONS MANAGED ALLOCATION PORTFOLIOS
 GOLDMAN SACHS ASSET MANAGEMENT            JANUS CAPITAL MANAGEMENT INC.                 IBBOTSON INVESTMENT ADVISORS, LLC.
 GOLDMAN SACHS ASSET MANAGEMENT             J.P. MORGAN INVESTMENT INC.
              INT'L                        MARSICO CAPITAL MANAGEMENT LLC
  JANUS CAPITAL MANAGEMENT LLC.             THIRD AVENUE MANAGEMENT, LLC
       LORD, ABBETT & CO.              THORNBURG INVESTMENT MANAGEMENT, INC.
 T. ROWE PRICE ASSOCIATES, INC.
SALOMON BROTHERS ASSET MANAGEMENT
               INC.
 WELLINGTON MANAGEMENT COMPANY,
               LLP

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select(II) Variable Annuity. If elected, this variable annuity provides a payment enhancement program called "Seasons Rewards." Your withdrawal charge schedule will be longer and greater than other contracts offered without the Seasons Rewards program.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE TABLES..................................................    6
   Maximum Owner Transaction Expenses.......................    6
   Separate Account Annual Expenses.........................    6
   Optional Feature Fees....................................    6
   Portfolio Expenses.......................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    7
THE SEASONS SELECT(II) VARIABLE ANNUITY.....................    9
PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY............   10
   Allocation of Purchase Payments..........................   10
   Seasons Rewards Program..................................   11
   Accumulation Units.......................................   12
   Free Look................................................   13
   Exchange Offers..........................................   13
INVESTMENT OPTIONS..........................................   14
   Variable Portfolios......................................   14
     Select and Focused Portfolios..........................   14
     Seasons Managed Allocation Portfolios..................   15
     Seasons Strategies.....................................   16
     Fixed Investment Options...............................   19
   Transfers During the Accumulation Phase..................   20
   Dollar Cost Averaging Program............................   21
   Automatic Asset Rebalancing Program......................   22
   Return Plus Program......................................   23
   Voting Rights............................................   23
   Substitution.............................................   23
ACCESS TO YOUR MONEY........................................   24
   Free Withdrawal Provision................................   24
   Systematic Withdrawal Program............................   25
   Nursing Home Waiver......................................   25
   Minimum Contract Value...................................   26
   Qualified Contract Owners................................   26
OPTIONAL LIVING BENEFITS....................................   26
   Seasons Income Rewards...................................   26
   Seasons Promise Feature..................................   31
DEATH BENEFIT...............................................   33
   Standard Death Benefit...................................   35
   Optional Enhanced Death Benefit..........................   35
   Optional EstatePlus Benefit..............................   36
   Spousal Continuation.....................................   39
EXPENSES....................................................   39
   Separate Account Charges.................................   39
   Withdrawal Charges.......................................   40
   Investment Charges.......................................   40
   Contract Maintenance Fee.................................   41
   Transfer Fee.............................................   41
   Optional Seasons Income Rewards Fee......................   41
   Optional Seasons Promise Fee.............................   41
   Optional Enhanced Death Benefit Fee......................   41
   Optional EstatePlus Fee..................................   41
   Premium Tax..............................................   41
   Income Taxes.............................................   42
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   42
INCOME OPTIONS..............................................   42
   Annuity Date.............................................   42
   Income Options...........................................   42
   Allocation of Annuity Payments...........................   43
   Transfers During the Income Phase........................   44
   Deferment of Payments....................................   44
TAXES.......................................................   44
   Annuity Contracts in General.............................   44
   Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   45
   Tax Treatment of Distributions--Qualified Contracts......   45
   Minimum Distributions....................................   46
   Tax Treatment of Death Benefits..........................   46
   Contracts Owned by a Trust or Corporation................   46
   Gifts, Pledges and/or Assignments of a Contract..........   47
   Diversification and Investor Control.....................   47
OTHER INFORMATION...........................................   47
   AIG SunAmerica Life......................................   47
   The Separate Account.....................................   47
   The General Account......................................   48
   Registration Statements..................................   48
   Payments in Connection with Distribution of the
     Contract...............................................   48
   Administration...........................................   49
   Legal Proceedings........................................   49
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............   50
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   51
APPENDIX A--CONDENSED FINANCIALS............................  A-1
APPENDIX B--SEASONS REWARDS PROGRAM EXAMPLES................  B-1
APPENDIX C--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  C-1
APPENDIX D--SEASONS INCOME REWARDS EXAMPLES.................  D-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our" and "AIG SunAmerica Life" are also used to identify the Company.

FIXED ACCOUNT--An account that we may offer in which you may invest money and earn a fixed rate of return.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 95th birthday or tenth anniversary, whichever is later.

MARKET CLOSE--The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PAYMENT ENHANCEMENT(S)--The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

SEASONS REWARDS PROGRAM--A program that provides an upfront payment enhancement to your contract in exchange for a surrender charge schedule that declines over 9 years.

TRUST--Refers to the Seasons Series Trust.

UNDERLYING FUNDS--The underlying investment portfolios of the Trust in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S)--Refers collectively to the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios, and/or Seasons Strategies. The Variable Portfolios invest in the underlying funds of Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Seasons Select(II) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and/or pre-allocated Seasons Strategies ("Variable Portfolios") and available fixed account options. You may also elect to participate in the Seasons Rewards program of the contract that can provide you with Payment Enhancements to invest in your contract in exchange for a longer withdrawal charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in Seasons Rewards, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The percentage of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Seasons Rewards Program, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING BENEFITS below.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE SEASONS REWARDS PROGRAM. ELECTING THE SEASONS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE SEASONS REWARDS PROGRAM HAS A

SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)
If Seasons Rewards is elected...................   9%
If Seasons Rewards is not elected...............   7%

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year ($10 in Pennsylvania and Texas).

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................  $35

($30 in North Dakota).

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

Mortality and Expense Risk Charge............  1.25%
Distribution Expense Charge..................  0.15%
Optional Enhanced Death Benefit Fee(3).......  0.15%
Optional EstatePlus Fee......................  0.25%
                                               -----
Total Separate Account Annual Expenses.......  1.80%

OPTIONAL FEATURE FEES
You may elect either Seasons Income Rewards or Seasons Promise described below:

OPTIONAL SEASONS INCOME REWARDS FEE
(Calculated as a percentage of your Purchase Payments received in the first 90 days less withdrawals)

CONTRACT YEAR                          ANNUALIZED FEE(4)
-------------                          -----------------
0-7..................................         0.65%
8-10.................................         0.45%
11+..................................         none

OPTIONAL SEASONS PROMISE FEE
(Calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)

CONTRACT YEAR                          ANNUALIZED FEE(5)
-------------                          -----------------
0-7..................................         0.50%
8-10.................................         0.25%
11+..................................         none

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIO OF THE TRUST BEFORE ANY WAIVER OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING TRUST'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED TRUST PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING.

PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
underlying portfolios of the Trust,
including management fees, other
expenses and 12b-1 fees, if
applicable).......................      1.02%    2.27%

FOOTNOTES TO THE FEE TABLE:

(1) Seasons Rewards is a bonus program. Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:......................................................   1     2     3     4     5     6     7     8     9    10+
Seasons Rewards.............................................   9%    8%    7%    6%    6%    5%    4%    3%    2%    0%
Non-Seasons Rewards.........................................   7%    6%    6%    5%    4%    3%    2%    0%    0%    0%

(2) The contract maintenance fee is waived if contract value is $50,000 or more.

(3) If elected, the fee is an annualized charge that is deducted daily from your contract value.

(4) The Seasons Income Rewards feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.

(5) The Seasons Promise feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract adjusted for withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

                      IF YOU ELECT SEASONS REWARDS PROGRAM

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trusts.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the optional enhanced death benefit (0.15%) and EstatePlus (0.25%)) and investment in an underlying portfolio with total expenses of 2.27%.)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,387   $2,165    $3,047     $4,865

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $369    $1,123    $1,897     $3,924

(3) If you do not surrender your contract and you elect the optional Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $487    $1,465    $2,447     $4,865

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 1.02%.

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,155   $1,485    $1,943     $2,864

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $245     $755     $1,291     $2,756

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $255     $785     $1,343     $2,864

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

                  IF YOU DO NOT ELECT SEASONS REWARDS PROGRAM

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trusts.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.80% (including the optional enhanced death benefit (0.15%) and EstatePlus (0.25%)) and investment in an underlying portfolio with total expenses of 2.27%.)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,178   $2,036    $2,799     $4,769

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $369    $1,123    $1,897     $3,924

(3) If you do not surrender your contract and you elect the optional Seasons Income Rewards (0.65% for years 0-7 and 0.45% for years 8-10).

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $478    $1,436    $2,399     $4,769

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 1.02%.)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$  950   $1,370    $1,716     $2,808

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $245     $755     $1,291     $2,756

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $250     $770     $1,316     $2,808

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. We converted the contract administration fee to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectus located behind this prospectus.
2. In addition to the stated assumptions, the Examples assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.
3. Examples reflecting participation in the Seasons Rewards program reflect the Seasons Rewards withdrawal charge schedule and a 2% upfront payment enhancement.
4. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for these features. If you elected the Seasons Promise program instead of the Seasons Income Rewards program, your expenses would be lower than those shown in these tables. The fee for the Seasons Income Rewards and Seasons Promise programs are not calculated as a percentage of your daily net asset value but on other calculation more fully described in the prospectus.
5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         CONDENSED FINANCIALS APPEAR IN APPENDIX A OF THIS PROSPECTUS.

THE SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request that we start making payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable investment portfolios. The Variable Portfolios, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in the Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract may also offer several Fixed Account options for varying time periods. Fixed Account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the Fixed Account options, the amount of money that accumulates in your contract depends on the total interest credited to the particular Fixed Account option(s) in which you are invested.

For more information on the Variable Portfolios and Fixed Account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Seasons Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

AIG SunAmerica Life issues the Seasons Select(II) Variable Annuity. When you purchase a Seasons Select(II) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select(II) may not currently be available in all states. Please check with your financial representative regarding availability in your state.

PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                   $2,000              $250                  $100
Non-qualified               $5,000              $250                  $100

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required, at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

In addition, we may not issue a contract to anyone age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made.

We allow this contract to be jointly owned. We reserve the right to require that the joint owners be spouses. However the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and Variable Portfolios according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you or ask your permission to keep your money until we get the information necessary to issue the contract.

SEASONS REWARDS PROGRAM

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES BELOW. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES BELOW. You may not elect to participate in this program if you are age 81 or older at the time of contract issues. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the Dollar Cost Averaging fixed accounts if you participate in the Seasons Rewards Program.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons Rewards Program may not perform as well as the contract without the feature.

  ENHANCEMENT LEVELS

The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding to your contract value on the date we receive each subsequent Purchase Payment the amount of that subsequent Purchase Payment.

  UPFRONT PAYMENT ENHANCEMENT

An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

  DEFERRED PAYMENT ENHANCEMENT

A Deferred Payment Enhancement is an amount we may add to your contract on a future date (the "Deferred Payment Enhancement Date"). We calculate the Deferred Payment Enhancement amount, if any, as a percentage of each Purchase Payment (the "Deferred Payment Enhancement Rate"). We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management portfolio.

If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

APPENDIX B shows how we calculate any Deferred Payment Enhancement.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:

                                    UPFRONT PAYMENT    DEFERRED PAYMENT
ENHANCEMENT LEVEL                   ENHANCEMENT RATE   ENHANCEMENT RATE
-----------------                   ----------------   ----------------
Under $500,000                             4%                 0%
$500,000 - more                            5%                 0%

The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. We are not currently offering a Deferred Payment Enhancement. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.

90 DAY WINDOW

Contracts issued with the Seasons Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or any applicable Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution. If applicable, any Deferred Look Back Adjustment will be allocated to the Cash Management portfolio.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit it paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

APPENDIX B provides an example of the 90 Day Window Provision.

The Seasons Rewards Program may not be approved for sale in your state or through the broker-dealer with which your financial representative is affiliated. Check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of units you receive on the unit value of the variable investment option as of the date we receive your money, if we receive it before Market Close and on the next day's unit value if we receive your money after

Market Close. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE (CONTRACTS WITHOUT SEASONS REWARDS):

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

     EXAMPLE (CONTRACTS WITH SEASONS REWARDS):

    We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Focus Growth Portfolio.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

Generally we will refund to you the value of your contract on the day we receive your request MINUS any applicable Free Look Payment Enhancement Deduction, if you had elected the Seasons Rewards program. The Free Look Payment Enhancement Deduction is equal of the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it or the state you live in requires it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract MINUS the Free Look Payment Enhancement Deduction, if applicable.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities.

VARIABLE PORTFOLIOS

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages Seasons Series Trust. AIG SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE, GOALS AND RISK FACTORS.

SELECT AND FOCUSED PORTFOLIOS

The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers. One component of the underlying investment portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. However, the Diversified Fixed Income and Strategic Fixed Income portfolios do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each underlying investment portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also offers Focused Portfolios. Each multi-managed Focused Portfolio offers you at least three different professional managers and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

Each underlying investment portfolio and the respective managers are:

                                      SELECT PORTFOLIOS
LARGE CAP GROWTH                MID CAP GROWTH                  INTERNATIONAL EQUITY
AIG Global Investment Corp.     AIGGIC                          AIGGIC
("AIGGIC")                      T. Rowe Price                   Goldman Sachs Asset Management
Goldman Sachs Asset Management  Wellington Management           Int'l
L.P. ("GSAM")                                                   Lord Abbett
Janus Capital Management LLC    MID CAP VALUE
("Janus")                       AIGGIC                          DIVERSIFIED FIXED INCOME
                                GSAM                            AIGGIC
LARGE CAP COMPOSITE             Lord, Abbett & Co. LLC ("Lord   AIG SAAMCo
AIGGIC                          Abbett")                        Wellington Management
AIG SAAMCo
T. Rowe Price Associates, Inc.  SMALL CAP                       STRATEGIC FIXED INCOME
("T. Rowe Price")               AIGGIC                          AIGGIC
                                AIG SAAMCo                      Franklin Advisers, Inc.
LARGE CAP VALUE                 Salomon Brothers Asset          Salomon
AIGGIC                          Management, Inc. ("Salomon")
T. Rowe Price                                                   CASH MANAGEMENT
Wellington Management Company,                                  Banc of America Capital
LLP                                                             Management, LLC
("Wellington Management")

                                      FOCUSED PORTFOLIOS
FOCUS GROWTH                 FOCUS GROWTH & INCOME  FOCUS VALUE            FOCUS TECHNET
Credit Suisse Asset          Harris Associates      Third Avenue           AIG SAAMCo
Management, Inc.             L.P. ("Harris")        Management LLC         BAMCO, Inc.
Janus                        Thornburg Investment   J.P. Morgan            RCM Capital
Marsico Capital Management,  Management, Inc.       Investment             Management, LLC
LLC. ("Marsico")             Marsico                Management Inc.
                                                    ("J.P. Morgan")
                                                    American Century
                                                    Investment
                                                    Management Inc.
                                                    ("American Century")

Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase Payments received for allocation to each Select or Focused Portfolio will be allocated equally among the three managers for that Select and Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three managers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolios.

SEASONS MANAGED ALLOCATION PORTFOLIOS

The contract also offers Seasons Managed Allocation Portfolios, each with a different investment goal. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

Each Seasons Managed Allocation Portfolio is managed by a professional manager, Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

Each Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios listed above. The four Seasons Managed Allocation Portfolios are:

SEASONS MANAGED ALLOCATION            OBJECTIVE                             INVESTMENT STRATEGY
PORTFOLIOS
Allocation Growth Portfolio           Long-term capital appreciation        Invest primarily in equity-based
                                                                            portfolios. Designed to provide
                                                                            higher growth potential, while
                                                                            maintaining risk at a reasonable
                                                                            level.
Allocation Moderate Growth            Long-term capital appreciation        Focuses on equity investing to
Portfolio                                                                   help maximize growth potential,
                                                                            but also invests a portion of its
                                                                            assets in the bond market for
                                                                            income.
Allocation Moderate Portfolio         Long-term capital appreciation and    Combines equity investing with
                                      moderate current income               increased exposure to fixed income
                                                                            investing. Designed for investors
                                                                            who want growth, but who are also
                                                                            seeking a moderate level of
                                                                            income.
Allocation Balanced Portfolio         Long-term capital appreciation and    Offers the greatest exposure to
                                      income                                fixed income among these four
                                                                            portfolios. Designed for investors
                                                                            who need greater balance of growth
                                                                            potential and current income.

Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read carefully the descriptions of each alternative for more details.

SEASONS STRATEGIES

The contract offers multi-manager variable investment Seasons Strategies, each with a different investment objective. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

Each Seasons Strategy invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the Seasons Strategy.

The underlying investment portfolios of Seasons Series Trust in which the Seasons Strategies invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth,

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

Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Management LLC., a balanced component managed by AIG SunAmerica Asset Management Corp. and a fixed income component managed by Wellington Management Company, LLP. The Growth Seasons Strategy and the Moderate Growth Seasons Strategy also have an aggressive growth component which AIG SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each Seasons Strategy initially has a neutral asset allocation mix of stocks, bonds and cash.

SEASONS STRATEGY REBALANCING

Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each Seasons Strategy. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each Seasons Strategy; and

     - the percentage allocation in which each Seasons Strategy invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the following pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any Seasons Strategy more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such Seasons Strategy. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its                GOAL: Growth of capital through investments in equities,
  assets primarily to stocks. This Strategy may be best            with a secondary objective of conservation of principal by
  suited for those with longer periods to invest.                  allocating more of its assets to bonds than the Growth
                                                                   Strategy. This Strategy may be best suited for those nearing
  Target Asset Allocation:                                         retirement years but still earning income.
      Stocks 80%        Bonds 15%        Cash 5%                   Target Asset Allocation:
  [GROWTH CHART]                                                       Stocks 70%        Bonds 25%        Cash 5%
                                                                   [MODERATE GROWTH CHART]


BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by                    GOAL: Capital preservation while maintaining some
  investing in a more balanced weighting of stocks and             potential for growth over the long term. This Strategy may
  bonds, with a secondary objective of seeking a high total        be best suited for those with lower investment risk
  return. This Strategy may be best suited for those               tolerance.
  approaching retirement and with less tolerance for
  investment risk.                                                 Target Asset Allocation:
  Target Asset Allocation:                                             Stocks 42%        Bonds 53%        Cash 5%
      Stocks 55%        Bonds 40%        Cash 5%                   [CONSERVATIVE GROWTH CHART]
  [BALANCED GROWTH CHART]

FIXED INVESTMENT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. WE DO NOT CONTACT YOU. IF WE DO NOT HEAR FROM YOU, YOUR MONEY WILL REMAIN IN THE SAME FAGP WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FAGP.

If available, you may systematically transfer interest earned in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative regarding the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. If you do not elect to participate in the Seasons Rewards program, we may also offer Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

If you do not elect the Seasons Rewards program, you may invest initial and/or subsequent Purchase Payments in DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.

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

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio or

DCAFA available (source accounts) to any other Variable Portfolio (target account). Transfers may occur on such periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. Fixed account options are not available as target accounts for the DCA program. The minimum transfer amount under the DCA program is $100 per transfer.

We may also offer DCAFAs for a specified time period exclusively to facilitate this program. If you elect to participate in the Seasons Rewards Program, the DCAFAs are not available under your contract. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into DCAFAs, we transfer all your money allocated to that account into the Variable Portfolios you select over the selected time period at an offered frequency of your choosing. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instructions on file.

You may terminate your DCA program at any time. If money remains in the DCAFA, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

There is no fee for participating in the DCA program. We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

    Assume that you want to gradually move $750 each month from the Cash Management Portfolio to the Mid-Cap Value Select Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100

    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. There is no fee for participating in the Automatic Asset Rebalancing program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering multi-year Fixed Accounts, allows you to invest in one or more of the Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA Fixed Accounts) and the Variable Portfolios you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. There is no fee for participating in this program.

     EXAMPLE:

    Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the Fixed Account. You want the amount allocated to the Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, we will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trust's shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the investment variable portfolios offered under your contract. For example, we may offer new portfolios, delete portfolios, or stop accepting allocations and/or investments in a particular portfolio. We may move assets and re-direct future premium allocations from one portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new investment variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your portfolio choices.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal if a withdrawal comes from the multi year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000. We require that the value left in the contract be at least $500 after the withdrawal. You must send a written withdrawal request to our Annuity Service Center. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

If you participate in the Seasons Rewards Program, you will not receive any applicable Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE SEASONS REWARDS PROGRAM ABOVE.

To determine your free withdrawal amount and the amount, if any, on which we assess a withdrawal charge, we refer to two special terms. These are penalty-free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     1. Any prior withdrawals on which you previously paid a withdrawal charge, plus the amount of the withdrawal charge.

     2. Any prior free withdrawals in any year that were in excess of your penalty-free earnings and were free because the Purchase Payment withdrawn is no longer subject to surrender charges at the time of the withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During your first contract year your free withdrawal amount is the greater of:

     1. Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any prior withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase Payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years, or 9 years if you elect to participate in the Seasons Rewards Program, will result in your paying a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example, we will assume a 0% growth rate over the life of the contract, no election of the Seasons Rewards Program or optional enhanced death benefit and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After those free withdrawals your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000)
B = The amount of your Total Invested Amount still subject to surrender charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment at the time of full surrender (4%) [B X C = $4,000]
D = Your full surrender value ($76,000)

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100 ($250 for Oregon). There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the owner, not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is $500 or less as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you, less any applicable charges.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

SEASONS INCOME REWARDS

What is Seasons Income Rewards?

Seasons Income Rewards is an optional living benefit feature. If you elect this feature, for which you will be charged an annualized fee after a specified waiting period, you are guaranteed to receive withdrawals, over a minimum number of years that in total equal Purchase Payments made in the first 90 days adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Seasons Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.

What options are currently available?

Three options are currently available under this feature. The available options, referred to as the Step-Up Options, provide a guaranteed minimum withdrawal amount over a minimum number of years equal to at least your initial Purchase Payment (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), the Benefit will be reduced and you may not receive a step-up amount depending on the option selected.

Each option and its components are fully described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect the feature?

You may only elect the feature at the time of contract issue and must choose one of the options discussed below. You may not change the option after election. You cannot elect the feature if you are age 81 or older on the contract issue date. Generally, once you elect the feature, it cannot be cancelled. Seasons Income Rewards cannot be elected if you elect the Seasons Promise feature. SEE SEASONS PROMISE BELOW. Seasons Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit calculated?

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

The table below is a summary of the three Step-Up Options we are currently offering:

-----------------------------------------------------------------------------------------------------
                                                                                            MINIMUM
                                                                                          WITHDRAWAL
                                                                                          PERIOD* (IF
                                                                                            MAXIMUM
                                                                              MAXIMUM       ANNUAL
                                                                               ANNUAL     WITHDRAWAL
                                                                             WITHDRAWAL     AMOUNT
                                                                 STEP-UP      AMOUNT+        TAKEN
 OPTION                 BENEFIT AVAILABILITY DATE                 AMOUNT     PERCENTAGE   EACH YEAR)
-----------------------------------------------------------------------------------------------------
  1        3 years following contract issue date                 10%* of       10% of      11 years
                                                                Withdrawal   Withdrawal
                                                                 Benefit      Benefit
                                                                   Base         Base
-----------------------------------------------------------------------------------------------------
  2        5 years following contract issue date                 20%* of       10% of      12 years
                                                                Withdrawal   Withdrawal
                                                                 Benefit      Benefit
                                                                   Base         Base
-----------------------------------------------------------------------------------------------------
  3        10 years following contract issue date                50%** of      10% of      15 years
                                                                Withdrawal   Withdrawal
                                                                 Benefit      Benefit
                                                                   Base         Base
-----------------------------------------------------------------------------------------------------

* You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

+ For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of:
    (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for the Step-Up Options calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract up to the 90th day after your contract issue date, adjusted for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Second, we determine the WITHDRAWAL BENEFIT BASE, On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

 CONTRACT YEAR             ANNUALIZED FEE
---------------   --------------------------------
  0-7 years       0.65% of Withdrawal Benefit Base
  8-10 years      0.45% of Withdrawal Benefit Base
  11+ years                     none

What are the effects of withdrawals on Seasons Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal that exceeds the Step-Up Amount will reduce the Withdrawal Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

     THE SEASONS INCOME REWARDS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE SEASONS INCOME REWARDS FEATURE.

What happens if my contract value is reduced to zero?

     If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature. However, the contract and its other features and benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. Lump sum distribution of the actuarial present value as determined by us, of the total remaining guaranteed withdrawals; or

     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the Stepped-Up Benefit Base is greater than zero when the original owner dies, and the contract value equals zero and therefore no death benefit is payable, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. If the Stepped-Up Benefit Base and the contract value are greater than zero, a non-spousal Beneficiary must make a death claim under the contract provisions which terminates the Benefit. SEE DEATH BENEFITS BELOW.

Can Seasons Income Rewards be cancelled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

Important Information

Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market down turn. Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. Seasons Income Rewards does not guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively impact the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date. Any withdrawals taken under this feature or under the contract may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right at the time your contract is issued to limit the maximum Eligible Purchase Payments to $1 million. For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect this Seasons Income Rewards feature.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS INCOME REWARDS FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SEASONS PROMISE FEATURE

What is Seasons Promise?

Seasons Promise is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). Seasons Promise may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract. You may only elect the Seasons Promise feature if you are under age 86.

If you elect Seasons Promise, at the end of the applicable waiting period we will evaluate your contract to determine if a Seasons Promise benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Seasons Promise benefit payable to you.

How can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Seasons Promise is not available if you elect Seasons Income Rewards. SEE SEASONS INCOME REWARDS ABOVE.

The Seasons Promise feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Seasons Promise be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, Seasons Promise will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?

Seasons Promise offers a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                   PERCENTAGE OF PURCHASE PAYMENTS INCLUDED IN THE
TIME ELAPSED SINCE EFFECTIVE DATE        SEASONS PROMISE BENEFIT CALCULATION
---------------------------------  -----------------------------------------------
            0-90 days                                   100%
            91+ days                                     0%

The Seasons Promise benefit calculation is equal to your Seasons Promise Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Seasons Promise Base is equal to (a) minus (b) where:

        (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

        (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Seasons Rewards feature are not considered Purchase Payments and are not used in the calculation of the Seasons Promise Base.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Seasons Promise benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the fee for Seasons Promise?

Seasons Promise is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

CONTRACT YEAR   ANNUALIZED FEE*
-------------   ---------------
   0-7               0.50%
   8-10              0.25%
   11+               None

---------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Seasons Promise upon a Spousal Continuation?

If your spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

The Seasons Promise feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Seasons Promise would not protect the majority of those payments.

Since the Seasons Promise feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Seasons Promise benefit. For example, if near the end of the waiting period your Seasons Promise Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Seasons Promise Base on your benefit date, you will not receive any benefit even though you have paid for the Seasons Promise feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Seasons Promise benefit.

We reserve the right to modify, suspend or terminate the Seasons Promise feature (in its entirety or any component) at any time for prospectively issued contracts.

DEATH BENEFIT
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you may select one of the optional enhanced death benefits described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We will not pay a Deferred Payment Enhancement, if available, on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE SEASONS REWARDS PROGRAM ABOVE.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary to receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

  1.  a certified copy of the death certificate; or

  2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

  3. a written statement by a medical doctor who attended the deceased at the time of death; or

  4.  any other proof satisfactory to us.

If the Annuitant dies before the annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under this program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

DEFINED TERMS

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

IF YOU PURCHASED YOUR CONTRACT ON OR AFTER AUGUST 2, 2004, SUBJECT TO STATE AVAILABILITY, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

STANDARD DEATH BENEFIT

If your contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

  1.  Contract Value; or

  2.  Net Purchase Payments received prior to your 86th birthday.

If your contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

  1. Contract Value; or

  2. The lesser of:

      a. Net Purchase Payments received prior to your 86th birthday; or

      b. 125% of Contract Value

OPTIONAL ENHANCED DEATH BENEFIT

For an additional fee, you may elect one of the optional benefits below, which can provide greater protection for your beneficiaries. If you elect one of the optional benefits, you must choose either Option 1 or Option 2 at the time you purchase your contract and you cannot change your election thereafter at anytime. The fee for the optional enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

  1.  Contract value; or

  2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday or date of death; or

  3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

  1.  Contract value; or

  2.  Net Purchase Payments received prior to your 86th birthday; or

  3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and adjusted for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Maximum Anniversary option may only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments capped at 125% of contract value. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

OPTIONAL ESTATEPLUS BENEFIT

The EstatePlus benefit, if elected, may increase your death benefit amount. In order to elect EstatePlus, you must have also elected one of the optional benefits described above. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

---------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE          MAXIMUM ESTATEPLUS PERCENTAGE
---------------------------------------------------------------------------------------------
 Years 0-4               25% of earnings        40% of Net Purchase Payments
---------------------------------------------------------------------------------------------
 Years 5-9               40% of earnings        65% of Net Purchase Payments*
---------------------------------------------------------------------------------------------
 Years 10+               50% of earnings        75% of Net Purchase Payments*
---------------------------------------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE          MAXIMUM ESTATEPLUS PERCENTAGE
---------------------------------------------------------------------------------------------
 All Contract Years      25% of earnings        40% of Net Purchase Payments*
---------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?
We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?
The EstatePlus is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot continue with EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus is not payable after the latest Annuity Date. You may pay for the

EstatePlus and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 2, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

STANDARD DEATH BENEFIT

The standard death benefit on your contract, if you are age 74 or younger at the time of death, is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the date of death, plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

If you are age 75 or older at the time of death, the death benefit is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from date of issue until the your 75th birthday, plus any Purchase Payments recorded after the 75th birthday; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 75th birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value at the time we receive all required paperwork and satisfactory proof of death.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced death benefit offers a choice between two enhanced death benefits, each of which includes an EstatePlus component. You must elect the optional enhanced death benefit at the time we issue your contract and once elected it cannot be terminated by you. The optional enhanced death benefit is not available if you are age 81 or older at the time of contract issue.

If you elect the optional enhanced death benefit, we will pay your Beneficiary the sum of A plus B, where:

     A. is the amount payable under the selected enhanced death benefit (see option 1 or 2 below); and

     B. is the amount payable, if any, under the EstatePlus benefit.

A.  ENHANCED DEATH BENEFIT OPTIONS:

     1. 5% Accumulation Option -- the death benefit is the greater of:

        a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or

        b. Net Purchase Payments compounded to the earlier of the 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

           If you die after the Latest Annuity Date and you selected the 5% Accumulation option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from the optional enhanced death benefit. The 5% Accumulation option may not be available in all states.

     2. Maximum Anniversary Value Option -- the death benefit is the greater of:

        a. Net Purchase Payments; or

        b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or

        c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

           If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value on the date we receive all required paperwork and satisfactory proof of death. Therefore, your beneficiary will not receive any benefit from the optional enhanced death benefit. The Maximum Anniversary Value option may not be available in all states.

B.  ESTATEPLUS BENEFIT:

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable.

The Contract Year of Death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage, as set forth below:

-----------------------------------------------------------------------------------------
                           ESTATEPLUS
CONTRACT YEAR OF DEATH     PERCENTAGE              MAXIMUM ESTATEPLUS PERCENTAGE
-----------------------------------------------------------------------------------------
 Years 0-4               25% of earnings  25% of Net Purchase Payments
-----------------------------------------------------------------------------------------
 Years 5-9               40% of earnings  40% of Net Purchase Payments*
-----------------------------------------------------------------------------------------
 Years 10+               50% of earnings  50% of Net Purchase Payments*
-----------------------------------------------------------------------------------------

* Purchase Payments must be invested for at least six months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum EstatePlus calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?
We determine the amount of the EstatePlus based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum EstatePlus?
The EstatePlus amount is subject to a maximum. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

The EstatePlus feature may not be available in all states.

If you elect the 5% Accumulation enhanced death benefit option or the Maximum Anniversary enhanced death benefit, the EstatePlus benefit will only be paid if your date of death is prior to your Latest Annuity Date.

We assess a fee for the EstatePlus. We deduct daily the annual charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. This fee will terminate, if the benefit is no longer available to you based on your age, as discussed above. In the state of Washington only the Maximum Anniversary Value component of the optional enhanced death benefit is available. Neither the 5% Accumulation nor the EstatePlus is available in Washington. The fee charged for the Maximum Anniversary Value option in Washington is 0.25% of the average daily ending value of the assets allocated to the Variable Portfolios.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL ENHANCED DEATH BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or the available multi-year FAGPs, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix D.

Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract.

The Continuing Spouse, generally, cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the EstatePlus benefit. We will terminate the EstatePlus benefit if the Continuing Spouse is age 81 or older on the Continuation Date. If the EstatePlus benefit is terminated or if the Continuing Spouse dies after the latest Annuity Date, no benefit will be payable under the EstatePlus benefit.

SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts separate account charges in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. These charges compensate the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract. If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

       WITHDRAWAL CHARGE WITHOUT THE SEASONS REWARDS PROGRAM (SCHEDULE A)

        YEAR           1     2     3     4     5     6     7    8+
--------------------  ---   ---   ---   ---   ---   ---   ---   ---
Withdrawal Charge...    7%    6%    6%    5%    4%    3%    2%    0%

        WITHDRAWAL CHARGE WITH THE SEASONS REWARDS PROGRAM (SCHEDULE B)

        YEAR           1     2     3     4     5     6     7     8     9    10+
--------------------  ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
Withdrawal Charge...    9%    8%    7%    6%    6%    5%    4%    3%    2%   0%

After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you elect to participate in the Seasons Rewards Program, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

The Seasons Rewards Program is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor investment management fees are higher on the Seasons Rewards Program than contracts that do not feature the Program.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolios for the advisory and other expenses of the portfolios. SEE FEE TABLES ABOVE.

12b-1 Fees

Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The service fee of 0.25% (also known as a 12b-1 fee) is used generally to pay financial intermediaries for services provided over the life of the contract.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE ATTACHED PROSPECTUS FOR THE SEASONS SERIES TRUST.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL SEASONS INCOME REWARDS FEE

The annualized Seasons Income Rewards fee is calculated as a percentage of your Withdrawal Benefit Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.

CONTRACT YEAR     ANNUALIZED FEE
-------------     --------------
  0-7 years           0.65%
 8-10 years           0.45%
  11+ years            None

OPTIONAL SEASONS PROMISE FEE

The fee for the option Seasons Promise feature is calculated as a percentage of the positive difference between your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

    CONTRACT YEAR        ANNUALIZED FEE
    -------------        ---------------
         0-7                  0.50%
         8-10                 0.25%
         11+                   None

OPTIONAL ENHANCED DEATH BENEFIT FEE

The fee for the optional enhanced death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the optional EstatePlus benefit. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges where applicable. Currently we deduct the charge for premium taxes when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

If you participate in the Seasons Rewards Program and switch to the Income Phase prior to a Deferred Payment Enhancement Date, if applicable, we will not allocate any corresponding Deferred Payment Enhancement to your contract. SEE SEASONS REWARDS PROGRAM ABOVE.

Income payments must begin on or before the Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard Income Options. Other payout options may be available. Please contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolios in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity date depending on four factors:

     - for life options, your age when payments begin and in most states if a non-qualified contract, your gender; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolios also impact the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

You may wish to consult your tax advisor for information concerning your particular circumstances.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established Variable Annuity Account Five (the "Separate Account") under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

     PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.60% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and is not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are incorporated herein by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account............................................     3
General Account.............................................     3
Support Agreement Between the Company and AIG...............     4
Performance Data............................................     4
Income Payments.............................................     7
Income Protector Feature....................................     7
Annuity Unit Values.........................................     8
Taxes.......................................................    11
Distribution of Contracts...................................    16
Financial Statements........................................    16

APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------

                                         FISCAL                      FISCAL          FISCAL       FISCAL       FISCAL
                                          YEAR      ONE MONTH         YEAR            YEAR         YEAR         YEAR
                         INCEPTION TO     ENDED       ENDED          ENDED           ENDED        ENDED         ENDED
  SEASONS STRATEGIES       3/31/99       3/31/00     4/30/00        4/30/01         4/30/02      4/30/03       4/30/04
-----------------------  ------------   ---------   ---------   ----------------   ----------   ----------   -----------
------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date: 4/15/97)
  Beginning AUV........      15.05          15.89       21.30    (a)  $    20.24   $   17.039   $   14.356   $    12.715
                                                                 (b)  $    20.24   $   17.018   $   14.302   $    12.635
  Ending AUV...........      15.89          21.30       20.24    (a)  $    17.04   $   14.356   $   12.715   $    14.878
                                                                 (b)  $    17.02   $   14.302   $   12.635   $    14.748
  Ending Number of
     AUs...............     31,169      1,653,495   1,871,300    (a)     398,040    1,596,999    2,178,753     3,020,703
                                                                 (b)   1,431,268    5,159,748    5,698,422     6,514,187
------------------------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 4/15/97)
  Beginning AUV........      14.25          15.09       19.48    (a)  $    18.62   $   16.288   $   14.164   $    12.833
                                                                 (b)  $    18.62   $   16.267   $   14.111   $    12.753
  Ending AUV...........      15.09          19.48       18.62    (a)  $    16.29   $   14.164   $   12.833   $    14.722
                                                                 (b)  $    16.27   $   14.111   $   12.753   $    14.594
  Ending Number of
     AUs...............     93,136      1,559,019   1,760,865    (a)     483,256    2,793,004    4,278,227     6,054,737
                                                                 (b)   1,692,012    7,849,672    9,973,728    11,785,293
------------------------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 4/15/97)
  Beginning AUV........      13.80          14.05       16.68    (a)  $    16.11   $   14.973   $   13.695   $    12.870
                                                                 (b)  $    16.11   $   14.956   $   13.645   $    12.791
  Ending AUV...........      14.05          16.68       16.11    (a)  $    14.97   $   13.695   $   12.870   $    14.390
                                                                 (b)  $    14.96   $   13.645   $   12.791   $    14.265
  Ending Number of
     AUs...............     85,553        991,695   1,061,795    (a)     375,068    2,883,697    4,762,059     6,508,746
                                                                 (b)   1,049,088    5,761,721    7,977,286    10,269,407
------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 4/15/97)
  Beginning AUV........      13.03          13.21       14.89    (a)  $    14.50   $   14.127   $   13.410   $    13.016
                                                                 (b)  $    14.50   $   14.101   $   13.353   $    12.928
  Ending AUV...........      13.21          14.89       14.50    (a)  $    14.13   $   13.410   $   13.016   $    14.214
                                                                 (b)  $    14.10   $   13.353   $   12.928   $    14.082
  Ending Number of
     AUs...............     33,892        623,175     629,067    (a)     181,135    2,004,171    3,771,996     4,522,063
                                                                 (b)     795,377    3,915,976    6,606,977     7,653,618
------------------------------------------------------------------------------------------------------------------------

     (a) Without election of optional enhanced death benefit.
     (b) With election of optional enhanced death benefit, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

                                         FISCAL                         FISCAL          FISCAL       FISCAL       FISCAL
                                          YEAR       ONE MONTH           YEAR            YEAR         YEAR         YEAR
                         INCEPTION TO     ENDED        ENDED            ENDED           ENDED        ENDED        ENDED
   SELECT PORTFOLIOS       3/31/99       3/31/00      4/30/00          4/30/01         4/30/02      4/30/03      4/30/04
-----------------------  ------------   ---------   ------------   ----------------   ----------   ----------   ----------
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.68        14.94      (a)  $    13.99   $   10.121   $    7.931   $    6.806
                                                                    (b)  $    13.99   $   10.107   $    7.900   $    6.763
  Ending AUV...........      10.68          14.94        13.99      (a)  $    10.12   $    7.931   $    6.806   $    8.101
                                                                    (b)  $    10.11   $    7.900   $    6.763   $    8.029
  Ending Number of
     AUs...............     85,647      1,058,317    1,158,071      (a)     138,746      858,299    1,469,235    2,278,875
                                                                    (b)   1,108,465    3,700,885    4,665,791    5,712,326
--------------------------------------------------------------------------------------------------------------------------
Large Cap Composite (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.41        12.88      (a)  $    12.30   $   10.419   $    8.858   $    7.441
                                                                    (b)  $    12.30   $   10.405   $    8.825   $    7.394
  Ending AUV...........      10.41          12.88        12.30      (a)  $    10.42   $    8.858   $    7.441   $    8.814
                                                                    (b)  $    10.40   $    8.825   $    7.394   $    8.736
  Ending Number of
     AUs...............     33,347        316,855      361,941      (a)      30,196      358,258      763,947    1,088,687
                                                                    (b)     397,804    1,315,528    1,546,325    1,800,336
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.32        10.75      (a)  $    10.79   $   12.354   $   11.297   $    9.433
                                                                    (b)  $    10.79   $   12.338   $   11.254   $    9.374
  Ending AUV...........      10.32          10.75        10.79      (a)  $    12.35   $   11.297   $    9.433   $   11.652
                                                                    (b)  $    12.34   $   11.254   $    9.374   $   11.550
  Ending Number of
     AUs...............     34,004        531,732      571,490      (a)     110,091      957,260    1,479,497    2,077,059
                                                                    (b)     899,551    3,590,415    4,109,010    4,937,302
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.62        18.41      (a)  $    16.85   $   13.691   $   12.185   $   10.242
                                                                    (b)  $    16.85   $   13.674   $   12.140   $   10.178
  Ending AUV...........      10.62          18.41        16.85      (a)  $    13.69   $   12.185   $   10.242   $   13.748
                                                                    (b)  $    13.67   $   12.140   $   10.178   $   13.627
  Ending Number of
     AUs...............     27,096        529,844      612,249      (a)      80,629      523,422      776,963    1,315,460
                                                                    (b)     678,174    2,223,309    2,421,115    3,257,802
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.10        10.93      (a)  $    11.14   $   14.202   $   15.629   $   13.157
                                                                    (b)  $    11.14   $   14.184   $   15.569   $   13.073
  Ending AUV...........      10.10          10.93        11.14      (a)  $    14.20   $   15.629   $   13.157   $   17.260
                                                                    (b)  $    14.18   $   15.569   $   13.073   $   17.107
  Ending Number of
     AUs...............     11,278        297,306      318,151      (a)      98,363      661,329    1,014,719    1,300,186
                                                                    (b)     598,874    2,517,897    2,482,363    3,090,567
--------------------------------------------------------------------------------------------------------------------------

     (a) Without election of optional enhanced death benefit.
     (b) With election of optional enhanced death benefit, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

                                         FISCAL                      FISCAL          FISCAL       FISCAL       FISCAL
                                          YEAR      ONE MONTH         YEAR            YEAR         YEAR         YEAR
                         INCEPTION TO     ENDED       ENDED          ENDED           ENDED        ENDED        ENDED
   SELECT PORTFOLIOS       3/31/99       3/31/00     4/30/00        4/30/01         4/30/02      4/30/03      4/30/04
-----------------------  ------------   ---------   ---------   ----------------   ----------   ----------   ----------

-----------------------------------------------------------------------------------------------------------------------
Small Cap (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.35      15.00     (a)  $    13.56   $   11.201   $   10.455   $    8.091
                                                                 (b)  $    13.56   $   11.186   $   10.415   $    8.040
  Ending AUV...........      10.35          15.00      13.56     (a)  $    11.20   $   10.455   $    8.091   $   10.387
                                                                 (b)  $    11.19   $   10.415   $    8.040   $   10.295
  Ending Number of
     AUs...............     22,807        432,850    481,239     (a)      61,891      553,867      893,438    1,608,225
                                                                 (b)     499,597    2,317,632    2,518,712    3,597,088
-----------------------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 3/1/99)
  Beginning AUV........      10.00          10.51      13.61     (a)  $    12.46   $    9.608   $    7.768   $    5.829
                                                                 (b)  $    12.46   $    9.595   $    7.742   $    5.802
  Ending AUV...........      10.51          13.61      12.46     (a)  $     9.61   $    7.768   $    5.829   $    7.817
                                                                 (b)  $     9.60   $    7.742   $    5.802   $    7.762
  Ending Number of
     AUs...............     23,961        314,634    384,946     (a)      87,318      833,895    1,625,696    2,159,492
                                                                 (b)     532,261    1,773,503    2,547,690    4,127,078
-----------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date:
  3/10/99)
  Beginning AUV........      10.00          10.02      10.00     (a)  $     9.96   $   10.570   $   10.912   $   11.733
                                                                 (b)  $     9.96   $   10.555   $   10.870   $   11.658
  Ending AUV...........      10.02          10.00       9.96     (a)  $    10.57   $   10.912   $   11.733   $   11.680
                                                                 (b)  $    10.56   $   10.870   $   11.658   $   11.577
  Ending Number of
     AUs...............     31,762        474,014    513,721     (a)     217,162    1,388,027    3,232,484    3,279,348
                                                                 (b)     732,849    3,049,466    8,024,390    6,462,854
-----------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 3/26/99)
  Beginning AUV........      10.00          10.00      10.32     (a)  $    10.35   $   10.774   $   10.836   $   10.753
                                                                 (b)  $    10.35   $   10.759   $   10.794   $   10.685
  Ending AUV...........      10.00          10.32      10.35     (a)  $    10.77   $   10.836   $   10.753   $   10.620
                                                                 (b)  $    10.76   $   10.794   $   10.685   $   10.526
  Ending Number of
     AUs...............        970        380,169    235,608     (a)     713,829    1,156,309    1,444,740    2,008,414
                                                                 (b)   1,188,716    1,692,359    2,232,294    2,166,413
-----------------------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 7/7/00)
  Beginning AUV........         --             --         --     (a)  $    10.00   $    7.642   $    6.570   $    5.576
                                                                 (b)  $    10.00   $    7.633   $    6.545   $    5.541
  Ending AUV...........         --             --         --     (a)  $     7.64   $    6.570   $    5.576   $    7.134
                                                                 (b)  $     7.63   $    6.545   $    5.541   $    7.071
  Ending Number of
     AUs...............         --             --         --     (a)     336,517      977,193    2,176,848    3,296,151
                                                                 (b)   1,598,717    4,088,242    3,979,461    5,224,743
-----------------------------------------------------------------------------------------------------------------------

     (a) Without election of optional enhanced death benefit.
     (b) With election of optional enhanced death benefit, which became available for sale on October 16, 2000.
       AUV-Accumulation Unit Value
       AU-Accumulation Units

                                         FISCAL                     FISCAL          FISCAL       FISCAL       FISCAL
                                          YEAR     ONE MONTH         YEAR            YEAR         YEAR         YEAR
                          INCEPTION TO    ENDED      ENDED          ENDED           ENDED        ENDED        ENDED
   FOCUSED PORTFOLIOS       3/31/99      3/31/00    4/30/00        4/30/01         4/30/02      4/30/03      4/30/04
------------------------  ------------   -------   ---------   ----------------   ----------   ----------   ----------

----------------------------------------------------------------------------------------------------------------------
Focus Growth and Income (Inception Date: 12/29/00)
  Beginning AUV.........         --           --        --     (a)   $    10.00   $    9.354   $    8.537   $    7.467
                                                               (b)   $    10.00   $    8.942   $    8.140   $    7.102
  Ending AUV............         --           --        --     (a)   $     9.35   $    8.537   $    7.467   $    9.044
                                                               (b)   $     8.94   $    8.140   $    7.102   $    8.581
  Ending Number of AUs..         --           --        --     (a)       22,928      343,267      902,816    1,733,568
                                                               (b)      197,045    1,284,539    1,860,715    3,312,701
----------------------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 10/04/01)
  Beginning AUV.........         --           --        --     (a)   $        0   $   10.000   $   10.740   $    9.425
                                                               (b)            0   $   10.000   $   10.727   $    9.390
  Ending AUV............         --           --        --     (a)   $        0   $   10.740   $    9.425   $   12.277
                                                               (b)   $        0   $   10.727   $    9.390   $   12.188
  Ending Number of AUs..         --           --        --     (a)            0      216,178      848,182      213,874
                                                               (b)            0      990,167    1,081,447      170,927
----------------------------------------------------------------------------------------------------------------------
Focus TechNet (Inception Date: 12/29/00)
  Beginning AUV.........         --           --        --     (a)   $    10.00   $    6.327   $    3.299   $    2.800
                                                               (b)   $    10.00   $    7.009   $    3.646   $    3.087
  Ending AUV............         --           --        --     (a)   $     6.33   $    3.299   $    2.800   $    4.294
                                                               (b)   $     7.01   $    3.646   $    3.087   $    4.725
  Ending Number of AUs..         --           --        --     (a)       55,512      295,604    1,567,573      621,963
                                                               (b)      233,849    1,089,889    1,582,813      293,811
----------------------------------------------------------------------------------------------------------------------

     (a) Without election of optional enhanced death benefit.
     (b) With election of optional enhanced death benefit, which became available for sale on October 16, 2000.
         AUV-Accumulation Unit Value
         AU-Accumulation Units

APPENDIX B - SEASONS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------

The following examples assume an initial $125,000 Purchase Payment is made and that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart:

--------------------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT    DEFERRED PAYMENT           DEFERRED PAYMENT
       ENHANCEMENT LEVEL         ENHANCEMENT RATE   ENHANCEMENT RATE           ENHANCEMENT DATE
--------------------------------------------------------------------------------------------------------
 Under $100,000                         2%                 0%          N/A
--------------------------------------------------------------------------------------------------------
 $100,000 - $499,999                    2%                 1%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------
 $500,000 - more                        2%                 2%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive, as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The following examples assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     (1) Your contract value on your 5th contract anniversary is $190,000.

     (2) You request a withdrawal of $75,000 on your 5th contract anniversary.

     (3) No subsequent Purchase Payments have been made.

     (4) No prior withdrawals have been taken.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $300 withdrawal charge on the $10,000 Purchase Payment (3% of $10,000). Your gross withdrawal is $75,300 of which $10,300 constitutes part of your Purchase Payment.

The withdrawal of $10,300 of your $125,000 Purchase Payment is a withdrawal of 8.24% of your Purchase Payment. Therefore, only 91.76% or $114,700 of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,147 (1% of your remaining Purchase Payment, $114,700) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

--------------------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT    DEFERRED PAYMENT           DEFERRED PAYMENT
       ENHANCEMENT LEVEL         ENHANCEMENT RATE   ENHANCEMENT RATE           ENHANCEMENT DATE
--------------------------------------------------------------------------------------------------------
 Under $499,999                         4%                 0%          N/A
--------------------------------------------------------------------------------------------------------
 $500,000 or more                       5%                 1%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------

Contracts issued with the Seasons Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     (1) Above Enhancement Levels, Rates, and Dates throughout the first 90 days.

     (2) No withdrawal in the first 90 days.

     (3) Initial Purchase Payment of $435,000 on December 1, 2000.

     (4) Subsequent Purchase Payment of $40,000 on January 15, 2001.

     (5) Subsequent Purchase Payment of $25,000 on January 30, 2001.

     (6) Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENT RECEIVED

--------------------------------------------------------------------------------------------------
                                                                                     DEFERRED
                                        PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                         PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
       DATE OF PURCHASE PAYMENT          AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
--------------------------------------------------------------------------------------------------
December 1, 2000                        $435,000         4%             0%       N/A
--------------------------------------------------------------------------------------------------
January 15, 2001                        $ 40,000         4%             0%       N/A
--------------------------------------------------------------------------------------------------
January 30, 2001                        $ 25,000         5%             1%       January 30, 2010
--------------------------------------------------------------------------------------------------
January 12, 2001                        $  7,500         5%             1%       February 12, 2010
--------------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $507,500. According to the Enhancement Levels in effect at the time this contract was issued, a $507,500 Purchase Payment would have received a 5% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two payment enhancements would be adjusted at the end of the 90 days as follows:

--------------------------------------------------------------------------------------------------
                                                                                     DEFERRED
                                        PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                         PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
       DATE OF PURCHASE PAYMENT          AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
--------------------------------------------------------------------------------------------------
December 1, 2000                        $435,000         4%             1%       December 1, 2009
--------------------------------------------------------------------------------------------------
January 15, 2001                        $ 40,000         4%             1%       January 15, 2010
--------------------------------------------------------------------------------------------------
January 30, 2001                        $ 25,000         4%             1%       January 30, 2010
--------------------------------------------------------------------------------------------------
February 12, 2001                       $  7,500         4%             1%       February 12, 2010
--------------------------------------------------------------------------------------------------

APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

IF YOU PURCHASED YOUR CONTRACT ON OR AFTER AUGUST 2, 2004, THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION ARE AS FOLLOWS:

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay the Continuing Spouse's Beneficiary varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

  1. STANDARD DEATH BENEFIT

If the original owner of the contract elected the standard death benefit and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greater of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

      (1) Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

      (2) 125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

  2. PURCHASE PAYMENT ACCUMULATION OPTION

If the original owner of the contract elected the Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; plus any Continuation Net Purchase Payment received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

     c. Contract value on the seventh contract anniversary (based on the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of each such withdrawal that occurs after the seventh contract anniversary, plus Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

If the Continuing Spouse is age 75-82 on the Continuation Date and the Continuing Spouse dies prior to his/her 86th birthday, then the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

  3. MAXIMUM ANNIVERSARY VALUE OPTION

If the original owner of the contract elected the Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date and the Continuing Spouse dies prior to his/her 86th birthday, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date or on the date of death, the death benefit under both the Purchase Payment Accumulation and Maximum Anniversary options is equal to the contract value.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefits may increase the death benefit amount. The EstatePlus is only available if the original owner elected EstatePlus, and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger and a Continuation Contribution is added, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE             MAXIMUM ESTATEPLUS AMOUNT
----------------------------------------------------------------------------------------------
 Years 0-4               25% of Earnings         40% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------------
 Years 5-9               40% of Earnings         65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------
 Years 10+               50% of Earnings         75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between your 70th and 81st birthdays and a Continuation Contribution is added, table below shows the available EstatePlus benefit:

---------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE            MAXIMUM ESTATEPLUS AMOUNT
---------------------------------------------------------------------------------------------
 All Contract Years      25% of Earnings        40% of Continuation Net Purchase Payments*
---------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY OF THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LEAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE CONTINUATION NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM ESTATEPLUS PERCENTAGE CALCULATION.

If a Continuation Contribution is not added on the Continuation Date, the Continuing Spouse's age as of the original contract issue date is used to calculate the EstatePlus, if any.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?
We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where:

  (1) equals the contract value on the Continuing Spouse's date of death;

  (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?
The EstatePlus is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 2, 2004, THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION ARE AS FOLLOWS:

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made:

     A. If the Continuing Spouse is age 74 or younger at the time of death, we will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

     B. If the Continuing Spouse is age 75 or older at the time of death the Standard Death Benefit is the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the Continuing Spouse's 75th birthday, plus any Purchase Payments recorded after the Continuing Spouse's 75th birthday; and reduced for any withdrawal (and fees and charges applicable to those withdrawals) recorded after the 75th birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made:

     A. If the Continuing Spouse is age 74 or younger at the time of death, the death benefit is the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the date of death, plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

     B. If the Continuing Spouse is age 75 or older at the time of death, the death benefit is the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until your Continuing Spouse's 75(th) birthday, plus any Purchase Payments recorded after the 75(th) birthday, and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 75(th) birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. the contract value at the time we receive all required paperwork and satisfactory proof of death.

OPTIONAL ENHANCED DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the optional enhanced death benefit is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the sum of A plus B, where:

     A. equals the amount payable under the selected enhanced death benefit (option 1 or 2 below, as selected by the original owner); and

     B. equals the amount payable, if any, under the EstatePlus benefit.

A.  ENHANCED DEATH BENEFIT OPTIONS FOR SPOUSAL CONTINUATION:

     I. If the 5% Accumulation option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

     II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. the contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from the optional enhanced death benefit.

     III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greater of:

        a. Continuation Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greater of:

        a. Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from the optional enhanced death benefit. However, the Continuing Spouse's Beneficiary may still receive a benefit from EstatePlus if the date of death is prior to the Latest Annuity Date.

B.  ESTATEPLUS BENEFIT FOR SPOUSAL CONTINUATION:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected the optional enhanced death benefit and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable.

If a Continuation Contribution has been made, the Contract Year of Death will determine the EstatePlus Percentage and the Maximum EstatePlus amount, as set forth below:

----------------------------------------------------------------------------------------------
CONTRACT YEAR OF DEATH   ESTATEPLUS PERCENTAGE             MAXIMUM ESTATEPLUS AMOUNT
----------------------------------------------------------------------------------------------
 Years 0-4               25% of earnings         25% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------------
 Years 5-9               40% of earnings         40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------
 Years 10+               50% of earnings         50% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS MUST BE INVESTED FOR AT LEAST SIX MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM ESTATEPLUS CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus Amount?
We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where:

  (1) equals the contract value on the Continuing Spouse's date of death;

  (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus Amount?
The EstatePlus amount is subject to a maximum. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

The EstatePlus benefit will only be paid if the Continuing Spouse's date of death is prior to reaching age 95.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

APPENDIX D - SEASONS INCOME REWARDS EXAMPLES
--------------------------------------------------------------------------------

     The following examples demonstrate the operation of the Seasons Income Rewards feature:

     EXAMPLE 1

     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date. Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your
     Maximum Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.

     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR OPTIONS 1 AND 2:

     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

     EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR OPTION 3:

     Assume you elect Seasons Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
     Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

     EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
                 WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:

     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:

     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

Please forward a copy (without charge) of the Seasons Select(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date:              Signed:
             ------------         ---------------------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-08859
                                                                       811-07727



                       STATEMENT OF ADDITIONAL INFORMATION

          FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
                   Seasons/Seasons Select II Variable Annuity

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY
This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 29, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                  PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 29, 2005.

TABLE OF CONTENTS
Separate Account............................................    3

General Account.............................................    3

Support Agreement Between the Company and AIG...............    4

Performance Data............................................    4

Income Payments.............................................    7

Income Protector Feature....................................    7

Hypothetical Example of the Operation of the Income
  Protector Program.........................................    7

Annuity Unit Values.........................................    8

Taxes.......................................................   11

Distribution of Contracts...................................   16

Financial Statements........................................   16

                                       2

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company ("Anchor National") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES ("Variable Portfolios"), with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account options of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. The DCA fixed accounts are not available if the Seasons Reward Program is elected. Other fixed account options may be available to you. Please refer to your contract for additional information. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
--------------------------------------------------------------------------------

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolios is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------


                   Base Period Return = (EV - SV - CMF)/(SV)


For contracts with the Seasons Rewards Program:
------------------------------------------------



                 Base Period Return = (EV - SV - CMF + E)/(SV)


    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days


        E = Premium Enhancement Rate, prorated for 7 days


The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)


The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.



Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------


                       P (1 + T) TO THE POWER OF n = ERV


For contracts with the Seasons Rewards Program:
------------------------------------------------



                   [P (1 + E)](1 + T) TO THE POWER OF n = ERV


    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years


        E = Payment Enhancement Rate


        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

    - Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND


    - Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.


We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Seasons Rewards Program. However, we will not report performance for the contract featuring the Seasons Rewards Program, unless net of withdrawal charges.

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds two other contracts (Seasons and Seasons Select) which have been in existence longer than the Seasons Select II Variable Annuity. The Strategies in Seasons Select II are also available in the Seasons contract and have been since 4/15/97. The Select Portfolios have been available since March 1, 1999 and the Focused Portfolios since July 5, 2000 in the Seasons Select contract. The one year and since inception numbers for the Strategies and Portfolios are based on Seasons and Seasons Select historical data (which is adjusted for the fees and charges applicable to Seasons Select II) and represent adjusted actual performance of the separate account.

INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as below. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

INCOME PROTECTOR FEATURE
--------------------------------------------------------------------------------

THIS FEATURE IS AVAILABLE ON CONTRACTS ISSUED PRIOR TO AUGUST 2, 2004.

The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

We base the amount of minimum retirement income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.


ELECTING TO RECEIVE INCOME

In order to exercise your rights under the Income Protector feature, you may not begin the Income Phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.


The Income Protector program may not be available in all states. Check with your financial representative for availability in your state.

If you elect the Seasons Promise or Seasons Income Rewards feature, you may not elect to participate in the Income Protector Program.

We reserve the right to modify, suspend or terminate the program (in its entirety or any component) at any time on prospectively issued contracts.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Non-qualified contract, the election of the optional Income Protector Program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Seasons Rewards, Seasons Estate Advantage, Earnings Advantage or Seasons Promise.

-----------------------------------------------------------------------------------------------------------------------------
                                           ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
                                                           9                  10                 15                 20
 IF AT ISSUE YOU ARE...                1-8              (AGE 69)           (AGE 70)           (AGE 75)           (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  Male (M), Age 60*                    N/A               6,480              6,672              7,716              8,832
-----------------------------------------------------------------------------------------------------------------------------
  Female (F), Age 60*                  N/A               5,700              5,880              6,900              8,112
-----------------------------------------------------------------------------------------------------------------------------
  M and F, Age 60**                    N/A               4,920              5,028              5,544              5,928
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

Election of the Income Protector Program is not permitted if the Seasons Promise or Seasons Income Rewards benefit is elected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5010, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)

                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.


Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


TAXES
--------------------------------------------------------------------------------
General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------
The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, are included in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed account options. Financial Statements for Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004 are also included in this Statement of Additional Information.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been included or are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                 ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .........     1
Statement of Assets and Liabilities .............................     2
Schedule of Portfolio Investments ...............................     8
Statement of Operations .........................................     9
Statement of Changes in Net Assets ..............................    15
Notes to Financial Statements ...................................    27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Los Angeles, California
June 24, 2004

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                    Moderate       Balanced     Conservative
                                                      Growth         Growth         Growth         Growth
                                                     Strategy       Strategy       Strategy       Strategy
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $115,831,088   $124,611,466   $ 96,922,871   $ 71,882,013

    Contracts in payout (annuitization) period          460,023        549,173        299,217        925,107
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,772,716      8,455,950      6,719,426      5,093,757
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $113,601,884   $122,613,597   $ 94,880,911   $ 71,151,725
    Accumulation units outstanding                    7,591,901      8,282,850      6,556,652      4,977,245
    Unit value of accumulation units               $      14.96   $      14.80   $      14.47   $      14.30

Contracts with total expenses of 1.52%:
    Net Assets                                     $  2,689,227   $  2,547,042   $  2,341,177   $  1,655,395
    Accumulation units outstanding                      180,815        173,100        162,774        116,512
    Unit value of accumulation units               $      14.87   $      14.71   $      14.38   $      14.21

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                     Large Cap      Large Cap      Large Cap       Mid Cap
                                                      Growth        Composite        Value          Growth
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 14,798,506   $  4,875,632   $ 13,822,892   $ 14,688,952

    Contracts in payout (annuitization) period            3,487         22,681         25,963         10,439
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,832,151        554,166      1,184,464      1,069,700
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,729,338   $  4,785,431   $ 13,332,348   $ 13,793,691
    Accumulation units outstanding                    1,685,980        540,273      1,138,283        998,138
    Unit value of accumulation units               $       8.14   $       8.86   $      11.71   $      13.82

Contracts with total expenses of 1.52%:
    Net Assets                                     $  1,072,655   $    112,882   $    516,507   $    905,700
    Accumulation units outstanding                      146,171         13,893         46,181         71,562
    Unit value of accumulation units               $       7.34   $       8.13   $      11.18   $      12.66

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                      Mid Cap                    International   Diversified
                                                       Value        Small Cap       Equity      Fixed Income
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 13,517,737   $ 10,909,039   $  7,838,165   $ 12,290,136

    Contracts in payout (annuitization) period           74,865         11,450          5,466         95,451
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Accumulation units outstanding                          784,173      1,048,562      1,000,273      1,056,123
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,027,361   $ 10,304,535   $  7,558,739   $ 11,738,915
    Accumulation units outstanding                      750,965        987,030        961,285      1,000,019
    Unit value of accumulation units               $      17.35   $      10.44   $       7.86   $      11.74

Contracts with total expenses of 1.52%:
    Net Assets                                     $    565,241   $    615,954   $    284,892   $    646,672
    Accumulation units outstanding                       33,208         61,532         38,988         56,104
    Unit value of accumulation units               $      17.02   $      10.01   $       7.31   $      11.53

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                       Cash           Focus                       Moderate
                                                    Management       Growth         Growth         Growth
                                                    Portfolio       Portfolio      Strategy       Strategy
                                                    (Class 1)       (Class 1)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  3,235,873   $  7,873,424   $157,034,208   $292,196,592

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  3,233,111   $  7,849,802   $157,034,208   $292,196,592

    Contracts in payout (annuitization) period            2,762         23,622              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Accumulation units outstanding                          303,221      1,101,057     10,609,338     19,965,290
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,174,675   $  7,535,390   $ 45,538,966   $ 90,238,706
    Accumulation units outstanding                      297,445      1,050,831      3,060,846      6,129,318
    Unit value of accumulation units               $      10.67   $       7.17   $      14.88   $      14.72

Contracts with total expenses of 1.52%:
    Net Assets                                     $     61,198   $    338,034   $          -   $          -
    Accumulation units outstanding                        5,776         50,226              -              -
    Unit value of accumulation units               $      10.60   $       6.73   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $  9,645,726   $ 15,092,938
    Accumulation units outstanding                            -              -        644,613      1,028,643
    Unit value of accumulation units               $          -   $          -   $      14.96   $      14.67

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $ 96,375,463   $173,863,663
    Accumulation units outstanding                            -              -      6,534,800     11,913,631
    Unit value of accumulation units               $          -   $          -   $      14.75   $      14.59

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $    959,214   $  4,769,663
    Accumulation units outstanding                            -              -         64,344        326,866
    Unit value of accumulation units               $          -   $          -   $      14.91   $      14.59

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $  4,514,839   $  8,231,622
    Accumulation units outstanding                            -              -        304,735        566,832
    Unit value of accumulation units               $          -   $          -   $      14.82   $      14.52

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Balanced     Conservative     Large Cap      Large Cap
                                                      Growth         Growth         Growth        Composite
                                                     Strategy       Strategy       Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============

Accumulation units outstanding                       18,767,867     13,601,996      8,958,148      3,143,934
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 96,562,825   $ 66,370,539   $ 20,302,169   $  9,933,517
    Accumulation units outstanding                    6,710,604      4,669,333      2,506,282      1,127,043
    Unit value of accumulation units               $      14.39   $      14.21   $       8.10   $       8.81

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $ 13,053,390   $  8,875,615   $  3,329,887   $  1,119,401
    Accumulation units outstanding                      910,818        620,786        411,518        127,075
    Unit value of accumulation units               $      14.33   $      14.30   $       8.09   $       8.81

Contracts with total expenses of 1.65%:
    Net Assets                                     $149,245,021   $108,820,448   $ 46,555,434   $ 15,824,913
    Accumulation units outstanding                   10,462,140      7,727,403      5,798,700      1,811,476
    Unit value of accumulation units               $      14.27   $      14.08   $       8.03   $       8.74

Contracts with total expenses of 1.70%:
    Net Assets                                     $  5,815,142   $  4,278,807   $  1,128,646   $    344,097
    Accumulation units outstanding                      407,584        300,618        139,820         39,188
    Unit value of accumulation units               $      14.27   $      14.23   $       8.07   $       8.78

Contracts with total expenses of 1.95%:
    Net Assets                                     $  3,938,882   $  4,022,040   $    815,612   $    342,162
    Accumulation units outstanding                      276,721        283,856        101,828         39,152
    Unit value of accumulation units               $      14.23   $      14.17   $       8.01   $       8.74

                                                     Large Cap       Mid Cap        Mid Cap
                                                       Value         Growth          Value        Small Cap
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,891,730      5,124,765      4,849,209      5,957,810
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 26,183,520   $ 19,116,982   $ 23,520,586   $ 17,988,411
    Accumulation units outstanding                    2,247,061      1,390,558      1,362,730      1,731,813
    Unit value of accumulation units               $      11.65   $      13.75   $      17.26   $      10.39

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,817,511   $  3,398,270   $  3,351,494   $  2,967,613
    Accumulation units outstanding                      424,460        246,667        206,069        285,099
    Unit value of accumulation units               $      11.35   $      13.78   $      16.26   $      10.41

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 57,882,649   $ 44,934,811   $ 53,522,437   $ 38,120,214
    Accumulation units outstanding                    5,011,546      3,297,418      3,128,628      3,702,649
    Unit value of accumulation units               $      11.55   $      13.63   $      17.11   $      10.30

Contracts with total expenses of 1.70%:
    Net Assets                                     $  1,229,604   $  1,402,740   $  1,140,151   $  1,309,509
    Accumulation units outstanding                      108,706        102,220         70,357        126,171
    Unit value of accumulation units               $      11.31   $      13.72   $      16.21   $      10.38

Contracts with total expenses of 1.95%:
    Net Assets                                     $  1,121,648   $  1,201,036   $  1,310,615   $  1,153,990
    Accumulation units outstanding                       99,957         87,902         81,425        112,078
    Unit value of accumulation units               $      11.22   $      13.66   $      16.10   $      10.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                   International  Diversified        Cash          Focus
                                                      Equity      Fixed Income    Management       Growth
                                                     Portfolio     Portfolio       Portfolio     Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,613,301     11,202,717      4,648,052      9,361,514
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 19,933,570   $ 42,999,195   $ 22,043,504   $ 23,907,897
    Accumulation units outstanding                    2,550,023      3,681,335      2,075,670      3,351,278
    Unit value of accumulation units               $       7.82   $      11.68   $      10.62   $       7.13

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,434,308   $  6,972,234   $  2,272,628   $  2,816,479
    Accumulation units outstanding                      568,336        613,423        214,224        394,736
    Unit value of accumulation units               $       7.80   $      11.37   $      10.61   $       7.14

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 33,293,998   $ 75,954,559   $ 23,111,797   $ 37,442,964
    Accumulation units outstanding                    4,289,296      6,560,826      2,195,684      5,295,017
    Unit value of accumulation units               $       7.76   $      11.58   $      10.53   $       7.07

Contracts with total expenses of 1.70%:
    Net Assets                                     $    859,210   $  1,759,989   $    707,493   $  1,321,298
    Accumulation units outstanding                      110,449        155,162         67,028        185,821
    Unit value of accumulation units               $       7.78   $      11.34   $      10.56   $       7.11

Contracts with total expenses of 1.95%:
    Net Assets                                     $    739,013   $  2,159,222   $  1,002,137   $    950,408
    Accumulation units outstanding                       95,197        191,971         95,446        134,662
    Unit value of accumulation units               $       7.76   $      11.25   $      10.50   $       7.06

                                                   Focus Growth      Focus          Focus
                                                    and Income       Value          TechNet        Growth
                                                    Portfolio      Portfolio       Portfolio      Strategy
                                                    (Class 2)      (Class 2)       (Class 2)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============

Accumulation units outstanding                        5,668,168      3,898,970      6,441,127        720,543
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 16,209,672   $ 20,056,999   $ 11,754,630   $  4,246,621
    Accumulation units outstanding                    1,792,332      1,632,981      2,737,043        285,421
    Unit value of accumulation units               $       9.04   $      12.28   $       4.29   $      14.88

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  2,600,673   $  2,178,972   $    906,080   $    402,367
    Accumulation units outstanding                      288,051        178,808        211,211         26,908
    Unit value of accumulation units               $       9.03   $      12.19   $       4.29   $      14.95

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 29,163,230   $ 22,784,119   $ 14,419,176   $  5,488,890
    Accumulation units outstanding                    3,398,662      1,866,772      3,053,213        371,858
    Unit value of accumulation units               $       8.58   $      12.21   $       4.72   $      14.76

Contracts with total expenses of 1.70%:
    Net Assets                                     $    940,071   $  1,389,544   $  1,333,924   $    225,076
    Accumulation units outstanding                      104,591        113,299        312,069         15,088
    Unit value of accumulation units               $       8.99   $      12.26   $       4.27   $      14.92

Contracts with total expenses of 1.95%:
    Net Assets                                     $    754,252   $  1,290,711   $    541,369   $    308,686
    Accumulation units outstanding                       84,532        107,110        127,591         21,268
    Unit value of accumulation units               $       8.92   $      12.05   $       4.24   $      14.51

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Moderate       Balanced     Conservative     Large Cap
                                                      Growth         Growth         Growth         Growth
                                                     Strategy        Strategy      Strategy       Portfolio
                                                    (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,716,904      1,634,224      1,159,282        885,941
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 12,204,393   $  6,652,840   $  5,964,776   $  3,247,930
    Accumulation units outstanding                      828,761        462,446        419,883        400,808
    Unit value of accumulation units               $      14.73   $      14.39   $      14.21   $       8.10

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    942,075   $  2,001,231   $  3,485,134   $    439,099
    Accumulation units outstanding                       64,203        139,718        243,545         54,280
    Unit value of accumulation units               $      14.67   $      14.32   $      14.31   $       8.09

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 10,991,866   $  8,347,568   $  5,274,281   $  2,876,401
    Accumulation units outstanding                      753,081        585,637        374,265        358,172
    Unit value of accumulation units               $      14.60   $      14.25   $      14.09   $       8.03

Contracts with total expenses of 1.70%:
    Net Assets                                     $    717,564   $  1,577,597   $    710,036   $    376,343
    Accumulation units outstanding                       49,103        110,509         49,794         46,611
    Unit value of accumulation units               $      14.61   $      14.28   $      14.26   $       8.07

Contracts with total expenses of 1.95%:
    Net Assets                                     $    311,942   $  4,732,505   $  1,000,991   $    207,299
    Accumulation units outstanding                       21,756        335,914         71,795         26,070
    Unit value of accumulation units               $      14.34   $      14.09   $      13.94   $       7.95

                                                     Large Cap      Large Cap       Mid Cap        Mid Cap
                                                     Composite        Value         Growth          Value
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Accumulation units outstanding                          297,454        616,248        543,723        398,183
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  1,393,691   $  2,943,483   $  3,264,736   $  3,190,166
    Accumulation units outstanding                      158,128        252,748        237,496        184,956
    Unit value of accumulation units               $       8.81   $      11.65   $      13.75   $      17.25

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    267,045   $    461,857   $    480,119   $    555,501
    Accumulation units outstanding                       30,328         40,668         34,881         34,190
    Unit value of accumulation units               $       8.81   $      11.36   $      13.76   $      16.25

Contracts with total expenses of 1.65%:
    Net Assets                                     $    680,388   $  2,994,406   $  3,077,715   $  2,510,110
    Accumulation units outstanding                       77,875        259,273        225,936        146,795
    Unit value of accumulation units               $       8.74   $      11.55   $      13.62   $      17.10

Contracts with total expenses of 1.70%:
    Net Assets                                     $    194,623   $    454,641   $    451,335   $    355,820
    Accumulation units outstanding                       22,160         40,261         32,953         22,044
    Unit value of accumulation units               $       8.78   $      11.29   $      13.70   $      16.14

Contracts with total expenses of 1.95%:
    Net Assets                                     $     76,881   $    260,238   $    168,484   $    162,109
    Accumulation units outstanding                        8,963         23,298         12,457         10,198
    Unit value of accumulation units               $       8.58   $      11.17   $      13.53   $      15.90

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                                  International   Diversified       Cash
                                                     Small Cap       Equity      Fixed Income    Management
                                                     Portfolio      Portfolio      Portfolio     Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Accumulation units outstanding                          677,642        722,860        845,644        618,067
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,429,731   $  2,712,430   $  3,774,624   $  3,589,895
    Accumulation units outstanding                      330,267        347,046        323,059        338,224
    Unit value of accumulation units               $      10.38   $       7.82   $      11.68   $      10.61

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    422,971   $    375,856   $  2,889,886   $  1,612,809
    Accumulation units outstanding                       40,655         48,382        254,913        152,762
    Unit value of accumulation units               $      10.40   $       7.77   $      11.34   $      10.56

Contracts with total expenses of 1.65%:
    Net Assets                                     $  2,605,931   $  2,110,293   $  2,184,544   $    928,498
    Accumulation units outstanding                      253,156        271,956        188,746         88,229
    Unit value of accumulation units               $      10.29   $       7.76   $      11.57   $      10.52

Contracts with total expenses of 1.70%:
    Net Assets                                     $    392,965   $    326,071   $    246,867   $    296,513
    Accumulation units outstanding                       37,989         41,858         21,821         28,054
    Unit value of accumulation units               $      10.34   $       7.79   $      11.31   $      10.57

Contracts with total expenses of 1.95%:
    Net Assets                                     $    158,640   $    104,522   $    644,076   $    113,637
    Accumulation units outstanding                       15,575         13,618         57,105         10,798
    Unit value of accumulation units               $      10.19   $       7.68   $      11.28   $      10.52

                                                      Focus       Focus Growth      Focus           Focus
                                                     Growth        and Income       Value          TechNet
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                    (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,197,522      1,023,866        449,774      1,038,166
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  4,553,963   $  3,544,356   $  2,625,674   $  2,670,934
    Accumulation units outstanding                      638,434        391,752        213,874        621,962
    Unit value of accumulation units               $       7.13   $       9.05   $      12.28   $       4.29

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    483,944   $    746,137   $    582,685   $    278,925
    Accumulation units outstanding                       67,762         82,642         47,852         65,021
    Unit value of accumulation units               $       7.14   $       9.03   $      12.18   $       4.29

Contracts with total expenses of 1.65%:
    Net Assets                                     $  3,166,333   $  3,481,163   $  2,083,238   $  1,388,201
    Accumulation units outstanding                      447,673        405,658        170,927        293,811
    Unit value of accumulation units               $       7.07   $       8.58   $      12.19   $       4.72

Contracts with total expenses of 1.70%:
    Net Assets                                     $    139,650   $    893,872   $    108,545   $    201,540
    Accumulation units outstanding                       19,641         99,425          8,971         47,523
    Unit value of accumulation units               $       7.11   $       8.99   $      12.10   $       4.24

Contracts with total expenses of 1.95%:
    Net Assets                                     $    166,201   $    390,772   $     96,995   $     41,278
    Accumulation units outstanding                       24,012         44,389          8,150          9,849
    Unit value of accumulation units               $       6.92   $       8.80   $      11.90   $       4.19

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                              Net Asset Value    Net Asset
                        Variable Accounts                           Shares       Per Share         Value          Cost
----------------------------------------------------------------  ----------  ---------------  -------------  -------------
SEASONS SERIES TRUST:
    Growth Strategy (Class 1):
        Multi-Managed Growth Portfolio (Class 1)                   5,423,318  $         10.68  $  57,919,160  $  78,799,411
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,762,618            10.57     29,208,840     33,901,766
        Stock Portfolio (Class 1)                                  2,013,063            14.49     29,163,111     31,737,348
                                                                                               -------------  -------------
                                                                                                 116,291,111    144,438,525
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 1):
        Multi-Managed Moderate Growth Portfolio (Class 1)          6,104,342            11.21     68,440,964     82,650,826
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,982,440            10.57     31,532,992     35,690,842
        Stock Portfolio (Class 1)                                  1,738,579            14.49     25,186,683     25,940,712
                                                                                               -------------  -------------
                                                                                                 125,160,639    144,282,380
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 1):
        Multi-Managed Income/Equity Portfolio (Class 1)            4,616,501            11.50     53,099,785     56,183,273
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,320,039            10.57     24,529,502     26,083,185
        Stock Portfolio (Class 1)                                  1,352,446            14.49     19,592,801     18,966,367
                                                                                               -------------  -------------
                                                                                                  97,222,088    101,232,825
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 1):
        Multi-Managed Income Portfolio (Class 1)                   3,678,137            11.77     43,298,794     42,737,590
        Asset Allocation: Diversified Growth Portfolio (Class 1)   1,745,331            10.57     18,453,186     18,350,295
        Stock Portfolio (Class 1)                                    763,111            14.49     11,055,140     10,114,665
                                                                                               -------------  -------------
                                                                                                  72,807,120     71,202,550
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 1)                           1,904,495             7.77     14,801,993     20,583,195
    Large Cap Composite Portfolio (Class 1)                          552,579             8.86      4,898,313      5,626,343
    Large Cap Value Portfolio (Class 1)                            1,309,925            10.57     13,848,855     13,621,968
    Mid Cap Growth Portfolio (Class 1)                             1,301,878            11.29     14,699,391     16,454,776
    Mid Cap Value Portfolio (Class 1)                                909,372            14.95     13,592,602     11,227,650
    Small Cap Portfolio (Class 1)                                  1,287,954             8.48     10,920,489     12,431,011
    International Equity Portfolio (Class 1)                       1,039,031             7.55      7,843,631     10,006,149
    Diversified Fixed Income Portfolio (Class 1)                   1,163,420            10.65     12,385,587     11,854,306
    Cash Management Portfolio (Class 1)                              299,940            10.79      3,235,873      3,241,544
    Focus Growth Portfolio (Class 1)                               1,024,235             7.69      7,873,424      7,897,693

    Growth Strategy (Class 2):
        Multi-Managed Growth Portfolio (Class 2)                   7,336,301            10.66     78,212,788     79,289,389
        Asset Allocation: Diversified Growth Portfolio (Class 2)   3,736,544            10.56     39,446,239     39,660,737
        Stock Portfolio (Class 2)                                  2,730,984            14.42     39,375,181     38,512,250
                                                                                               -------------  -------------
                                                                                                 157,034,208    157,462,376
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 2):
        Multi-Managed Moderate Growth Portfolio (Class 2)         14,281,938            11.19    159,786,352    160,548,191
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,973,275            10.56     73,616,005     73,094,581
        Stock Portfolio (Class 2)                                  4,077,851            14.42     58,794,235     56,458,559
                                                                                               -------------  -------------
                                                                                                 292,196,592    290,101,331
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 2):
        Multi-Managed Income/Equity Portfolio (Class 2)           12,781,467            11.48    146,734,347    145,378,275
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,418,742            10.56     67,761,873     65,598,111
        Stock Portfolio (Class 2)                                  3,753,590            14.42     54,119,040     50,428,239
                                                                                               -------------  -------------
                                                                                                 268,615,260    261,404,625
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 2):
        Multi-Managed Income Portfolio (Class 2)                   9,737,765            11.75    114,419,927    114,334,143
        Asset Allocation: Diversified Growth Portfolio (Class 2)   4,617,526            10.56     48,746,649     46,549,638
        Stock Portfolio (Class 2)                                  2,025,315            14.42     29,200,873     26,563,497
                                                                                               -------------  -------------
                                                                                                 192,367,449    187,447,278
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 2)                           9,329,796             7.73     72,131,748     70,593,780
    Large Cap Composite Portfolio (Class 2)                        3,115,770             8.85     27,564,090     26,155,914
    Large Cap Value Portfolio (Class 2)                            8,646,367            10.55     91,234,932     85,628,885
    Mid Cap Growth Portfolio (Class 2)                             6,237,987            11.23     70,053,839     60,776,586
    Mid Cap Value Portfolio (Class 2)                              5,553,726            14.92     82,845,283     70,621,509
    Small Cap Portfolio (Class 2)                                  7,296,766             8.43     61,539,737     57,292,378
    International Equity Portfolio (Class 2)                       7,858,458             7.54     59,260,099     54,329,989
    Diversified Fixed Income Portfolio (Class 2)                  12,219,231            10.63    129,845,199    127,270,577
    Cash Management Portfolio (Class 2)                            4,562,727            10.77     49,137,559     49,302,276
    Focus Growth Portfolio (Class 2)                               8,688,545             7.65     66,439,046     59,330,929
    Focus Growth and Income Portfolio (Class 2)                    5,482,664             9.06     49,667,898     44,368,335
    Focus Value Portfolio (Class 2)                                3,777,613            12.63     47,700,345     40,915,356
    Focus TechNet Portfolio (Class 2)                              5,804,173             4.99     28,955,179     24,091,730

    Growth Strategy (Class 3):
        Multi-Managed Growth Portfolio (Class 3)                     499,295            10.65      5,316,881      5,439,448
        Asset Allocation: Diversified Growth Portfolio (Class 3)     254,505            10.54      2,683,657      2,740,588
        Stock Portfolio (Class 3)                                    185,543            14.40      2,671,102      2,745,373
                                                                                               -------------  -------------
                                                                                                  10,671,640     10,925,409
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 3):
        Multi-Managed Moderate Growth Portfolio (Class 3)          1,233,478            11.18     13,784,965     14,087,450
        Asset Allocation: Diversified Growth Portfolio (Class 3)     600,808            10.54      6,335,292      6,456,894
        Stock Portfolio (Class 3)                                    350,620            14.40      5,047,583      5,177,968
                                                                                               -------------  -------------
                                                                                                  25,167,840     25,722,312
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 3):
        Multi-Managed Income/Equity Portfolio (Class 3)            1,113,706            11.47     12,771,005     12,891,840
        Asset Allocation: Diversified Growth Portfolio (Class 3)     556,253            10.54      5,865,474      5,968,413
        Stock Portfolio (Class 3)                                    324,758            14.40      4,675,262      4,780,832
                                                                                               -------------  -------------
                                                                                                  23,311,741     23,641,085
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 3):
        Multi-Managed Income Portfolio (Class 3)                     835,852            11.74      9,811,355      9,965,124
        Asset Allocation: Diversified Growth Portfolio (Class 3)     393,141            10.54      4,145,526      4,245,616
        Stock Portfolio (Class 3)                                    172,153            14.40      2,478,337      2,544,258
                                                                                               -------------  -------------
                                                                                                  16,435,218     16,754,998
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 3)                             926,053             7.72      7,147,072      7,196,061
    Large Cap Composite Portfolio (Class 3)                          295,709             8.84      2,612,628      2,651,233
    Large Cap Value Portfolio (Class 3)                              674,943            10.54      7,114,625      7,179,551
    Mid Cap Growth Portfolio (Class 3)                               663,857            11.21      7,442,389      7,502,638
    Mid Cap Value Portfolio (Class 3)                                454,733            14.90      6,773,706      6,746,390
    Small Cap Portfolio (Class 3)                                    832,706             8.42      7,010,238      7,308,281
    International Equity Portfolio (Class 3)                         747,408             7.53      5,629,172      5,635,287
    Diversified Fixed Income Portfolio (Class 3)                     918,338            10.61      9,739,997      9,916,659
    Cash Management Portfolio (Class 3)                              608,060            10.76      6,541,352      6,546,162
    Focus Growth Portfolio (Class 3)                               1,114,542             7.64      8,510,091      8,714,939
    Focus Growth and Income Portfolio (Class 3)                    1,001,181             9.05      9,056,300      9,148,682
    Focus Value Portfolio (Class 3)                                  435,893            12.61      5,497,137      5,611,397
    Focus TechNet Portfolio (Class 3)                                919,231             4.98      4,580,878      4,550,431

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                      Moderate        Balanced        Conservative
                                                                       Growth          Growth          Growth           Growth
                                                                      Strategy        Strategy        Strategy         Strategy
                                                                      (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    946,430      $ 1,455,937      $ 1,525,200     $   1,485,016
                                                                  ----------------------------------------------------------------
         Total investment income                                       946,430        1,455,937        1,525,200         1,485,016
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (1,479,765)      (1,596,318)      (1,257,916)         (947,117)
     Distribution expense charge                                      (177,174)        (191,190)        (150,612)         (113,411)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (1,656,939)      (1,787,508)      (1,408,528)       (1,060,528)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (710,509)        (331,571)         116,672           424,488
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      19,543,284       22,392,793       17,733,094        17,481,194
     Cost of shares sold                                           (24,823,514)     (26,615,678)     (19,462,094)      (18,376,887)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                         (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (52,384,411)     (41,008,349)     (16,886,079)       (5,638,278)
     End of period                                                 (28,147,414)     (19,121,741)      (4,010,737)        1,604,570
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   24,236,997       21,886,608       12,875,342         7,242,848
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 18,246,258     $ 17,332,152      $11,263,014     $   6,771,643
                                                                  ================================================================

                                                                   Large Cap         Large Cap        Large Cap           Mid Cap
                                                                    Growth           Composite          Value              Growth
                                                                   Portfolio         Portfolio        Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)        (Class 1)          (Class 1)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $         0       $     9,148       $  112,466         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                            0             9,148          112,466                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (178,897)          (59,809)        (165,463)          (180,594)
     Distribution expense charge                                      (21,307)           (7,159)         (19,784)           (21,546)
                                                                  -----------------------------------------------------------------
         Total expenses                                              (200,204)          (66,968)        (185,247)          (202,140)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (200,204)          (57,820)         (72,781)          (202,140)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      3,503,693         1,619,803        2,565,464          3,849,687
     Cost of shares sold                                           (5,301,673)       (1,946,955)      (2,644,754)        (4,568,908)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions           (1,797,980)         (327,152)         (79,290)          (719,221)
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                        (1,797,980)         (327,152)         (79,290)          (719,221)
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (10,232,151)       (1,924,267)      (2,635,828)        (6,675,704)
     End of period                                                 (5,781,202)         (728,030)         226,887         (1,755,385)
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   4,450,949         1,196,237        2,862,715          4,920,319
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 2,452,765         $ 811,265      $ 2,710,644        $ 3,998,958
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                     Mid Cap                        International      Diversified
                                                                      Value          Small Cap          Equity        Fixed Income
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     90,913      $         0      $    68,403     $     366,520
                                                                  ----------------------------------------------------------------
         Total investment income                                        90,913                0           68,403           366,520
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (160,079)        (142,112)         (85,212)         (192,853)
     Distribution expense charge                                       (19,131)         (16,965)         (10,189)          (23,043)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (179,210)        (159,077)         (95,401)         (215,896)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (88,297)        (159,077)         (26,998)          150,624
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       3,996,295        6,317,679        1,774,453         8,462,702
     Cost of shares sold                                            (3,500,146)      (7,357,811)      (2,557,938)       (7,923,032)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               496,149       (1,040,132)        (783,485)          539,670
Realized gain distributions                                              9,510                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            505,659       (1,040,132)        (783,485)          539,670
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (576,332)      (5,221,768)      (4,869,513)        1,269,413
     End of period                                                   2,364,952       (1,510,522)      (2,162,518)          531,281
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,941,284        3,711,246        2,706,995          (738,132)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  3,358,646      $ 2,512,037      $ 1,896,512     $     (47,838)
                                                                  ================================================================

                                                                     Cash              Focus                              Moderate
                                                                   Management         Growth            Growth             Growth
                                                                   Portfolio         Portfolio         Strategy           Strategy
                                                                   (Class 1)         (Class 1)        (Class 2)          (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $    47,297       $         0       $  996,103        $ 2,800,266
                                                                  -----------------------------------------------------------------
         Total investment income                                       47,297                 0          996,103          2,800,266
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (76,358)          (99,052)      (1,955,434)        (3,724,504)
     Distribution expense charge                                       (9,141)          (11,835)        (204,853)          (390,941)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (85,499)         (110,887)      (2,160,287)        (4,115,445)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                          (38,202)         (110,887)      (1,164,184)        (1,315,179)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     12,905,119         1,993,454       16,523,351         23,938,392
     Cost of shares sold                                          (12,947,338)       (2,067,386)     (15,745,837)       (20,219,424)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:             (42,219)          (73,932)         777,514          3,718,968
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           (42,219)          (73,932)         777,514          3,718,968
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (18,799)       (1,999,476)     (19,729,178)       (26,846,261)
     End of period                                                     (5,671)          (24,269)        (428,168)         2,095,261
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      13,128         1,975,207       19,301,010         28,941,522
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (67,293)      $ 1,790,388     $ 18,914,340       $ 31,345,311
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Balanced        Conservative      Large Cap        Large Cap
                                                                     Growth           Growth           Growth          Composite
                                                                    Strategy         Strategy         Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $  3,557,617      $ 3,478,238      $         0     $      17,693
                                                                  ----------------------------------------------------------------
         Total investment income                                     3,557,617        3,478,238                0            17,693
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (3,366,475)      (2,550,266)        (872,526)         (346,369)
     Distribution expense charge                                      (357,970)        (270,023)         (91,340)          (36,725)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (3,724,445)      (2,820,289)        (963,866)         (383,094)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (166,828)         657,949         (963,866)         (365,401)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      16,795,080       33,685,625        5,751,486         4,314,267
     Cost of shares sold                                           (14,663,425)     (29,750,090)      (5,859,197)       (4,120,913)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             2,131,655        3,935,535         (107,711)          193,354
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          2,131,655        3,935,535         (107,711)          193,354
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (14,411,942)      (4,872,435)      (9,018,968)       (2,478,341)
     End of period                                                   7,210,635        4,920,171        1,537,968         1,408,176
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   21,622,577        9,792,606       10,556,936         3,886,517
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 23,587,404      $14,386,090      $ 9,485,359     $   3,714,470
                                                                  ================================================================

                                                                   Large Cap           Mid Cap          Mid Cap
                                                                     Value             Growth            Value           Small Cap
                                                                   Portfolio          Portfolio        Portfolio         Portfolio
                                                                   (Class 2)          (Class 2)        (Class 2)         (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $   586,681       $         0       $  418,844         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                      586,681                 0          418,844                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (1,112,649)         (821,892)        (979,330)          (736,281)
     Distribution expense charge                                     (116,624)          (85,959)        (102,736)           (77,233)
                                                                  -----------------------------------------------------------------
         Total expenses                                            (1,229,273)         (907,851)      (1,082,066)          (813,514)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (642,592)         (907,851)        (663,222)          (813,514)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      6,980,292         9,703,775        7,702,262         12,957,206
     Cost of shares sold                                           (6,694,900)       (8,461,525)      (6,811,310)       (11,904,225)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions              285,392         1,242,250          890,952          1,052,981
Realized gain distributions                                                 0                 0           52,727                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           285,392         1,242,250          943,679          1,052,981
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (9,458,181)       (4,436,067)      (4,382,895)        (5,121,723)
     End of period                                                  5,606,047         9,277,253       12,223,774          4,247,359
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  15,064,228        13,713,320       16,606,669          9,369,082
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $14,707,028       $14,047,719      $16,887,126         $9,608,549
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                  International     Diversified         Cash              Focus
                                                                     Equity         Fixed Income      Management         Growth
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)         (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    375,493      $ 3,066,731      $   294,238     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                       375,493        3,066,731          294,238                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (589,331)      (1,986,529)        (674,858)         (826,914)
     Distribution expense charge                                       (62,512)        (209,700)         (72,221)          (87,984)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (651,843)      (2,196,229)        (747,079)         (914,898)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (276,350)         870,502         (452,841)         (914,898)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      30,070,457       52,367,447       90,911,914         9,385,323
     Cost of shares sold                                           (28,474,494)     (50,476,931)     (91,089,675)       (8,487,558)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             1,595,963        1,890,516         (177,761)          897,765
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          1,595,963        1,890,516         (177,761)          897,765
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (4,216,499)       6,514,978         (124,412)       (4,824,846)
     End of period                                                   4,930,110        2,574,622         (164,717)        7,108,117
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    9,146,609       (3,940,356)         (40,305)       11,932,963
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 10,466,222      $(1,179,338)     $  (670,907)    $  11,915,830
                                                                  ================================================================

                                                                  Focus Growth          Focus           Focus
                                                                   and Income           Value           TechNet           Growth
                                                                    Portfolio         Portfolio        Portfolio         Strategy
                                                                    (Class 2)         (Class 2)        (Class 2)        (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $          0       $         0     $          0       $    4,421
                                                                  ----------------------------------------------------------------
         Total investment income                                             0                 0                0            4,421
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (552,820)         (532,330)        (299,897)         (24,841)
     Distribution expense charge                                       (58,540)          (57,226)         (32,349)          (2,583)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (611,360)         (589,556)        (332,246)         (27,424)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (611,360)         (589,556)        (332,246)         (23,003)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       8,305,482         7,410,043       13,039,057          348,046
     Cost of shares sold                                            (7,464,696)       (6,354,531)     (10,883,055)        (313,544)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               840,786         1,055,512        2,156,002           34,502
Realized gain distributions                                                  0                 0                0                0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            840,786         1,055,512        2,156,002           34,502
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (338,330)         (669,798)          71,188              793
     End of period                                                   5,299,563         6,784,989        4,863,449         (253,769)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    5,637,893         7,454,787        4,792,261         (254,562)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  5,867,319       $ 7,920,743     $  6,616,017       $ (243,063)
                                                                  ================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Moderate         Balanced        Conservative        Large Cap
                                                                     Growth           Growth           Growth             Growth
                                                                    Strategy         Strategy         Strategy          Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     13,774      $    79,454      $    66,553     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                        13,774           79,454           66,553                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (60,370)        (104,231)         (69,035)          (18,784)
     Distribution expense charge                                        (6,464)          (9,903)          (7,243)           (1,981)
                                                                  ----------------------------------------------------------------
         Total expenses                                                (66,834)        (114,134)         (76,278)          (20,765)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (53,060)         (34,680)          (9,725)          (20,765)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         564,682        1,426,555        1,605,910           262,238
     Cost of shares sold                                              (503,872)      (1,153,904)      (1,421,807)         (255,330)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                60,810          272,651          184,103             6,908
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             60,810          272,651          184,103             6,908
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                10,853           16,725            1,496             4,278
     End of period                                                    (554,472)        (329,344)        (319,780)          (48,989)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (565,325)        (346,069)        (321,276)          (53,267)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (557,575)     $  (108,098)     $  (146,898)    $     (67,124)
                                                                  ================================================================

                                                                  Large Cap         Large Cap         Mid Cap           Mid Cap
                                                                  Composite           Value            Growth            Value
                                                                  Portfolio         Portfolio        Portfolio         Portfolio
                                                                  (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
     Dividends                                                    $       101       $     4,238      $         0        $   2,721
                                                                  ---------------------------------------------------------------
         Total investment income                                          101             4,238                0            2,721
                                                                  ---------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (8,676)          (22,001)         (23,655)         (19,824)
     Distribution expense charge                                         (943)           (2,302)          (2,509)          (2,120)
                                                                  ---------------------------------------------------------------
         Total expenses                                                (9,619)          (24,303)         (26,164)         (21,944)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                           (9,518)          (20,065)         (26,164)         (19,223)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        536,995           499,601          411,076          200,125
     Cost of shares sold                                             (520,310)         (486,445)        (368,236)        (190,802)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               16,685            13,156           42,840            9,323
Realized gain distributions                                                 0                 0                0              365
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            16,685            13,156           42,840            9,688
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                    4             4,815            3,146            2,200
     End of period                                                    (38,605)          (64,926)         (60,249)          27,316
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (38,609)          (69,741)         (63,395)          25,116
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (31,442)      $   (76,650)      $  (46,719)      $   15,581
                                                                  ===============================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                                   International     Diversified          Cash
                                                                    Small Cap          Equity        Fixed Income      Management
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
      Dividends                                                   $          0      $     4,307      $    51,468     $      14,182
                                                                  ----------------------------------------------------------------
          Total investment income                                            0            4,307           51,468            14,182
                                                                  ----------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                                (22,010)         (17,594)         (50,737)          (32,564)
      Distribution expense charge                                       (2,358)          (1,909)          (5,261)           (3,529)
                                                                  ----------------------------------------------------------------
          Total expenses                                               (24,368)         (19,503)         (55,998)          (36,093)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (24,368)         (15,196)          (4,530)          (21,911)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                      1,351,312        7,491,001        4,457,744        13,828,899
      Cost of shares sold                                           (1,295,844)      (7,354,872)      (4,483,212)       13,837,433)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                55,468          136,129          (25,468)           (8,534)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             55,468          136,129          (25,468)           (8,534)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                1,663            4,203           16,386               151
      End of period                                                   (298,043)          (6,115)        (176,662)           (4,810)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (299,706)         (10,318)        (193,048)           (4,961)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (268,606)     $   110,615      $  (223,046)    $     (35,406)
                                                                  ================================================================

                                                                     Focus          Focus Growth       Focus              Focus
                                                                    Growth           and Income         Value            TechNet
                                                                   Portfolio         Portfolio        Portfolio         Portfolio
                                                                   (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
      Dividends                                                   $         0       $         0       $        0       $        0
                                                                  ---------------------------------------------------------------
          Total investment income                                           0                 0                0                0
                                                                  ---------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                               (23,368)          (25,969)         (15,776)         (13,388)
      Distribution expense charge                                      (2,530)           (2,747)          (1,696)          (1,475)
                                                                  ---------------------------------------------------------------
          Total expenses                                              (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                          (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                       654,752           624,422          267,934          448,717
      Cost of shares sold                                            (622,846)         (600,482)        (260,930)        (435,781)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               31,906            23,940            7,004           12,936
Realized gain distributions                                                 0                 0                0                0
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            31,906            23,940            7,004           12,936
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                 281             5,667            1,142               49
      End of period                                                  (204,848)          (92,382)        (114,260)          30,447
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (205,129)          (98,049)        (115,402)          30,398
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  (199,121)      $  (102,825)      $ (125,870)      $   28,471
                                                                  ===============================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth        Growth        Composite
                                              Strategy      Strategy        Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (710,509)  $   (331,571)  $    116,672   $    424,488   $  (200,204)  $    (57,820)
    Net realized gains (losses) from
     securities transactions                  (5,280,230)    (4,222,885)    (1,729,000)      (895,693)   (1,797,980)      (327,152)
    Change in net unrealized appreciation
      (depreciation) of investments           24,236,997     21,886,608     12,875,342      7,242,848     4,450,949      1,196,237
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from operations                          18,246,258     17,332,152     11,263,014      6,771,643     2,452,765        811,265
                                            ------------   ------------   ------------   ------------   -----------   ------------
From capital transactions
      Net proceeds from units sold               586,872        649,166        258,199        682,831        77,880         27,741
      Cost of units redeemed                 (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)   (1,347,723)      (577,872)
      Annuity benefit payments                  (162,681)      (175,056)       (83,484)      (164,909)       (3,832)          (822)
      Net transfers                            1,592,342      4,149,759        (29,909)       418,309       390,048        137,353
      Contract maintenance charge                (75,091)       (61,747)       (41,915)       (27,456)       (5,893)        (1,836)
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from capital transactions                (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)     (889,520)      (415,436)
                                            ------------   ------------   ------------   ------------   -----------   ------------

Increase (decrease) in net assets              9,183,214      6,507,458      1,549,190     (1,718,832)    1,563,245        395,829
Net assets at beginning of period            107,107,897    118,653,181     95,672,898     74,525,952    13,238,748      4,502,484
                                            ------------   ------------   ------------   ------------   -----------   ------------
Net assets at end of period                 $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $14,801,993   $  4,898,313
                                            ============   ============   ============   ============   ===========   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                    36,873         36,866         18,823         50,123         8,932          3,108
    Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)     (151,467)       (62,903)
    Units transferred                            116,094        290,714        (35,785)        19,576        49,943         16,116
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding        (593,368)      (746,273)      (678,309)      (601,191)      (92,592)       (43,679)
Beginning units                                8,185,269      9,029,123      7,234,961      5,578,436     1,778,572        583,952
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                   7,591,901      8,282,850      6,556,652      4,977,245     1,685,980        540,273
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.52%:
    Units sold                                     1,172          5,711             78            356         1,058              0
    Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)      (22,416)        (6,341)
    Units transferred                               (980)            43          8,110          2,919        (8,949)          (509)
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding         (22,644)        (7,553)        (5,989)        (7,221)      (30,307)        (6,850)
Beginning units                                  203,459        180,653        168,763        123,733       176,478         20,743
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                     180,815        173,100        162,774        116,512       146,171         13,893
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.55%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.65%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.70%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.95%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
                                               Large Cap       Mid Cap
                                                 Value         Growth
                                               Portfolio      Portfolio
                                               (Class 1)      (Class 1)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $    (72,781)  $   (202,140)
    Net realized gains (losses) from
     securities transactions                       (79,290)      (719,221)
    Change in net unrealized appreciation
      (depreciation) of investments              2,862,715      4,920,319
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                             2,710,644      3,998,958
                                              ------------   ------------

From capital transactions
      Net proceeds from units sold                 101,367         23,523
      Cost of units redeemed                    (1,427,268)    (1,751,643)
      Annuity benefit payments                      (5,561)        (2,118)
      Net transfers                                910,475      1,010,767
      Contract maintenance charge                   (3,907)        (6,109)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital transactions                    (424,894)      (725,580)
                                              ------------   ------------

Increase (decrease) in net assets                2,285,750      3,273,378
Net assets at beginning of period               11,563,105     11,426,013
                                              ------------   ------------
Net assets at end of period                   $ 13,848,855   $ 14,699,391
                                              ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                       8,801          1,898
    Units redeemed                                (116,682)      (126,945)
    Units transferred                               71,742         83,207
                                              ------------   ------------
Increase (decrease) in units outstanding           (36,139)       (41,840)
Beginning units                                  1,174,422      1,039,978
                                              ------------   ------------
Ending units                                     1,138,283        998,138
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           0              0
    Units redeemed                                  (5,031)        (7,735)
    Units transferred                                2,217          1,320
                                              ------------   ------------
Increase (decrease) in units outstanding            (2,814)        (6,415)
Beginning units                                     48,995         77,977
                                              ------------   ------------
Ending units                                        46,181         71,562
                                              ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.65%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.70%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.95%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Mid Cap                     International   Diversified       Cash          Focus
                                               Value        Small Cap        Equity       Fixed Income    Management      Growth
                                             Portfolio      Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   -------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $    (88,297)  $   (159,077)  $   (26,998)    $    150,624   $    (38,202)  $ (110,887)
    Net realized gains (losses) from
     securities transactions                     505,659     (1,040,132)     (783,485)         539,670        (42,219)     (73,932)
    Change in net unrealized appreciation
      (depreciation) of investments            2,941,284      3,711,246     2,706,995         (738,132)        13,128    1,975,207
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from operations                           3,358,646      2,512,037     1,896,512          (47,838)       (67,293)   1,790,388
                                            ------------   ------------   -----------     ------------   ------------   ----------
From capital transactions
      Net proceeds from units sold                20,844          9,891        31,036          120,730        752,936       60,476
      Cost of units redeemed                  (1,550,624)    (1,600,055)     (818,911)      (1,992,977)    (1,866,288)    (835,131)
      Annuity benefit payments                   (12,880)        (4,184)       (1,222)         (23,716)          (683)      (2,694)
      Net transfers                              768,422      1,350,412       954,296       (3,186,777)    (1,485,035)     727,722
      Contract maintenance charge                 (3,706)        (3,733)       (2,030)          (4,184)        (1,772)      (3,216)
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from capital tansactions                   (777,944)      (247,669)      163,169       (5,086,924)    (2,600,842)     (52,843)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in net assets              2,580,702      2,264,368     2,059,681       (5,134,762)    (2,668,135)   1,737,545
Net assets at beginning of period             11,011,900      8,656,121     5,783,950       17,520,349      5,904,008    6,135,879
                                            ------------   ------------   -----------     ------------   ------------   ----------
Net assets at end of period                 $ 13,592,602   $ 10,920,489   $ 7,843,631     $ 12,385,587   $  3,235,873   $7,873,424
                                            ============   ============   ===========     ============   ============   ==========
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     1,197            991         3,938                0         69,642        9,154
    Units redeemed                               (87,318)      (150,276)     (102,632)        (150,371)      (146,973)    (114,388)
    Units transferred                             39,421        133,213       109,593         (265,340)      (139,063)     117,157
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding         (46,700)       (16,072)       10,899         (415,711)      (216,394)      11,923
Beginning units                                  797,665      1,003,102       950,386        1,415,730        513,839    1,038,908
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                     750,965        987,030       961,285        1,000,019        297,445    1,050,831
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.52%:
    Units sold                                         0              0             0           10,515            419            0
    Units redeemed                                (5,141)        (4,622)       (9,545)         (24,749)       (28,067)      (5,423)
    Units transferred                              1,392            628         8,167           (3,246)           (64)      (5,439)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding          (3,749)        (3,994)       (1,378)         (17,480)       (27,712)     (10,862)
Beginning units                                   36,957         65,526        40,366           73,584         33,488       61,088
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                      33,208         61,532        38,988           56,104          5,776       50,226
                                            ============   ============   ===========     ============   ============   ==========
Contracts with total expenses of 1.55%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.65%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.70%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.95%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

                                                              Moderate
                                                 Growth        Growth
                                                Strategy      Strategy
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $ (1,164,184)  $ (1,315,179)
    Net realized gains (losses) from
     securities transactions                       777,514      3,718,968
    Change in net unrealized appreciation
      (depreciation) of investments             19,301,010     28,941,522
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            18,914,340     31,345,311
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold              23,691,299     50,363,277
      Cost of units redeemed                    (7,374,058)   (13,824,756)
      Annuity benefit payments                           0              0
      Net transfers                             16,810,538     27,962,368
      Contract maintenance charge                  (53,021)       (68,832)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   33,074,758     64,432,057
                                              ------------   ------------
Increase (decrease) in net assets               51,989,098     95,777,368
Net assets at beginning of period              105,045,110    196,419,224
                                              ------------   ------------
Net assets at end of period                   $157,034,208   $292,196,598
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     546,309      1,220,418
    Units redeemed                                (166,277)      (260,086)
    Units transferred                              464,745        825,889
                                              ------------   ------------
Increase (decrease) in units outstanding           844,777      1,786,221
Beginning units                                  2,216,069      4,343,097
                                              ------------   ------------
Ending units                                     3,060,846      6,129,318
                                              ============   ============

Contracts with total expenses of 1.52%:

    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                     261,700        569,542
    Units redeemed                                 (11,217)       (13,407)
    Units transferred                              189,302         93,904
                                              ------------   ------------
Increase (decrease) in units outstanding           439,785        650,039
Beginning units                                    204,828        378,604
                                              ------------   ------------
Ending units                                       644,613      1,028,643
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     653,524      1,400,118
    Units redeemed                                (341,079)      (644,802)
    Units transferred                              501,256      1,043,929
                                              ------------   ------------
Increase (decrease) in units outstanding           813,701      1,799,245
Beginning units                                  5,721,099     10,114,386
                                              ------------   ------------
Ending units                                     6,534,800     11,913,631
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      24,337        139,335
    Units redeemed                                  (1,645)        (3,925)
    Units transferred                                  371         24,955
                                              ------------   ------------
Increase (decrease) in units outstanding            23,063        160,365
Beginning units                                     41,281        166,501
                                              ------------   ------------
Ending units                                        64,344        326,866
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                     176,133        248,212
    Units redeemed                                    (279)       (51,944)
    Units transferred                               16,613           (771)
                                              ------------   ------------
Increase (decrease) in units outstanding           192,467        195,497
Beginning units                                    112,268        371,335
                                              ------------   ------------
Ending units                                       304,735        566,832
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                               Growth        Growth         Growth        Composite        Value         Growth
                                              Strategy      Strategy       Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (166,828)  $    657,949   $   (963,866)  $   (365,401)  $   (642,592)  $   (907,851)
    Net realized gains (losses) from
     securities transactions                   2,131,655      3,935,535       (107,711)       193,354        285,392      1,242,250
    Change in net unrealized appreciation
      (depreciation) of investments           21,622,577      9,792,606     10,556,936      3,886,517     15,064,228     13,713,320
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                          23,587,404     14,386,090      9,485,359      3,714,470     14,707,028     14,047,719
                                            ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions
      Net proceeds from units sold            41,860,800     22,895,918     10,908,137      5,094,913     11,956,117     10,090,220
      Cost of units redeemed                 (13,329,950)   (15,258,675)    (3,412,370)    (1,135,168)    (4,614,370)    (3,847,878)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                           37,025,366     23,681,563      9,912,223      1,572,039     11,932,315     13,865,345
      Contract maintenance charge                (53,263)       (36,772)       (12,125)        (5,662)       (13,954)       (11,965)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                 65,502,953     31,282,034     17,395,865      5,526,122     19,260,108     20,095,722
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             89,090,357     45,668,124     26,881,224      9,240,592     33,967,136     34,143,441
Net assets at beginning of period            179,524,903    146,699,325     45,250,524     18,323,498     57,267,796     35,910,398
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090   $ 91,234,932   $ 70,053,839
                                            ============   ============   ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                 1,207,867        629,042        601,944        224,226        414,611        325,230
    Units redeemed                              (335,553)      (407,274)      (126,319)       (42,798)      (119,810)       (83,783)
    Units transferred                            846,155        554,999        447,750        143,765        384,744        324,388
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       1,718,469        776,767        923,375        325,193        679,545        565,835
Beginning units                                4,992,135      3,892,566      1,582,907        801,850      1,567,516        824,723
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,710,604      4,669,333      2,506,282      1,127,043      2,247,061      1,390,558
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                   293,570        144,778        113,155         52,743        100,343         67,493
    Units redeemed                               (29,371)       (30,822)       (10,159)        (3,992)       (10,521)        (4,534)
    Units transferred                            169,323        123,466         81,621          4,745         99,983         39,541
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         433,522        237,422        184,617         53,496        189,805        102,500
Beginning units                                  477,296        383,364        226,901         73,579        234,655        144,167
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     910,818        620,786        411,518        127,075        424,460        246,667
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                 1,348,264        766,139        630,238        287,941        509,984        340,497
    Units redeemed                              (550,468)      (655,831)      (297,531)       (82,853)      (279,772)      (200,619)
    Units transferred                          1,526,307        939,224        706,489         44,337        589,561        692,960
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       2,324,103      1,049,532      1,039,196        249,425        819,773        832,838
Beginning units                                8,138,037      6,677,871      4,759,504      1,562,051      4,191,773      2,464,580
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                  10,462,140      7,727,403      5,798,700      1,811,476      5,011,546      3,297,418
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                   121,708         83,144         56,095         17,739         31,609         35,607
    Units redeemed                               (28,603)        (5,228)        (5,948)          (827)        (5,375)        (5,159)
    Units transferred                             92,447         87,704         37,455          6,176         26,811         19,965
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         185,552        165,620         87,602         23,088         53,045         50,413
Beginning units                                  222,032        134,998         52,218         16,100         55,661         51,807
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     407,584        300,618        139,820         39,188        108,706        102,220
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                    65,144         35,737         31,608         23,406         36,865         24,294
    Units redeemed                                (8,145)        (3,771)          (469)          (859)        (1,753)          (809)
    Units transferred                             46,329         28,426         13,037         (2,218)         8,261         28,537
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         103,328         60,392         44,176         20,329         43,373         52,022
Beginning units                                  173,393        223,464         57,652         18,823         56,584         35,880
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     276,721        283,856        101,828         39,152         99,957         87,902
                                            ============   ============   ============   ============   ============   ============

                                                Mid Cap
                                                 Value        Small Cap
                                               Portfolio      Portfolio
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (663,222)  $   (813,514)
    Net realized gains (losses) from
     securities transactions                       943,679      1,052,981
    Change in net unrealized appreciation
      (depreciation) of investments             16,606,669      9,369,082
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            16,887,126      9,608,549
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold               9,633,421     10,999,380
      Cost of units redeemed                    (4,605,608)    (3,453,579)
      Annuity benefit payments                           0              0
      Net transfers                             11,907,780     13,410,186
      Contract maintenance charge                  (14,314)       (10,705)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   16,921,279     20,945,282
                                              ------------   ------------
Increase (decrease) in net assets               33,808,405     30,553,831
Net assets at beginning of period               49,036,878     30,985,906
                                              ------------   ------------
Net assets at end of period                   $ 82,845,283   $ 61,539,737
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     227,652        475,663
    Units redeemed                                (117,946)      (102,792)
    Units transferred                              200,027        397,045
                                              ------------   ------------
Increase (decrease) in units outstanding           309,733        769,916
Beginning units                                  1,052,997        961,897
                                              ------------   ------------
Ending units                                     1,362,730      1,731,813
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                      65,727         90,345
    Units redeemed                                  (3,408)        (6,263)
    Units transferred                               41,311         50,140
                                              ------------   ------------
Increase (decrease) in units outstanding           103,630        134,222
Beginning units                                    102,439        150,877
                                              ------------   ------------
Ending units                                       206,069        285,099
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     277,790        446,708
    Units redeemed                                (160,629)      (222,489)
    Units transferred                              489,909        832,960
                                              ------------   ------------
Increase (decrease) in units outstanding           607,070      1,057,179
Beginning units                                  2,521,558      2,645,470
                                              ------------   ------------
Ending units                                     3,128,628      3,702,649
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      21,263         51,110
    Units redeemed                                  (3,577)        (3,636)
    Units transferred                               22,370         34,737
                                              ------------   ------------
Increase (decrease) in units outstanding            40,056         82,211
Beginning units                                     30,301         43,960
                                              ------------   ------------
Ending units                                        70,357        126,171
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                      28,251         36,972
    Units redeemed                                    (825)        (1,187)
    Units transferred                                7,702         32,715
                                              ------------   ------------
Increase (decrease) in units outstanding            35,128         68,500
Beginning units                                     46,297         43,578
                                              ------------   ------------
Ending units                                        81,425        112,078
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                 International      Diversified         Cash            Focus        Focus Growth
                                                     Equity        Fixed Income       Management        Growth        and Income
                                                   Portfolio         Portfolio        Portfolio        Portfolio      Portfolio
                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)      (Class 2)
                                                  ------------     -------------     ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (276,350)    $     870,502     $   (452,841)    $   (914,898)  $   (611,360)
     Net realized gains (losses) from
          securities transactions                    1,595,963         1,890,516         (177,761)         897,765        840,786
     Change in net unrealized appreciation
         (depreciation) of investments               9,146,609        (3,940,356)         (40,305)      11,932,963      5,637,893
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         operations                                 10,466,222        (1,179,338)        (670,907)      11,915,830      5,867,319
                                                  ------------     -------------     ------------     ------------   ------------
From capital transactions

         Net proceeds from units sold               11,033,544        21,498,206       24,299,858       14,126,417     10,505,364
         Cost of units redeemed                     (4,530,367)      (12,113,171)     (19,105,720)      (4,484,265)    (2,222,238)
         Annuity benefit payments                            0                 0                0                0              0
         Net transfers                              12,177,012       (20,733,335)      (5,419,244)       8,223,869     13,287,380
         Contract maintenance charge                    (7,015)          (22,833)          (8,077)         (18,076)        (7,664)
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         capital transactions                       18,673,174       (11,371,133)        (233,183)      17,847,945     21,562,842
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in net assets                   29,139,396       (12,550,471)        (904,090)      29,763,775     27,430,161
Net assets at beginning of period                   30,120,703       142,395,670       50,041,649       36,675,271     22,237,737
                                                  ------------     -------------     ------------     ------------   ------------
Net assets at end of period                       $ 59,260,099     $ 129,845,199     $ 49,137,559     $ 66,439,046   $ 49,667,898
                                                  ============     =============     ============     ============   ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                        796,531           978,244          889,973        1,056,278        552,983
     Units redeemed                                   (448,997)         (459,016)      (1,388,897)        (252,088)      (109,565)
     Units transferred                                  50,642          (294,235)         633,182          325,179        396,730
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               398,176           224,993          134,258        1,129,369        840,148
Beginning units                                      2,151,847         3,456,342        1,941,412        2,221,909        952,184
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         2,550,023         3,681,335        2,075,670        3,351,278      1,792,332
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.52%:
     Units sold                                              -                 -                -                -              -
     Units redeemed                                          -                 -                -                -              -
     Units transferred                                       -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                     -                 -                -                -              -
Beginning units                                              -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                                 -                 -                -                -              -
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.55%:
     Units sold                                        106,305           151,374          263,082          121,223        121,645
     Units redeemed                                     (9,039)          (24,327)         (14,564)          (7,215)        (3,880)
     Units transferred                                 199,436           106,068         (319,844)          59,859         56,293
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               296,702           233,115          (71,326)         173,867        174,058
Beginning units                                        271,634           380,308          285,550          220,869        113,993
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           568,336           613,423          214,224          394,736        288,051
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.65%:
     Units sold                                        539,153           630,369          878,231          824,402        508,952
     Units redeemed                                   (200,313)         (538,434)        (346,006)        (381,033)      (147,198)
     Units transferred                               1,250,783        (1,647,231)        (647,837)         803,004      1,102,170
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding             1,589,623        (1,555,296)        (115,612)       1,246,373      1,463,924
Beginning units                                      2,699,673         8,116,122        2,311,296        4,048,644      1,934,738
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         4,289,296         6,560,826        2,195,684        5,295,017      3,398,662
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.70%:
     Units sold                                         38,973            34,303           33,391           79,738         27,533
     Units redeemed                                     (1,246)           (6,535)          (5,179)          (4,264)        (2,542)
     Units transferred                                  38,353            49,381          (36,317)          40,899         34,923
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                76,080            77,149           (8,105)         116,373         59,914
Beginning units                                         34,369            78,013           75,133           69,448         44,677
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           110,449           155,162           67,028          185,821        104,591
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.95%:
     Units sold                                         49,063            42,656          212,023           44,691         31,902
     Units redeemed                                         (7)           (5,788)         (30,050)          (1,242)          (809)
     Units transferred                                  23,796           (19,417)        (141,970)          49,282         26,032
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                72,852            17,451           40,003           92,731         57,125
Beginning units                                         22,345           174,520           55,443           41,931         27,407
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                            95,197           191,971           95,446          134,662         84,532
                                                  ============     =============     ============     ============   ============


                                                    Focus            Focus
                                                    Value           TechNet           Growth
                                                  Portfolio        Portfolio         Strategy
                                                  (Class 2)        (Class 2)         (Class 3)
                                                 ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

Net investment income (loss)                     $   (589,556)    $   (332,246)    $     (23,003)
     Net realized gains (losses) from
          securities transactions                   1,055,512        2,156,002            34,502
     Change in net unrealized appreciation
         (depreciation) of investments              7,454,787        4,792,261          (254,562)
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets from
         operations                                 7,920,743        6,616,017          (243,063)
                                                 ------------     ------------     -------------
From capital transactions

         Net proceeds from units sold               11,780,057       6,733,421        10,061,691
         Cost of units redeemed                    (2,494,323)      (1,529,481)          (31,826)
         Annuity benefit payments                           0                0                 0
         Net transfers                              9,488,098        6,447,066           848,501
         Contract maintenance charge                   (8,673)          (5,833)                0
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets
       from capital transactions                   18,765,159       11,645,173        10,878,366
                                                 ------------     ------------     -------------
Increase (decrease) in net assets                  26,685,902       18,261,190        10,635,303
Net assets at beginning of period                  21,014,443       10,693,989            36,337
                                                 ------------     ------------     -------------
Net assets at end of period                      $ 47,700,345     $ 28,955,179     $  10,671,640
                                                 ============     ============     =============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       527,420        1,007,247           243,454
     Units redeemed                                  (118,030)        (170,442)           (1,100)
     Units transferred                                332,313          287,258            43,067
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              741,703        1,124,063           285,421
Beginning units                                       891,278        1,612,980                 -
                                                 ------------     ------------     -------------
Ending units                                        1,632,981        2,737,043           285,421
                                                 ============     ============     =============
Contracts with total expenses of 1.52%:
     Units sold                                             -                -                 -
     Units redeemed                                         -                -                 -
     Units transferred                                      -                -                 -
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding                    -                -                 -
Beginning units                                             -                -                 -
                                                 ------------     ------------     -------------
Ending units                                                -                -                 -
                                                 ============     ============     =============
Contracts with total expenses of 1.55%:
     Units sold                                        47,159           47,030            23,435
     Units redeemed                                    (2,610)          (1,258)             (392)
     Units transferred                                 30,783           31,970             3,575
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               75,332           77,742            26,618
Beginning units                                       103,476          133,469               290
                                                 ------------     ------------     -------------
Ending units                                          178,808          211,211            26,908
                                                 ============     ============     =============
Contracts with total expenses of 1.65%:
     Units sold                                       365,010          626,185           364,948
     Units redeemed                                   (83,648)        (177,390)              (63)
     Units transferred                                437,370        1,008,509             6,973
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              718,732        1,457,304           371,858
Beginning units                                     1,148,040        1,595,909                 -
                                                 ------------     ------------     -------------
Ending units                                        1,866,772        3,053,213           371,858
                                                 ============     ============     =============
Contracts with total expenses of 1.70%:
     Units sold                                        46,785           38,595            10,844
     Units redeemed                                    (1,948)         (12,054)             (218)
     Units transferred                                 26,285           32,894             1,921
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               71,122           59,435            12,547
Beginning units                                        42,177          252,634             2,541
                                                 ------------     ------------     -------------
Ending units                                          113,299          312,069            15,088
                                                 ============     ============     =============
Contracts with total expenses of 1.95%:
     Units sold                                        31,083           13,919            21,606
     Units redeemed                                    (1,778)          (1,313)             (338)
     Units transferred                                 27,591           53,850                (8)
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               56,896           66,456            21,260
Beginning units                                        50,214           61,135                 8
                                                 ------------     ------------     -------------
Ending units                                          107,110          127,591            21,268
                                                 ============     ============     =============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                       Moderate         Balanced       Conservative      Large Cap       Large Cap
                                                        Growth           Growth           Growth          Growth         Composite
                                                      Strategy          Strategy         Strategy        Portfolio       Portfolio
                                                      (Class 3)         (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                     ------------     ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $    (53,060)    $    (34,680)    $     (9,725)    $   (20,765)    $    (9,518)
     Net realized gains (losses) from
         securities transactions                           60,810          272,651          184,103           6,908          16,685
     Change in net unrealized appreciation
         (depreciation) of investments                   (565,325)        (346,069)        (321,276)        (53,267)        (38,609)
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (557,575)        (108,098)        (146,898)        (67,124)        (31,442)
                                                     ------------     ------------     ------------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  23,606,507       22,638,650       15,660,603       5,874,709       2,459,092
         Cost of units redeemed                           (57,845)        (324,233)        (375,324)        (21,174)        (11,283)
         Annuity benefit payments                               0                0                0               0               0
         Net transfers                                  1,953,203          689,668        1,264,025       1,311,449         193,962
         Contract maintenance charge                            0                0                0               0               0
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          25,501,865       23,004,085       16,549,304       7,164,984       2,641,771
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in net assets                      24,944,290       22,895,987       16,402,406       7,097,860       2,610,329
Net assets at beginning of period                         223,550          415,754           32,812          49,212           2,299
                                                     ------------     ------------     ------------     -----------     -----------
Net assets at end of period                          $ 25,167,840     $ 23,311,741     $ 16,435,218     $ 7,147,072     $ 2,612,628
                                                     ============     ============     ============     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                           796,386          477,878          389,628         312,445         131,904
     Units redeemed                                        (2,097)          (7,533)            (573)           (544)           (224)
     Units transferred                                     34,472           (7,899)          30,828          88,907          26,448
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  828,761          462,446          419,883         400,808         158,128
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              828,761          462,446          419,883         400,808         158,128
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                 -                -                -               -               -
     Units redeemed                                             -                -                -               -               -
     Units transferred                                          -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                        -                -                -               -               -
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                                    -                -                -               -               -
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                            48,393          121,466          215,794          29,469          40,920
     Units redeemed                                        (1,637)          (7,657)         (19,967)            (96)           (739)
     Units transferred                                     16,573            8,670           46,024          21,269         (10,134)
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   63,329          122,479          241,851          50,642          30,047
Beginning units                                               874           17,239            1,694           3,638             281
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               64,203          139,718          243,545          54,280          30,328
                                                     ============     ============     ============     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                           674,381          573,895          397,499         315,705          75,072
     Units redeemed                                          (134)            (897)          (2,233)         (1,063)            (17)
     Units transferred                                     78,834           12,639          (21,001)         43,530           2,820
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  753,081          585,637          374,265         358,172          77,875
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              753,081          585,637          374,265         358,172          77,875
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                            31,630           97,349           29,936          43,236          20,022
     Units redeemed                                             -             (246)          (2,968)           (135)           (163)
     Units transferred                                        877            7,488           22,028           3,494           2,287
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   32,507          104,591           48,996          46,595          22,146
Beginning units                                            16,596            5,918              798              16              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               49,103          110,509           49,794          46,611          22,160
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                            21,745          303,509           60,616          20,800           8,554
     Units redeemed                                             -           (5,813)               -            (774)            (92)
     Units transferred                                          3           28,866           11,171           2,430             487
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   21,748          326,562           71,787          22,456           8,949
Beginning units                                                 8            9,352                8           3,614              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               21,756          335,914           71,795          26,070           8,963
                                                     ============     ============     ============     ===========     ===========

                                                      Large Cap        Mid Cap         Mid Cap
                                                        Value          Growth           Value
                                                      Portfolio       Portfolio       Portfolio
                                                      (Class 3)       (Class 3)       (Class 3)
                                                     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $   (20,065)    $   (26,164)    $   (19,223)
     Net realized gains (losses) from
         securities transactions                          13,156          42,840           9,688
     Change in net unrealized appreciation
         (depreciation) of investments                   (69,741)        (63,395)         25,116
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (76,650)        (46,719)         15,581
                                                     -----------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  6,477,496       6,534,998       6,020,438
         Cost of units redeemed                          (25,982)        (39,152)        (28,601)
         Annuity benefit payments                              0               0               0
         Net transfers                                   690,010         950,180         722,292
         Contract maintenance charge                           0              (4)              0
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          7,141,524       7,446,022       6,714,129
                                                     -----------     -----------     -----------
Increase (decrease) in net assets                      7,064,874       7,399,303       6,729,710
Net assets at beginning of period                         49,751          43,086          43,996
                                                     -----------     -----------     -----------
Net assets at end of period                          $ 7,114,625     $ 7,442,389     $ 6,773,706
                                                     ===========     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                          233,910         217,276         170,639
     Units redeemed                                         (350)           (491)           (282)
     Units transferred                                    19,188          20,711          14,599
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 252,748         237,496         184,956
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             252,748         237,496         184,956
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                -               -               -
     Units redeemed                                            -               -               -
     Units transferred                                         -               -               -
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                       -               -               -
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                                   -               -               -
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                           25,596          21,381          18,072
     Units redeemed                                         (207)           (241)           (278)
     Units transferred                                    12,551          10,240          12,871
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  37,940          31,380          30,665
Beginning units                                            2,728           3,501           3,525
                                                     -----------     -----------     -----------
Ending units                                              40,668          34,881          34,190
                                                     ===========     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                          236,131         195,640         133,687
     Units redeemed                                       (1,030)         (1,245)           (459)
     Units transferred                                    24,172          31,541          13,567
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 259,273         225,936         146,795
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             259,273         225,936         146,795
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                           37,205          27,834          21,769
     Units redeemed                                          (95)            (51)           (250)
     Units transferred                                     3,139           5,159             516
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  40,249          32,942          22,035
Beginning units                                               12              11               9
                                                     -----------     -----------     -----------
Ending units                                              40,261          32,953          22,044
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                           19,968           9,063           9,660
     Units redeemed                                         (559)           (797)           (417)
     Units transferred                                     1,198           3,503             946
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  20,607          11,769          10,189
Beginning units                                            2,691             688               9
                                                     -----------     -----------     -----------
Ending units                                              23,298          12,457          10,198
                                                     ===========     ===========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                 International    Diversified         Cash           Focus
                                                   Small Cap        Equity        Fixed Income      Management       Growth
                                                   Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                                   (Class 3)       (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                  -----------     -----------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (24,368)    $   (15,196)    $     (4,530)    $   (21,911)    $   (25,898)
     Net realized gains (losses) from
         securities transactions                       55,468         136,129          (25,468)         (8,534)         31,906
     Change in net unrealized appreciation
         (depreciation) of investments               (299,706)        (10,318)        (193,048)         (4,961)       (205,129)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
          operations                                 (268,606)        110,615         (223,046)        (35,406)       (199,121)
                                                  -----------     -----------     ------------     -----------     -----------

From capital transactions

         Net proceeds from units sold               6,499,134       4,753,748        8,080,856       9,455,621       8,583,507
         Cost of units redeemed                       (31,699)        (15,477)        (392,841)     (2,078,256)        (45,342)
         Annuity benefit payments                           0               0                0               0               0
         Net transfers                                786,048         721,194          547,766      (1,049,105)        164,480
         Contract maintenance charge                       (3)              0                0               0             (10)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                       7,253,480       5,459,465        8,235,781       6,328,260       8,702,635
                                                  -----------     -----------     ------------     -----------     -----------

Increase (decrease) in net assets                   6,984,874       5,570,080        8,012,735       6,292,854       8,503,514
Net assets at beginning of period                      25,364          59,092        1,727,262         248,498           6,577
                                                  -----------     -----------     ------------     -----------     -----------
Net assets at end of period                       $ 7,010,238     $ 5,629,172     $  9,739,997     $ 6,541,352     $ 8,510,091
                                                  ===========     ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       294,984         308,428          301,116         360,110         616,384
     Units redeemed                                      (728)           (412)            (809)         (2,254)           (967)
     Units transferred                                 36,011          39,030           22,752         (19,632)         23,017
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              330,267         347,046          323,059         338,224         638,434
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          330,267         347,046          323,059         338,224         638,434
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                             -               -                -               -               -
     Units redeemed                                         -               -                -               -               -
     Units transferred                                      -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                    -               -                -               -               -
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                                -               -                -               -               -
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                        21,751          29,057          167,377         325,345          93,870
     Units redeemed                                       (60)            (93)         (11,233)       (182,314)         (4,121)
     Units transferred                                 15,869          10,617            2,018           9,456         (22,006)
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,560          39,581          158,162         152,487          67,743
Beginning units                                         3,095           8,801           96,751             275              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           40,655          48,382          254,913         152,762          67,762
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.65%:
     Units sold                                       236,573         231,202          145,939         180,620         438,365
     Units redeemed                                      (993)         (1,003)            (218)         (1,989)           (603)
     Units transferred                                 17,576          41,757           43,025         (90,402)          9,911
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              253,156         271,956          188,746          88,229         447,673
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          253,156         271,956          188,746          88,229         447,673
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                        36,849          28,275           14,905          23,191          13,261
     Units redeemed                                      (393)           (139)         (20,983)           (281)              -
     Units transferred                                  1,520          13,705           (8,624)              -           5,239
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,976          41,841          (14,702)         22,910          18,500
Beginning units                                            13              17           36,523           5,144           1,141
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           37,989          41,858           21,821          28,054          19,641
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                        12,866           9,912           59,171               -          16,055
     Units redeemed                                      (797)           (289)            (906)         (8,003)           (476)
     Units transferred                                  3,493           2,651          (19,230)          1,077           8,414
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               15,562          12,274           39,035          (6,926)         23,993
Beginning units                                            13           1,344           18,070          17,724              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           15,575          13,618           57,105          10,798          24,012
                                                  ===========     ===========     ============     ===========     ===========

                                             Focus Growth        Focus          Focus
                                              and Income         Value        TechNet
                                               Portfolio       Portfolio      Portfolio
                                               (Class 3)       (Class 3)      (Class 3)
                                              -----------     -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (28,716)    $   (17,472)    $  (14,863)
     Net realized gains (losses) from
         securities transactions                   23,940           7,004         12,936
     Change in net unrealized appreciation
         (depreciation) of investments            (98,049)       (115,402)        30,398
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
          operations                             (102,825)       (125,870)        28,471
                                              -----------     -----------     ----------

From capital transactions

         Net proceeds from units sold           8,247,767       5,262,773      4,333,023
         Cost of units redeemed                   (50,992)        (42,767)       (51,048)
         Annuity benefit payments                       0               0              0
         Net transfers                            885,453         386,230        270,085
         Contract maintenance charge                  (11)              0             (7)
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
         capital transactions                   9,082,217       5,606,236      4,552,053
                                              -----------     -----------     ----------

Increase (decrease) in net assets               8,979,392       5,480,366      4,580,524
Net assets at beginning of period                  76,908          16,771            354
                                              -----------     -----------     ----------
Net assets at end of period                   $ 9,056,300     $ 5,497,137      4,580,878
                                              ===========     ===========     ==========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                   358,309         196,148        631,030
     Units redeemed                                  (812)           (143)        (1,114)
     Units transferred                             34,255          17,869         (7,954)
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          391,752         213,874        621,962
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      391,752         213,874        621,962
                                              ===========     ===========     ==========
Contracts with total expenses of 1.52%:
     Units sold                                         -               -              -
     Units redeemed                                     -               -              -
     Units transferred                                  -               -              -
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding                -               -              -
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                            -               -              -
                                              ===========     ===========     ==========
Contracts with total expenses of 1.55%:
     Units sold                                    46,305          39,900         68,936
     Units redeemed                                (3,303)         (2,893)        (8,472)
     Units transferred                             29,919           9,506          4,514
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           72,921          46,513         64,978
Beginning units                                     9,721           1,339             43
                                              -----------     -----------     ----------
Ending units                                       82,642          47,852         65,021
                                              ===========     ===========     ==========
Contracts with total expenses of 1.65%:
     Units sold                                   387,194         169,063        263,213
     Units redeemed                                (1,153)            (66)        (1,954)
     Units transferred                             19,617           1,930         32,552
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          405,658         170,927        293,811
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      405,658         170,927        293,811
                                              ===========     ===========     ==========
Contracts with total expenses of 1.70%:
     Units sold                                    91,552           6,973         25,003
     Units redeemed                                   (11)           (279)           (59)
     Units transferred                              7,326           1,835         22,537
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           98,867           8,529         47,481
Beginning units                                       558             442             42
                                              -----------     -----------     ----------
Ending units                                       99,425           8,971         47,523
                                              ===========     ===========     ==========
Contracts with total expenses of 1.95%:
     Units sold                                    35,084           8,031          3,125
     Units redeemed                                  (321)            (24)           (82)
     Units transferred                              9,611             131          6,764
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           44,374           8,138          9,807
Beginning units                                        15              12             42
                                              -----------     -----------     ----------
Ending units                                       44,389           8,150          9,849
                                              ===========     ===========     ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                     Moderate        Balanced      Conservative
                                                                       Growth         Growth          Growth          Growth
                                                                      Strategy       Strategy        Strategy        Strategy
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (389,622)  $      10,097   $     353,997   $     509,047
      Net realized gains (losses) from securities
          transactions                                               (20,726,972)    (16,488,935)     (6,981,346)     (3,193,978)
      Change in net unrealized appreciation
          (depreciation) of investments                                2,505,496         124,433        (994,593)         41,190
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations              (18,611,098)    (16,354,405)     (7,621,942)     (2,643,741)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   839,437         587,915         279,729         670,187
          Cost of units redeemed                                     (12,467,392)    (12,390,961)    (10,463,975)    (10,420,128)
          Annuity benefit payments                                      (145,396)       (133,807)        (73,820)        (96,069)
          Net transfers                                              (19,453,333)    (19,325,066)     (5,973,398)      1,673,622
          Contract maintenance charge                                    (85,687)        (71,245)        (47,697)        (29,200)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions    (31,312,371)    (31,333,164)    (16,279,161)     (8,201,588)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                    (49,923,469)    (47,687,569)    (23,901,103)    (10,845,329)
Net assets at beginning of period                                    157,031,366     166,340,750     119,574,001      85,371,281
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 107,107,897   $ 118,653,181   $  95,672,898   $  74,525,952
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          65,427          46,380          21,190          52,901
      Units redeemed                                                    (990,391)       (969,969)       (808,233)       (818,212)
      Units transferred                                               (1,554,463)     (1,537,130)       (460,158)        125,914
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                              (2,479,427)     (2,460,719)     (1,247,201)       (639,397)
Beginning units                                                       10,664,696      11,489,842       8,482,162       6,217,833
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,185,269       9,029,123       7,234,961       5,578,436
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                             692             701             745               -
      Units redeemed                                                     (23,112)        (33,670)        (33,192)        (11,846)
      Units transferred                                                  (17,565)        (14,255)        (25,817)          3,118
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (39,985)        (47,224)        (58,264)         (8,728)
Beginning units                                                          243,444         227,877         227,027         132,461
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             203,459         180,653         168,763         123,733
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap       Large Cap        Mid Cap
                                                                      Growth         Composite         Value          Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (200,986)  $     (51,935)  $    (141,388)  $    (178,322)
      Net realized gains (losses) from securities
          transactions                                                (4,475,405)       (748,681)     (1,171,038)     (3,149,307)
      Change in net unrealized appreciation
          (depreciation) of investments                                1,873,842        (228,551)     (1,543,729)        292,492
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,802,549)     (1,029,167)     (2,856,155)     (3,035,137)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    52,737          11,290          43,868          42,106
          Cost of units redeemed                                      (1,086,711)       (338,162)     (1,131,490)     (1,531,232)
          Annuity benefit payments                                        (1,218)           (741)         (2,780)           (819)
          Net transfers                                               (2,463,235)       (283,986)     (1,704,800)     (1,931,489)
          Contract maintenance charge                                     (6,963)         (2,152)         (4,298)         (6,401)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,505,390)       (613,751)     (2,799,500)     (3,427,835)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,307,939)     (1,642,918)     (5,655,655)     (6,462,972)
Net assets at beginning of period                                     19,546,687       6,145,402      17,218,760      17,888,985
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  13,238,748   $   4,502,484   $  11,563,105   $  11,426,013
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           7,899           1,466           5,816           3,553
      Units redeemed                                                    (148,615)        (45,789)       (109,157)       (142,839)
      Units transferred                                                 (340,357)        (42,366)       (185,161)       (198,255)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (481,073)        (86,689)       (288,502)       (337,541)
Beginning units                                                        2,259,645         670,641       1,462,924       1,377,519
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,778,572         583,952       1,174,422       1,039,978
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (13,618)         (1,017)        (11,178)        (12,048)
      Units transferred                                                  (30,918)         (1,859)           (350)         (4,941)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (44,536)         (2,876)        (11,528)        (16,989)
Beginning units                                                          221,014          23,619          60,523          94,966
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             176,478          20,743          48,995          77,977
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                      Mid Cap                      International    Diversified
                                                                       Value         Small Cap         Equity       Fixed Income
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (161,394)  $    (137,787)  $     (66,827)  $    (153,995)
      Net realized gains (losses) from securities
          transactions                                                  (187,077)     (2,250,197)     (1,573,857)        208,359
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,482,713)       (813,396)       (517,475)      1,142,454
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,831,184)     (3,201,380)     (2,158,159)      1,196,818
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    85,616          61,214          31,193          48,529
          Cost of units redeemed                                      (1,859,071)     (1,150,859)       (530,638)     (2,201,165)
          Annuity benefit payments                                        (9,326)         (3,461)         (1,221)              0
          Net transfers                                               (1,607,678)     (1,141,095)       (602,948)      3,054,136
          Contract maintenance charge                                     (3,976)         (4,105)         (2,490)         (4,133)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,394,435)     (2,238,306)     (1,106,104)        897,367
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,225,619)     (5,439,686)     (3,264,263)      2,094,185
Net assets at beginning of period                                     17,237,519      14,095,807       9,048,213      15,426,164
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  11,011,900   $   8,656,121   $   5,783,950   $  17,520,349
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           6,516           5,683           4,037           4,312
      Units redeemed                                                    (130,807)       (136,183)        (78,585)       (179,507)
      Units transferred                                                  (97,956)       (142,144)        (84,346)        252,376
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (222,247)       (272,644)       (158,894)         77,181
Beginning units                                                        1,019,912       1,275,746       1,109,280       1,338,549
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             797,665       1,003,102         950,386       1,415,730
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                      (7,300)         (6,466)         (8,012)        (13,516)
      Units transferred                                                  (37,753)           (443)         (9,329)         13,730
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (45,053)         (6,909)        (17,341)            214
Beginning units                                                           82,010          72,435          57,707          73,370
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              36,957          65,526          40,366          73,584
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                        Cash           Focus                         Moderate
                                                                     Management       Growth           Growth         Growth
                                                                     Portfolio       Portfolio        Strategy       Strategy
                                                                     (Class 1)       (Class 1)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $      (8,018)  $     (86,917)  $    (448,339)  $    (113,876)
      Net realized gains (losses) from securities
          transactions                                                    21,273        (671,836)     (5,341,615)     (2,641,343)
      Change in net unrealized appreciation
          (depreciation) of investments                                  (57,291)       (397,849)     (6,109,567)    (11,799,616)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                  (44,036)     (1,156,602)    (11,899,521)    (14,554,835)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   155,636          36,406      19,849,189      48,118,217
          Cost of units redeemed                                      (2,959,059)       (474,902)     (6,427,622)    (10,455,028)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                2,986,180          34,870       4,628,574      18,505,150
          Contract maintenance charge                                     (1,623)         (3,578)        (42,760)        (46,993)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        181,134        (407,204)     18,007,381      56,121,346
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                        137,098      (1,563,806)      6,107,860      41,566,511
Net assets at beginning of period                                      5,766,910       7,699,685      98,937,250     154,852,713
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $   5,904,008   $   6,135,879   $ 105,045,110   $ 196,419,224
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          14,366           6,198         464,860       1,235,214
      Units redeemed                                                    (210,340)        (77,901)       (152,015)       (223,638)
      Units transferred                                                  222,081           7,654         271,908         474,391
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                  26,107         (64,049)        584,753       1,485,967
Beginning units                                                          487,732       1,102,957       1,631,316       2,857,130
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             513,839       1,038,908       2,216,069       4,343,097
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (63,226)         (9,107)              -               -
      Units transferred                                                   53,094            (331)              -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (10,132)         (9,438)              -               -
Beginning units                                                           43,620          70,526               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              33,488          61,088               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -         114,281         260,255
      Units redeemed                                                           -               -          (3,705)        (12,840)
      Units transferred                                                        -               -          60,109          48,090
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         170,685         295,505
Beginning units                                                                -               -          34,143          83,099
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         204,828         378,604
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -         896,516       1,977,158
      Units redeemed                                                           -               -        (354,881)       (592,685)
      Units transferred                                                        -               -         (33,647)        819,602
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         507,988       2,204,075
Beginning units                                                                -               -       5,213,111       7,910,311
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -       5,721,099      10,114,386
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -          24,341          96,902
      Units redeemed                                                           -               -            (115)         (2,635)
      Units transferred                                                        -               -           4,303          28,333
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          28,529         122,600
Beginning units                                                                -               -          12,752          43,901
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -          41,281         166,501
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -          74,990         242,183
      Units redeemed                                                           -               -            (424)        (14,003)
      Units transferred                                                        -               -          18,429          74,941
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          92,995         303,121
Beginning units                                                                -               -          19,273          68,214
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         112,268         371,335
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Balanced      Conservative      Large Cap       Large Cap
                                                                      Growth          Growth           Growth        Composite
                                                                     Strategy        Strategy        Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $     379,094   $     692,002   $    (597,658)  $    (217,725)
      Net realized gains (losses) from securities
          transactions                                                  (700,172)       (283,577)     (2,636,794)     (1,172,729)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,503,170)     (1,657,932)     (2,186,715)     (1,163,485)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (6,824,248)     (1,249,507)     (5,421,167)     (2,553,939)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                47,837,113      31,743,233      10,459,772       5,978,323
          Cost of units redeemed                                     (12,486,215)     (9,449,368)     (2,400,970)     (1,213,975)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                               27,885,834      44,468,994       5,613,432         788,713
          Contract maintenance charge                                    (34,992)        (22,483)         (8,455)         (3,896)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     63,201,740      66,740,376      13,663,779       5,549,165
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     56,377,492      65,490,869       8,242,612       2,995,226
Net assets at beginning of period                                    123,147,411      81,208,456      37,007,912      15,328,272
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 179,524,903   $ 146,699,325   $  45,250,524   $  18,323,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       1,652,479         966,516         471,874         349,152
      Units redeemed                                                    (298,959)       (276,340)       (109,068)        (47,985)
      Units transferred                                                  652,282       1,150,335         336,585          95,903
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               2,005,802       1,840,511         699,391         397,070
Beginning units                                                        2,986,333       2,052,055         883,516         404,780
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,992,135       3,892,566       1,582,907         801,850
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         245,657         213,941         152,200          66,532
      Units redeemed                                                     (12,473)        (32,110)         (2,677)           (778)
      Units transferred                                                  152,384         179,175          63,720           6,200
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            385,568         361,006         213,243          71,954
Beginning units                                                           91,728          22,358          13,658           1,625
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             477,296         383,364         226,901          73,579
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                       1,713,916       1,208,771         859,463         328,148
      Units redeemed                                                    (608,158)       (436,731)       (254,059)       (115,746)
      Units transferred                                                1,196,086       1,962,859         394,030          29,262
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                          2,301,844       2,734,899         999,434         241,664
Beginning units                                                        5,836,193       3,942,972       3,760,070       1,320,387
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,138,037       6,677,871       4,759,504       1,562,051
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                         117,822          65,612          41,861          11,024
      Units redeemed                                                     (29,331)         (2,682)           (461)            (91)
      Units transferred                                                   98,987          43,240          (3,648)          1,123
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            187,478         106,170          37,752          12,056
Beginning units                                                           34,554          28,828          14,466           4,044
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             222,032         134,998          52,218          16,100
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          73,011          49,036          21,934          47,116
      Units redeemed                                                     (49,560)         (1,459)           (557)            (18)
      Units transferred                                                   84,976         150,121          27,103         (32,814)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            108,427         197,698          48,480          14,284
Beginning units                                                           64,966          25,766           9,172           4,539
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             173,393         223,464          57,652          18,823
                                                                   =============   =============   =============   =============
                                                                     Large Cap        Mid Cap         Mid Cap
                                                                       Value           Growth          Value         Small Cap
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (683,906)  $    (491,893)  $    (692,931)  $    (444,633)
      Net realized gains (losses) from securities
          transactions                                                (2,733,954)     (2,778,622)     (1,045,541)     (2,473,922)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,064,939)     (2,341,495)     (7,237,388)     (4,582,114)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (9,482,799)     (5,612,010)     (8,975,860)     (7,500,669)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                12,689,592       7,997,739      11,799,049      10,061,576
          Cost of units redeemed                                      (3,849,161)     (1,967,659)     (3,887,121)     (1,959,113)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                5,269,402         947,083        (137,031)       (841,348)
          Contract maintenance charge                                    (11,066)         (7,979)        (11,078)         (6,690)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     14,098,767       6,969,184       7,763,819       7,254,425
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      4,615,968       1,357,174      (1,212,041)       (246,244)
Net assets at beginning of period                                     52,651,828      34,553,224      50,248,919      31,232,150
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  57,267,796   $  35,910,398   $  49,036,878   $  30,985,906
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         459,691         238,503         300,758         417,972
      Units redeemed                                                    (120,711)        (41,480)        (85,200)        (86,145)
      Units transferred                                                  225,490          64,169         165,890          50,083
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 564,470         261,192         381,448         381,910
Beginning units                                                        1,003,046         563,531         671,549         579,987
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,567,516         824,723       1,052,997         961,897
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         145,933          84,366          68,345          98,660
      Units redeemed                                                      (3,111)         (1,152)           (845)         (1,257)
      Units transferred                                                   80,821          54,632          31,550          47,707
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            223,643         137,846          99,050         145,110
Beginning units                                                           11,012           6,321           3,389           5,767
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             234,655         144,167         102,439         150,877
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         630,828         402,261         439,393         610,405
      Units redeemed                                                    (288,690)       (157,407)       (205,980)       (157,841)
      Units transferred                                                  209,182         (23,087)       (252,103)       (208,123)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            551,320         221,767         (18,690)        244,441
Beginning units                                                        3,640,453       2,242,813       2,540,248       2,401,029
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,191,773       2,464,580       2,521,558       2,645,470
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          42,222          25,064          25,758          35,399
      Units redeemed                                                        (497)         (1,071)           (314)           (227)
      Units transferred                                                      455           1,940            (398)          4,376
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             42,180          25,933          25,046          39,548
Beginning units                                                           13,481          25,874           5,255           4,412
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              55,661          51,807          30,301          43,960
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          50,927          46,112          39,766          48,956
      Units redeemed                                                        (552)           (309)           (372)           (557)
      Units transferred                                                   (1,093)        (15,293)          1,695          (9,918)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             49,282          30,510          41,089          38,481
Beginning units                                                            7,302           5,370           5,208           5,097
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              56,584          35,880          46,297          43,578
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                   International    Diversified        Cash            Focus
                                                                       Equity       Fixed Income    Management         Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (321,130)  $  (1,039,774)  $     (95,890)  $    (505,856)
      Net realized gains (losses) from securities
          transactions                                                  (960,532)        998,173        (110,430)     (2,777,705)
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,916,372)      6,541,040        (222,118)     (1,938,417)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (4,198,034)      6,499,439        (428,438)     (5,221,978)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 8,507,403      34,683,105      36,716,286      10,032,460
          Cost of units redeemed                                      (1,215,094)     (9,325,567)    (24,072,530)     (3,535,948)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                4,117,379      58,753,369       5,939,321       1,709,778
          Contract maintenance charge                                     (4,413)        (14,850)         (6,463)        (11,356)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     11,405,275      84,096,057      18,576,614       8,194,934
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      7,207,241      90,595,496      18,148,176       2,972,956
Net assets at beginning of period                                     22,913,462      51,800,174      31,893,473      33,702,315
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  30,120,703   $ 142,395,670   $  50,041,649   $  36,675,271
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         492,006       1,323,374       1,854,910         915,708
      Units redeemed                                                     (53,199)       (418,897)     (1,662,168)       (163,319)
      Units transferred                                                  673,163         881,757         540,533         479,134
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               1,111,970       1,786,234         733,275       1,231,523
Beginning units                                                        1,039,877       1,670,108       1,208,137         990,386
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,151,847       3,456,342       1,941,412       2,221,909
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         173,213         185,846         268,900         189,824
      Units redeemed                                                      (2,173)         (3,321)        (14,057)         (1,108)
      Units transferred                                                   96,732         191,337          28,980          20,111
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            267,772         373,862         283,823         208,827
Beginning units                                                            3,862           6,446           1,727          12,042
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             271,634         380,308         285,550         220,869
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         621,973       1,444,107       1,227,278         628,445
      Units redeemed                                                    (146,425)       (395,038)       (544,142)       (472,714)
      Units transferred                                                  320,074       3,998,772        (109,311)       (218,697)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            795,622       5,047,841         573,825         (62,966)
Beginning units                                                        1,904,051       3,068,281       1,737,471       4,111,610
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,699,673       8,116,122       2,311,296       4,048,644
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          29,240          70,436          26,539          65,819
      Units redeemed                                                        (877)         (1,285)         (6,664)        (16,310)
      Units transferred                                                   (2,127)         (4,553)         52,971           4,917
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             26,236          64,598          72,846          54,426
Beginning units                                                            8,133          13,415           2,287          15,022
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              34,369          78,013          75,133          69,448
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          14,651          25,837          22,605           4,934
      Units redeemed                                                        (153)           (677)            210            (209)
      Units transferred                                                    7,586         148,102          32,172          21,106
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             22,084         173,262          54,987          25,831
Beginning units                                                              261           1,258             456          16,100
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              22,345         174,520          55,443          41,931
                                                                   =============   =============   =============   =============
                                                                    Focus Growth       Focus           Focus
                                                                     and Income        Value          TechNet         Growth
                                                                     Portfolio       Portfolio       Portfolio       Strategy
                                                                     (Class 2)       (Class 2)       (Class 2)     (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (246,273)  $     (78,288)  $     (90,078)  $         (25)
      Net realized gains (losses) from securities
          transactions                                                  (777,531)       (904,509)     (2,253,412)            201
      Change in net unrealized appreciation
          (depreciation) of investments                                 (337,604)       (449,274)      1,726,949             793
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (1,361,408)     (1,432,071)       (616,541)            969
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 7,119,084       8,865,060       2,080,860          32,007
          Cost of units redeemed                                        (820,995)     (1,247,861)       (844,491)           (137)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                3,486,038       1,240,763       4,977,304           3,498
          Contract maintenance charge                                     (3,455)         (2,851)         (2,208)              0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions      9,780,672       8,855,111       6,211,465          35,368
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      8,419,264       7,423,040       5,594,924          36,337
Net assets at beginning of period                                     13,818,473      13,591,403       5,099,065               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  22,237,737   $  21,014,443   $  10,693,989   $      36,337
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         437,925         489,750         375,110               -
      Units redeemed                                                     (18,131)        (20,389)        (52,044)              -
      Units transferred                                                  182,588         196,594         988,850               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 602,382         665,955       1,311,916               -
Beginning units                                                          349,802         225,323         301,064               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             952,184         891,278       1,612,980               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                          72,053          88,618          40,505               8
      Units redeemed                                                      (1,487)         (1,011)         (1,208)              -
      Units transferred                                                   39,467          13,953          75,889             282
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            110,033         101,560         115,186             290
Beginning units                                                            3,960           1,916          18,283               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             113,993         103,476         133,469             290
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         444,636         334,631         271,768               -
      Units redeemed                                                     (96,641)       (116,456)       (247,403)              -
      Units transferred                                                  282,854         (87,194)        478,849               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            630,849         130,981         503,214               -
Beginning units                                                        1,303,889       1,017,059       1,092,695               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,934,738       1,148,040       1,595,909               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          30,292          40,567          41,777           2,541
      Units redeemed                                                      (1,718)         (1,004)           (829)              -
      Units transferred                                                    4,587          (4,211)        206,581               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             33,161          35,352         247,529           2,541
Beginning units                                                           11,516           6,825           5,105               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              44,677          42,177         252,634           2,541
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                           8,646          15,001          43,248               8
      Units redeemed                                                        (161)           (222)           (179)              -
      Units transferred                                                    8,804          19,750           4,564               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             17,289          34,529          47,633               8
Beginning units                                                           10,118          15,685          13,502               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              27,407          50,214          61,135               8
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Moderate        Balanced      Conservative      Large Cap
                                                                      Growth          Growth          Growth          Growth
                                                                     Strategy        Strategy        Strategy        Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (908)  $        (794)  $         (54)  $         (94)
      Net realized gains (losses) from securities
          transactions                                                       284             314             238              83
      Change in net unrealized appreciation
          (depreciation) of investments                                   10,853          16,725           1,496           4,278
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                   10,229          16,245           1,680           4,267
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   213,448         285,002          30,365          44,945
          Cost of units redeemed                                            (127)           (126)           (297)              0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0         114,633           1,064               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        213,321         399,509          31,132          44,945
                                                                   -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                        223,550         415,754          32,812          49,212
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $     223,550   $     415,754   $      32,812   $      49,212
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             874          17,239           1,622           3,638
      Units redeemed                                                           -               -             (13)              -
      Units transferred                                                        -               -              85               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                874          17,239           1,694           3,638
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 874          17,239           1,694           3,638
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          16,596           5,918             798              16
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             16,596           5,918             798              16
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              16,596           5,918             798              16
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               8               8               8           3,614
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -           9,344               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  8           9,352               8           3,614
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   8           9,352               8           3,614
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap        Mid Cap         Mid Cap
                                                                     Composite         Value           Growth          Value
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (11)  $         (93)  $         (71)  $         (60)
      Net realized gains (losses) from securities
          transactions                                                        83             112             203              97
      Change in net unrealized appreciation
          (depreciation) of investments                                        4           4,815           3,146           2,200
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                       76           4,834           3,278           2,237
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     2,223          44,917          39,808          41,759
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          2,223          44,917          39,808          41,759
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          2,299          49,751          43,086          43,996
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       2,299   $      49,751   $      43,086   $      43,996
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             281           2,728           3,501           3,525
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                281           2,728           3,501           3,525
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 281           2,728           3,501           3,525
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              14              12              11               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14              12              11               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14              12              11               9
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              14           2,691             688               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14           2,691             688               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14           2,691             688               9
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                                   International    Diversified        Cash
                                                                     Small Cap         Equity       Fixed Income    Management
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (34)  $         (86)  $      (3,111)  $      (1,807)
      Net realized gains (losses) from securities
          transactions                                                       101              44           1,133              48
      Change in net unrealized appreciation
          (depreciation) of investments                                    1,663           4,203          16,386             151
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                    1,730           4,161          14,408          (1,608)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    23,634          54,931       1,551,838         433,065
          Cost of units redeemed                                               0               0        (251,838)            (66)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0         412,854        (182,893)
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions         23,634          54,931       1,712,854         250,106
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                         25,364          59,092       1,727,262         248,498
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $      25,364   $      59,092   $   1,727,262   $     248,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                           3,095           8,801          98,642             333
      Units redeemed                                                           -               -         (22,246)             (6)
      Units transferred                                                        -               -          20,355             (52)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              3,095           8,801          96,751             275
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               3,095           8,801          96,751             275
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              13              17          36,523           5,144
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13              17          36,523           5,144
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13              17          36,523           5,144
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              13           1,344           1,874          34,649
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -          16,196         (16,925)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13           1,344          18,070          17,724
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13           1,344          18,070          17,724
                                                                   =============   =============   =============   =============
                                                                       Focus       Focus Growth        Focus           Focus
                                                                       Growth       and Income         Value          TechNet
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                    (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)*
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (17)  $        (116)  $         (56)  $          (3)
      Net realized gains (losses) from securities
          transactions                                                        78              58             133             192
      Change in net unrealized appreciation
          (depreciation) of investments                                      281           5,667           1,142              49
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                      342           5,609           1,219             238
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     6,235          71,299          15,552             116
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          6,235          71,299          15,552             116
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          6,577          76,908          16,771             354
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       6,577   $      76,908   $      16,771   $         354
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                              19           9,721           1,339              43
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19           9,721           1,339              43
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19           9,721           1,339              43
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                           1,141             558             442              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              1,141             558             442              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               1,141             558             442              42
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              19              15              12              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19              15              12              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19              15              12              42
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

* Increase relates to net assets retained in Variable Annuity Account Five by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons Advisor II is a new product that was launched on November 11, 2002. Seasons Advisor and Seasons Triple Elite were launched in the prior fiscal year on October 1, 2001 and December 10, 2001, respectively. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and nine Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account.

      The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II and Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.55% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Multi-Managed Growth Portfolio (Class 1)                  $    5,023,642   $   9,389,722
Multi-Managed Moderate Growth Portfolio (Class 1)              6,956,036      11,505,816
Multi-Managed Income/Equity Portfolio (Class 1)                5,831,739       8,523,894
Multi-Managed Income Portfolio (Class 1)                       6,798,067       9,269,631
Asset Allocation: Diversified Growth Portfolio (Class 1)       8,237,059      20,090,953
Stock Portfolio (Class 1)                                      5,710,867      18,370,349
Large Cap Growth Portfolio (Class 1)                           2,413,969       3,503,693
Large Cap Composite Portfolio (Class 1)                        1,146,547       1,619,803
Large Cap Value Portfolio (Class 1)                            2,067,789       2,565,464
Mid Cap Growth Portfolio (Class 1)                             2,921,967       3,849,687
Mid Cap Value Portfolio (Class 1)                              3,139,564       3,996,295
Small Cap Portfolio (Class 1)                                  5,910,933       6,317,679
International Equity Portfolio (Class 1)                       1,910,624       1,774,453
Diversified Fixed Income Portfolio (Class 1)                   3,526,402       8,462,702
Cash Management Portfolio (Class 1)                           10,266,075      12,905,119
Focus Growth Portfolio (Class 1)                               1,829,724       1,993,454
Multi-Managed Growth Portfolio (Class 2)                      24,384,383       7,847,999
Multi-Managed Moderate Growth Portfolio (Class 2)             49,365,396      11,636,077
Multi-Managed Income/Equity Portfolio (Class 2)               48,160,760       6,625,491
Multi-Managed Income Portfolio (Class 2)                      41,997,748      17,515,093
Asset Allocation: Diversified Growth Portfolio (Class 2)      67,387,382      24,531,808
Stock Portfolio (Class 2)                                     51,950,335      22,785,980
Large Cap Growth Portfolio (Class 2)                          22,183,485       5,751,486
Large Cap Composite Portfolio (Class 2)                        9,474,988       4,314,267
Large Cap Value Portfolio (Class 2)                           25,597,808       6,980,292
Mid Cap Growth Portfolio (Class 2)                            28,891,646       9,703,775
Mid Cap Value Portfolio (Class 2)                             24,013,046       7,702,262
Small Cap Portfolio (Class 2)                                 33,088,974      12,957,206
International Equity Portfolio (Class 2)                      48,467,281      30,070,457
Diversified Fixed Income Portfolio (Class 2)                  41,866,816      52,367,447
Cash Management Portfolio (Class 2)                           90,225,891      90,911,914
Focus Growth Portfolio (Class 2)                              26,318,370       9,385,323
Focus Growth and Income Portfolio (Class 2)                   29,256,964       8,305,482

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Focus Value Portfolio (Class 2)                           $   25,585,646   $   7,410,043
Focus TechNet Portfolio (Class 2)                             24,351,984      13,039,057
Multi-Managed Growth Portfolio (Class 3)                       5,597,181         177,921
Multi-Managed Moderate Growth Portfolio (Class 3)             14,288,697         323,486
Multi-Managed Income/Equity Portfolio (Class 3)               13,413,607         776,380
Multi-Managed Income Portfolio (Class 3)                      10,885,438         944,099
Asset Allocation: Diversified Growth Portfolio (Class 3)      19,924,326         967,839
Stock Portfolio (Class 3)                                     15,649,100         755,468
Large Cap Growth Portfolio (Class 3)                           7,406,457         262,238
Large Cap Composite Portfolio (Class 3)                        3,169,248         536,995
Large Cap Value Portfolio (Class 3)                            7,621,060         499,601
Mid Cap Growth Portfolio (Class 3)                             7,830,934         411,076
Mid Cap Value Portfolio (Class 3)                              6,895,396         200,125
Small Cap Portfolio (Class 3)                                  8,580,424       1,351,312
International Equity Portfolio (Class 3)                      12,935,270       7,491,001
Diversified Fixed Income Portfolio (Class 3)                  12,688,995       4,457,744
Cash Management Portfolio (Class 3)                           20,135,248      13,828,899
Focus Growth Portfolio (Class 3)                               9,331,489         654,752
Focus Growth and Income Portfolio (Class 3)                    9,677,923         624,422
Focus Value Portfolio (Class 3)                                5,856,698         267,934
Focus TechNet Portfolio (Class 3)                              4,985,907         448,717

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002, follows:

                                                                    For the Year Ended April 30
                  At April 30
      --------------------------------------------------
                          Unit Fair Value                  Expense Ratio    Investment      Total Return
                              Lowest to       Net Assets       Lowest         Income         Lowest to
 Year     Units            Highest ($) (7)       ($)       to Highest (1)    Ratio (2)       Highest (3)
 ----     -----            ---------------    ----------   --------------   ----------  ---------------------
Growth Strategy (Class 1)
2004     7,772,716        14.87  to  14.96   116,291,111   1.40% to 1.52%      0.81%     17.04%  to    17.18%
2003     8,388,728        12.71  to  12.77   107,107,897   1.40% to 1.52%      1.10%    -11.41%  to   -11.30%
2002    10,908,140        14.34  to  14.40   157,031,366   1.40% to 1.52%      3.18%    -15.71%  to   -15.61%

Moderate Growth Strategy (Class 1)
2004     8,455,950        14.71  to  14.80   125,160,639   1.40% to 1.52%      1.15%     14.75%  to    14.89%
2003     9,209,776        12.82  to  12.88   118,653,181   1.40% to 1.52%      1.43%     -9.35%  to    -9.24%
2002    11,717,719        14.15  to  14.20   166,340,750   1.40% to 1.52%      4.38%    -13.00%  to   -12.89%

Balanced Growth Strategy (Class 1)
2004     6,719,426        14.38  to  14.47    97,222,088   1.40% to 1.52%      1.53%     11.84%  to    11.97%
2003     7,403,724        12.86  to  12.92    95,672,898   1.40% to 1.52%      1.77%     -5.99%  to    -5.88%
2002     8,709,189        13.68  to  13.73   119,574,001   1.40% to 1.52%      6.57%     -8.48%  to    -8.37%

Conservative Growth Strategy (Class 1)
2004     5,093,757        14.21  to  14.30    72,807,120   1.40% to 1.52%      1.98%      9.23%  to     9.37%
2003     5,702,169        13.01  to  13.07    74,525,952   1.40% to 1.52%      2.08%     -2.90%  to    -2.78%
2002     6,350,294        13.39  to  13.44    85,371,281   1.40% to 1.52%     10.18%     -5.01%  to    -4.90%

Large Cap Growth Portfolio (Class 1)
2004     1,832,151         7.34  to   8.14    14,801,993   1.40% to 1.52%      0.00%     19.05%  to    19.20%
2003     1,955,050         6.16  to   6.83    13,238,748   1.40% to 1.52%      0.00%    -14.15%  to   -14.04%
2002     2,480,659         7.18  to   7.95    19,546,687   1.40% to 1.52%      0.00%    -21.62%  to   -21.52%

Large Cap Composite Portfolio (Class 1)
2004       554,166         8.13  to   8.86     4,898,313   1.40% to 1.52%      0.19%     18.48%  to    18.62%
2003       604,695         6.86  to   7.47     4,502,484   1.40% to 1.52%      0.34%    -15.98%  to   -15.88%
2002       694,260         8.16  to   8.88     6,145,402   1.40% to 1.52%      0.03%    -14.97%  to   -14.86%

Large Cap Value Portfolio (Class 1)
2004     1,184,464        11.18  to  11.71    13,848,855   1.40% to 1.52%      0.85%     23.56%  to    23.71%
2003     1,223,417         9.05  to   9.47    11,563,105   1.40% to 1.52%      0.30%    -16.47%  to   -16.37%
2002     1,523,447        10.84  to  11.32    17,218,760   1.40% to 1.52%      0.54%     -8.53%  to    -8.42%

Mid Cap Growth Portfolio (Class 1)
2004     1,069,700        12.66  to  13.82    14,699,391   1.40% to 1.52%      0.00%     34.27%  to    34.43%
2003     1,117,955         9.43  to  10.28    11,426,013   1.40% to 1.52%      0.00%    -15.93%  to   -15.83%
2002     1,472,485        11.21  to  12.21    17,888,985   1.40% to 1.52%      0.00%    -10.98%  to   -10.87%

Mid Cap Value Portfolio (Class 1)
2004       784,173        17.02  to  17.35    13,592,602   1.40% to 1.52%      0.71%     31.22%  to    31.38%
2003       834,622        12.97  to  13.20    11,011,900   1.40% to 1.52%      0.20%    -15.80%  to   -15.69%
2002     1,101,922        15.41  to  15.66    17,237,519   1.40% to 1.52%      0.70%     10.07%  to    10.20%

Small Cap Portfolio (Class 1)
2004     1,048,562        10.01  to  10.44    10,920,489   1.40% to 1.52%      0.00%     28.41%  to    28.57%
2003     1,068,628         7.80  to   8.12     8,656,121   1.40% to 1.52%      0.00%    -22.59%  to   -22.50%
2002     1,348,181        10.07  to  10.48    14,095,807   1.40% to 1.52%      0.00%     -6.64%  to    -6.52%

International Equity Portfolio (Class 1)
2004     1,000,273         7.31  to   7.86     7,843,631   1.40% to 1.52%      1.00%     34.15%  to    34.31%
2003       990,752         5.45  to   5.85     5,783,950   1.40% to 1.52%      0.42%    -24.84%  to   -24.75%
2002     1,166,987         7.25  to   7.78     9,048,213   1.40% to 1.52%      0.00%    -19.13%  to   -19.04%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                         For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                       Unit Fair Value                        Expense Ratio    Investment        Total Return
                          Lowest to              Net Assets       Lowest         Income           Lowest to
Year     Units         Highest ($) (7)              ($)       to Highest (1)    Ratio (2)        Highest (3)
----     -----        ----------------           ----------   --------------   ----------     -------------------
Diversified Fixed Income Portfolio (Class 1)
2004   1,056,123   11.53  to   11.74             12,385,587    1.40% to 1.52%     2.45%       -0.42%  to   -0.30%
2003   1,489,314   11.57  to   11.77             17,520,349    1.40% to 1.52%     0.48%        7.55%  to    7.68%
2002   1,411,919   10.76  to   10.93             15,426,164    1.40% to 1.52%     3.00%        3.26%  to    3.39%

Cash Management Portfolio (Class 1)
2004     303,221   10.60  to   10.67              3,235,873    1.40% to 1.52%     0.81%       -1.23%  to   -1.09%
2003     547,327   10.73  to   10.79              5,904,008    1.40% to 1.52%     1.32%       -0.75%  to   -0.61%
2002     531,352   10.81  to   10.86              5,766,910    1.40% to 1.52%     0.64%        0.60%  to    0.71%

Focus Growth Portfolio (Class 1)
2004   1,101,057    6.73  to    7.17              7,873,424    1.40% to 1.52%     0.00%       27.97%  to   28.12%
2003   1,099,996    5.26  to    5.60              6,135,879    1.40% to 1.52%     0.00%      -15.11%  to  -15.00%
2002   1,173,483    6.20  to    6.58              7,699,685    1.40% to 1.52%     0.00%      -14.01%  to  -13.90%

Growth Strategy (Class 2)
2004  10,609,338   14.82  to   14.88 (8)        157,034,208    1.40% to 1.95%     0.72%       16.37%  to   17.01%
2003   8,295,545   12.64  to   12.81            105,045,110    1.40% to 1.95%     1.10%      -12.01%  to  -11.43%
2002   6,910,595   14.30  to   14.48             98,937,250    1.40% to 1.95%     1.19%      -15.96%  to   -4.75% (5)

Moderate Growth Strategy (Class 2)
2004  19,965,290   14.52  to   14.72            292,196,592    1.40% to 1.95%     1.07%       14.09%  to   14.72%
2003  15,373,923   12.73  to   12.83            196,419,224    1.40% to 1.95%     1.49%       -9.89%  to   -9.40%
2002  10,962,655   14.11  to   14.16            154,852,713    1.40% to 1.95%     1.57%      -13.25%  to   -4.51% (5)

Balanced Growth Strategy (Class 2)
2004  18,767,867   14.23  to   14.39            268,615,260    1.40% to 1.95%     1.48%       11.20%  to   11.81%
2003  14,002,893   12.79  to   12.87            179,524,903    1.40% to 1.95%     1.79%       -6.55%  to   -6.03%
2002   9,013,774   13.64  to   13.70            123,147,411    1.40% to 1.95%     1.97%       -8.77%  to   -3.25% (5)

Conservative Growth Strategy (Class 2)
2004  13,601,996   14.17  to   14.21 (8)        192,367,449    1.40% to 1.95%     1.92%        8.61%  to    9.21%
2003  11,312,263   12.93  to   13.11            146,699,325    1.40% to 1.95%     2.13%       -3.46%  to   -2.94%
2002   6,071,979   13.35  to   13.53             81,208,456    1.40% to 1.95%     2.47%       -5.31%  to   -0.98% (5)

Large Cap Growth Portfolio (Class 2)
2004   8,958,148    8.01  to    8.10             72,131,748    1.40% to 1.95%     0.00%       18.37%  to   19.02%
2003   6,679,182    6.77  to    6.81             45,250,524    1.40% to 1.95%     0.00%      -14.64%  to  -14.18%
2002   4,680,882    7.90  to    7.95             37,007,912    1.40% to 1.95%     0.00%      -21.84%  to   -9.76% (5)

Large Cap Composite Portfolio (Class 2)
2004   3,143,934    8.74  to    8.81 (8)         27,564,090    1.40% to 1.95%     0.07%       17.80%  to   18.45%
2003   2,472,403    7.39  to    7.45             18,323,498    1.40% to 1.95%     0.20%      -16.46%  to  -16.00%
2002   1,735,375    8.82  to    8.88             15,328,272    1.40% to 1.95%     0.00%      -15.19%  to   -5.80% (5)

Large Cap Value Portfolio (Class 2)
2004   7,891,730   11.22  to   11.65             91,234,932    1.40% to 1.95%     0.75%       22.85%  to   23.52%
2003   6,106,189    9.13  to    9.43             57,267,796    1.40% to 1.95%     0.27%      -16.95%  to  -16.50%
2002   4,675,294   11.00  to   11.30             52,651,828    1.40% to 1.95%     0.43%       -8.79%  to   -5.42% (5)

Mid Cap Growth Portfolio (Class 2)
2004   5,124,765   13.66  to   13.75 (8)         70,053,839    1.40% to 1.95%     0.00%       33.50%  to   34.23%
2003   3,521,157   10.18  to   10.28             35,910,398    1.40% to 1.95%     0.00%      -16.40%  to  -15.95%
2002   2,843,909   12.14  to   12.25             34,553,224    1.40% to 1.95%     0.00%      -11.22%  to   -1.75% (5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                             For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                    Unit Fair Value                           Expense Ratio    Investment           Total Return
                      Lowest to                  Net Assets       Lowest         Income               Lowest to
Year     Units      Highest ($) (7)                 ($)       to Highest (1)    Ratio (2)            Highest (3)
----     -----     -----------------             ----------   --------------   ----------    ---------------------------
Mid Cap Value Portfolio (Class 2)
2004   4,849,209   16.10  to   17.26             82,845,283   1.40% to 1.95%      0.60%       30.47%     to       31.19%
2003   3,753,592   12.34  to   13.16             49,036,878   1.40% to 1.95%      0.16%      -16.27%     to      -15.82%
2002   3,225,649   14.73  to   15.63             50,248,919   1.40% to 1.95%      0.59%        2.88% (5) to       10.04%

Small Cap Portfolio (Class 2)
2004   5,957,810   10.30  to   10.39 (8)         61,539,737   1.40% to 1.95%      0.00%       27.67%     to       28.37%
2003   3,845,782    8.04  to    8.12             30,985,906   1.40% to 1.95%      0.00%      -23.03%     to      -22.61%
2002   2,996,292   10.42  to   10.51             31,232,150   1.40% to 1.95%      0.00%       -6.89%     to        2.01% (5)

International Equity Portfolio (Class 2)
2004   7,613,301    7.76  to    7.82 (8)         59,260,099   1.40% to 1.95%      0.88%       33.38%     to       34.10%
2003   5,179,868    5.80  to    5.83             30,120,703   1.40% to 1.95%      0.23%      -25.25%     to      -24.96%
2002   2,956,184    7.74  to    7.79             22,913,462   1.40% to 1.95%      0.00%      -19.32%     to       -1.39% (5)

Diversified Fixed Income Portfolio (Class 2)
2004  11,202,717   11.25  to   11.68            129,845,199   1.40% to 1.95%      2.22%       -0.99%     to       -0.45%
2003  12,205,305   11.36  to   11.73            142,395,670   1.40% to 1.95%      0.47%        6.97%     to        7.52%
2002   4,759,508   10.62  to   10.91             51,800,174   1.40% to 1.95%      3.18%       -1.36% (5) to        3.24%

Cash Management Portfolio (Class 2)
2004   4,648,052   10.50  to   10.62             49,137,559   1.40% to 1.95%      0.62%       -1.78%     to       -1.24%
2003   4,668,834   10.68  to   10.76             50,041,649   1.40% to 1.95%      1.30%       -1.28%     to       -0.76%
2002   2,950,078   10.79  to   10.86             31,893,473   1.40% to 1.95%      0.62%       -0.25  (5) to        0.57%

Focus Growth Portfolio (Class 2)
2004   9,361,514    7.06  to    7.13 (8)         66,439,046   1.40% to 1.95%      0.00%       27.24%     to       27.94%
2003   6,602,801    5.54  to    5.59             36,675,271   1.40% to 1.95%      0.00%      -15.59%     to      -15.13%
2002   5,145,160    6.55  to    6.59             33,702,315   1.40% to 1.95%      0.00%      -14.25%     to       -4.46% (5)

Focus Growth and Income Portfolio (Class 2)
2004   5,668,168    8.92  to    9.04 (8)         49,667,898   1.40% to 1.95%      0.00%       20.45%     to       21.12%
2003   3,072,999    7.10  to    7.47             22,237,737   1.40% to 1.95%      0.00%      -13.01%     to      -12.53%
2002   1,679,285    8.14  to    8.55             13,818,473   1.40% to 1.95%      0.05%       -8.96%     to        2.02% (5)

Focus Value Portfolio (Class 2)
2004   3,898,970   12.05  to   12.28             47,700,345   1.40% to 1.95%      0.00%       29.60%     to       30.31%
2003   2,235,185    9.30  to    9.44             21,014,443   1.40% to 1.95%      1.08%      -12.72%     to      -12.24%
2002   1,266,808   10.65  to   10.79             13,591,403   1.40% to 1.95%      0.00%       -3.51% (4) to        7.40% (5)

Focus TechNet Portfolio (Class 2)
2004   6,441,127    4.24  to    4.29 (8)         28,955,179   1.40% to 1.95%      0.00%       52.52%     to       53.36%
2003   3,656,127    2.78  to    3.09             10,693,989   1.40% to 1.95%      0.00%      -15.57%     to      -15.12%
2002   1,430,649    3.30  to    3.65              5,099,065   1.40% to 1.95%      0.00%      -47.98%     to      -25.68% (5)

Growth Strategy (Class 3)
2004     720,543   14.51  to   14.88 (8)         10,671,640   1.40% to 1.95%      0.20%        4.41%     to       15.51% (9)
2003       2,839   12.57  to   12.81                 36,337   1.55% to 1.95%      0.05%        2.09% (6) to        4.11% (6)
2002           -                   -                      -              -           -                                -

Moderate Growth Strategy (Class 3)
2004   1,716,904   14.34  to   14.73             25,167,840   1.40% to 1.95%      0.26%        3.65%     to       14.01% (9)
2003      17,478   12.58  to   12.82                223,550   1.55% to 1.95%      0.00%        2.09% (6) to        4.06% (6)
2002           -                   -                      -               -          -                                -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                            For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                      Unit Fair Value                          Expense Ratio    Investment          Total Return
                         Lowest to              Net Assets        Lowest          Income              Lowest to
Year     Units        Highest ($) (7)              ($)        to Highest (1)     Ratio (2)           Highest (3)
----     -----     ----------------------       ----------   ----------------   ----------    -------------------------
Balanced Growth Strategy (Class 3)
2004     1,634,224   14.09  to  14.39           23,311,741    1.40%  to  1.95%     1.05%      3.31%     to  11.12% (9)
2003        32,509   12.68  to  12.84              415,754    1.55%  to  1.95%     0.00%      2.54% (6) to   3.84% (6)
2002             -                  -                    -                  -         -                         -

Conservative Growth Strategy (Class 3)
2004     1,159,282   13.94  to  14.21 (8)       16,435,218    1.40%  to  1.95%     1.19%      2.39%     to   8.25% (9)
2003         2,500   12.88  to  13.13               32,812    1.55%  to  1.95%     0.07%      2.04% (6) to   4.04% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Growth Portfolio (Class 3)
2004       885,941    7.95  to   8.10            7,147,072    1.40%  to  1.95%     0.00%      6.22%     to  18.22% (9)
2003         7,268    6.73  to   6.82               49,212    1.55%  to  1.95%     0.00%      2.17% (6) to   3.53% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Composite Portfolio (Class 3)
2004       297,454    8.58  to   8.81            2,612,628    1.40%  to  1.95%     0.01%      4.81%     to  17.06% (9)
2003           309    7.33  to   7.46                2,299    1.55%  to  1.95%     0.04%      1.86% (6) to   3.62% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Value Portfolio (Class 3)
2004       616,248   11.17  to  11.65            7,114,625    1.40%  to  1.95%     0.23%      7.16%     to  22.72% (9)
2003         5,431    9.10  to   9.22               49,751    1.55%  to  1.95%     0.01%      3.90% (6) to   5.21% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Growth Portfolio (Class 3)
2004       543,723   13.53  to  13.75 (8)        7,442,389    1.40%  to  1.95%     0.00%      5.73%     to  33.33% (9)
2003         4,200   10.14  to  10.28               43,086    1.55%  to  1.95%     0.00%      6.55% (6) to   7.99% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Value Portfolio (Class 3)
2004       398,183   15.90  to  17.25            6,773,706    1.40%  to  1.95%     0.16%      9.50%     to  30.24% (9)
2003         3,543   12.21  to  12.42               43,996    1.55%  to  1.95%     0.00%      2.81% (6) to   4.60% (6)
2002             -                  -                    -                  -         -                         -

Small Cap Portfolio (Class 3)
2004       677,642   10.19  to  10.38 (8)        7,010,238    1.40%  to  1.95%     0.00%      1.57%     to  27.38% (9)
2003         3,121    8.00  to   8.13               25,364    1.55%  to  1.95%     0.00%      4.34% (6) to   6.05% (6)
2002             -                  -                    -                  -         -                         -

International Equity Portfolio (Class 3)
2004       722,860    7.68  to   7.82            5,629,172    1.40%  to  1.95%     0.28%     11.21%     to  33.25% (9)
2003        10,162    5.76  to   5.83               59,092    1.55%  to  1.95%     0.00%     -2.09% (6) to  -0.89% (6)
2002             -                  -                    -                  -         -                         -

Diversified Fixed Income Portfolio (Class 3)
2004       845,644   11.28  to  11.68            9,739,997    1.40%  to  1.95%     1.33%     -0.73%     to  -1.08% (9)
2003       151,344   11.40  to  11.42            1,727,262    1.55%  to  1.95%     0.00%      2.14% (6) to   2.26% (6)
2002             -                  -                    -                  -         -                         -

Cash Management Portfolio (Class 3)
2004       618,067   10.52  to  10.61            6,541,352    1.40%  to  1.95%     0.52%     -0.62%     to  -1.97% (9)
2003        23,143   10.74  to  10.75              248,498    1.55%  to  1.95%     0.00%     -0.77% (6) to  -0.65% (6)
2002             -                  -                    -                  -         -                         -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                              For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                   Unit Fair Value                              Expense Ratio   Investment           Total Return
                      Lowest to                  Net Assets        Lowest        Income               Lowest to
Year     Units     Highest ($) (7)                  ($)        to Highest (1)   Ratio (2)            Highest (3)
----     -----   -------------------             ----------   ----------------  ----------    --------------------------
Focus Growth Portfolio (Class 3)
2004  1,197,522   6.92  to   7.13 (8)             8,510,091   1.40%  to  1.95%    0.00%        3.95%      to  26.03% (9)
2003      1,179   5.49  to   5.59                     6,577   1.55%  to  1.95%    0.00%        3.00% (6)  to   4.86% (6)
2002          -                 -                         -                 -        -                            -

Focus Growth and Income Portfolio (Class 3)
2004  1,023,866   8.80  to   9.05 (8)             9,056,300   1.40%  to  1.95%    0.00%        3.49%      to  19.89% (9)
2003     10,294   7.34  to   7.47                    76,908   1.55%  to  1.95%    0.00%        5.34% (6)  to   7.20% (6)
2002          -                 -                         -                 -        -                            -

Focus Value Portfolio (Class 3)
2004    449,774  11.90  to  12.28                 5,497,137   1.40%  to  1.95%    0.00%        5.59%      to  28.97% (9)
2003      1,793   9.23       9.37                    16,771   1.55%  to  1.95%    0.04%        9.36% (6)  to  11.01% (6)
2002          -                 -                         -                 -        -                            -

Focus TechNet Portfolio (Class 3)
2004  1,038,166   4.19  to   4.29                 4,580,878   1.40%  to  1.95%    0.00%       11.26%      to  51.38% (9)
2003        127   2.77  to   2.81                       354   1.55%  to  1.95%    0.00%        4.71% (6)  to  16.36% (6)
2002          -                 -                         -                 -        -                            -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (effective date) to April 30, 2002.

5)    For Period from December 10, 2001 (effective date) to April 30, 2002.

6)    For Period from November 11, 2002 (effective date) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.